Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 25, 2013	Jun. 29, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	PARK NATIONAL CORP /OH/
Entity Central Index Key	0000805676
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		15,411,986
Entity Public Float			$ 1,032,261,917

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 164,120	$ 137,770
Money market instruments	37,185	19,716
Cash and cash equivalents	201,305	157,486
Investment securities:
Securities available-for-sale, at fair value (amortized cost of $1,099,658 and $801,147 at December 31, 2012 and 2011, respectively)	1,114,454	820,645
Securities held-to-maturity, at amortized cost (fair value of $410,705 and $834,574 at December 31, 2012 and 2011, respectively)	401,390	820,224
Other investment securities	65,907	67,604
Total investment securities	1,581,751	1,708,473
Total loans	4,450,322	4,317,099
Allowance for loan losses	(55,537)	(68,444)
Net loans	4,394,785	4,248,655
Other assets:
Bank owned life insurance	161,069	154,567
Goodwill	72,334	72,334
Other intangibles	337	2,509
Premises and equipment, net	53,751	53,741
Accrued interest receivable	19,710	19,697
Other real estate owned	35,718	42,272
Mortgage loan servicing rights	7,763	9,301
Other	114,280	120,748
Assets held for sale	0	382,462
Total other assets	464,962	857,631
Total assets	6,642,803	6,972,245
Deposits:
Non-interest bearing	1,137,290	995,733
Interest bearing	3,578,742	3,469,381
Total deposits	4,716,032	4,465,114
Short-term borrowings	344,168	263,594
Long-term debt	781,658	823,182
Subordinated debentures/notes	80,250	75,250
Total borrowings	1,206,076	1,162,026
Other liabilities:
Accrued interest payable	3,459	4,916
Other	66,870	61,639
Liabilities held for sale	0	536,186
Total other liabilities	70,329	602,741
Total liabilities	5,992,437	6,229,881
Commitments and Contingencies
Shareholders’ equity:
Preferred shares (200,000 shares authorized; No shares issued at December 31, 2012 and 100,000 shares issued at December 31, 2011 with $1,000 per share liquidation preference)	0	98,146
Common shares, no par value (20,000,000 shares authorized; 16,150,987 and 16,151,021 shares issued at December 31, 2012 and 2011, respectively)	302,654	301,202
Common share warrants	0	4,297
Accumulated other comprehensive income (loss), net	(17,518)	(8,831)
Retained earnings	441,605	424,557
Less: Treasury shares (738,989 and 745,109 shares at December 31, 2012 and 2011, respectively)	(76,375)	(77,007)
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$ 6,642,803	$ 6,972,245

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of securities available-for-sale	$ 1,099,658	$ 801,147
Fair value of securities held-to-maturity	$ 410,705	$ 834,574
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	100,000
Preferred stock per share liquidation preference	$ 0	$ 1,000
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,987	16,151,021
Treasury stock, shares	738,989	745,109

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Interest and fees on loans	$ 234,638	$ 262,458	$ 267,692
Interest and dividends on:
Obligations of U.S. Government, its agencies and other securities	50,549	68,873	76,839
Obligations of states and political subdivisions	140	371	786
Other interest income	408	178	200
Total interest and dividend income	285,735	331,880	345,517
Interest on deposits:
Demand and savings deposits	2,483	3,812	5,753
Time deposits	15,921	23,842	36,212
Interest on short-term borrowings	678	823	1,181
Interest on long-term debt	31,338	30,169	28,327
Total interest expense	50,420	58,646	71,473
Net interest income	235,315	273,234	274,044
Provision for loan losses	35,419	63,272	87,080
Net interest income after provision for loan losses	199,896	209,962	186,964
Other income:
Income from fiduciary activities	15,947	14,965	13,874
Service charges on deposit accounts	16,704	18,307	19,717
Net gains on sales of securities	0	28,829	11,864
Other service income	13,631	10,606	13,816
Checkcard fee income	12,541	12,496	11,177
Bank owned life insurance income	4,754	5,089	4,978
ATM fees	2,359	2,703	2,951
Net gain on sale of OREO	4,414	1,312	1,466
OREO devaluations	(6,872)	(8,219)	(13,206)
Gain on sale of Vision business	22,167	0	0
Other	6,758	8,822	8,243
Total other income	92,403	94,910	74,880
Other expense:
Salaries and employee benefits	95,977	102,068	98,315
Data processing fees	3,916	4,965	5,728
Professional fees and services	24,267	21,119	19,972
Net occupancy expense of bank premises	9,444	11,295	11,510
Amortization of intangibles	2,172	3,534	3,422
Furniture and equipment expense	10,788	10,773	10,435
Insurance	5,780	6,821	8,983
Marketing	3,474	2,967	3,656
Postage and telephone	5,983	6,060	6,648
State taxes	3,786	1,544	3,171
Loan put provision	3,299	0	0
OREO expense	4,011	3,266	3,358
Other	15,071	13,905	11,909
Total other expense	187,968	188,317	187,107
Income before income taxes	104,331	116,555	74,737
State income taxes (benefit)	0	6,088	(1,161)
Federal income taxes	25,701	28,327	17,797
Net income	78,630	82,140	58,101
Preferred share dividends and accretion	3,425	5,856	5,807
Income available to common shareholders	$ 75,205	$ 76,284	$ 52,294
Earnings per common share:
Basic (in dollars per share)	$ 4.88	$ 4.95	$ 3.45
Diluted (in dollars per share)	$ 4.88	$ 4.95	$ 3.45

Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 78,630	$ 82,140	$ 58,101
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes of $(3,328), $(2,707) and $(1,307) for years ended December 31, 2012, 2011, and 2010, respectively	(6,180)	(5,027)	(2,427)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes of $296, $276 and $(53) for years ended December 31, 2012, 2011 and 2010, respectively	550	512	(98)
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes of $(1,645), $(1,318) and $(8,078) for years ended December 31, 2012, 2011 and 2010, respectively	(3,057)	(2,448)	(15,004)
Other comprehensive income (loss)	(8,687)	(6,963)	(17,529)
Comprehensive income	$ 69,943	$ 75,177	$ 40,572

Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Effect
Change in pension plan assets and benefit obligations, tax expense	$ (3,328)	$ (2,707)	$ (1,307)
Unrealized net holding gain (loss) on cash flow hedge, tax Expense	296	276	(53)
Unrealized net holding gain (loss) on securities available-for-sale, tax expense	$ (1,645)	$ (1,318)	$ (8,078)

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Shares	Common Shares	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 717,264	$ 96,483	$ 306,569	$ 423,872	$ (125,321)	$ 15,661
Beginning balance, shares at Dec. 31, 2009		100,000	14,882,780
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	58,101			58,101
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(2,427)					(2,427)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes	(98)					(98)
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes	(15,004)					(15,004)
Cash dividends	(57,076)			(57,076)
Fractional shares issued in dividend reinvestment plan, shares			(50)
Cash payment for fractional shares in dividend reinvestment plan	(4)		(4)
Reissuance of common stock from treasury shares held, shares			509,184
Reissuance of common shares from treasury shares held	33,327		(898)	(12,729)	46,954
Accretion of discount on preferred shares	0	807		(807)
Common share warrants issued	176		176
Common share warrants expired			(166)	166
Preferred share dividends	(5,000)			(5,000)
Treasury stock reissued for director grants, shares			7,020
Treasury shares reissued for director grants	449			(185)	634
Ending balance at Dec. 31, 2010	729,708	97,290	305,677	406,342	(77,733)	(1,868)
Ending balance, shares at Dec. 31, 2010		100,000	15,398,934
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	82,140			82,140
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(5,027)					(5,027)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes	512					512
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes	(2,448)					(2,448)
Cash dividends	(57,907)			(57,907)
Fractional shares issued in dividend reinvestment plan, shares			(42)
Cash payment for fractional shares in dividend reinvestment plan	(2)		(2)
Accretion of discount on preferred shares	0	856		(856)
Common share warrants expired	0		(176)	176
Preferred share dividends	(5,000)			(5,000)
Treasury stock reissued for director grants, shares			7,020
Treasury shares reissued for director grants	388			(338)	726
Ending balance at Dec. 31, 2011	742,364	98,146	305,499	424,557	(77,007)	(8,831)
Ending balance, shares at Dec. 31, 2011		100,000	15,405,912
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	78,630			78,630
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(6,180)					(6,180)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes	550					550
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes	(3,057)					(3,057)
Cash dividends	(57,932)			(57,932)
Fractional shares issued in dividend reinvestment plan, shares			(34)
Cash payment for fractional shares in dividend reinvestment plan	(2)		(2)
Common share warrants redeemed	(2,843)		(2,843)
Preferred shares redeemed	(100,000)	(100,000)
Preferred shares redeemed, shares		(100,000)
Accretion of discount on preferred shares	0	1,854		(1,854)
Preferred share dividends	(1,571)			(1,571)
Treasury stock reissued for director grants, shares			6,120
Treasury shares reissued for director grants	407			(225)	632
Ending balance at Dec. 31, 2012	$ 650,366	$ 0	$ 302,654	$ 441,605	$ (76,375)	$ (17,518)
Ending balance, shares at Dec. 31, 2012		0	15,411,998

Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized net holding gain (loss) on cash flow hedge, tax	$ 296	$ 276	$ (53)
Unrealized net holding gain on securities-available-for-sale, tax	(1,645)	(1,318)	(8,078)
Cash dividends on common stock per share	$ 3.76	$ 3.76	$ 3.76
Change in funded status of pension plan, tax	$ (3,328)	$ (2,707)	$ (1,307)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income	$ 78,630	$ 82,140	$ 58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	35,419	63,272	87,080
Loan put provision	3,299	0	0
Amortization of loan fees and costs, net	2,119	2,871	4,179
Provision for depreciation	6,954	7,583	7,126
Other than temporary impairment on investment securities	54	0	23
Amortization of intangible assets	2,172	3,534	3,422
(Accretion)/amortization of investment securities	(239)	490	(2,413)
Deferred income tax (benefit)	12,717	28,466	(9,603)
Realized net investment security gains	0	(28,829)	(11,864)
Compensation expense for issuance of treasury shares to directors	407	388	449
Loan originations to be sold in secondary market	(442,890)	(269,922)	(443,369)
Proceeds from sale of loans in secondary market	422,875	263,170	443,360
Gain on sale of loans in secondary market	5,807	3,557	1,220
OREO devaluations	6,872	8,219	13,206
Bank owned life insurance income	(4,754)	(5,089)	(4,978)
Changes in assets and liabilities:
(Increase) in other assets	(15,231)	(18,722)	(18,774)
Increase (decrease) in other liabilities	(9,010)	(10,826)	180
Cash included in assets held for sale	0	(6,766)	0
Net cash provided by operating activities	105,201	123,536	127,345
Investing activities:
Proceeds from sales of available-for-sale securities	0	584,573	460,192
Proceeds from sales of held-to-maturity securities	0	25,410	0
Proceeds from calls and maturities of securities:
Held-to-maturity	681,513	454,937	146,986
Available-for-sale	666,431	557,552	2,238,059
Purchase of securities:
Held-to-maturity	(262,679)	(625,925)	(313,642)
Available-for-sale	(964,704)	(641,751)	(2,719,265)
Net decrease in other investments	1,697	1,095	220
Net loan originations, portfolio loans	163,106	71,862	153,677
Sales of assets/liabilities related to Vision Bank	(144,436)	0	0
Purchases of bank owned life insurance, net	(2,500)	(3,000)	(4,562)
Purchases of premises and equipment, net	(6,964)	(6,618)	(7,602)
Net cash (used in) provided by investing activities	(194,748)	274,411	(353,291)
Financing activities
Net increase (decrease) in deposits	250,918	(97,708)	(92,632)
Net increase (decrease) in short-term borrowings	80,574	(400,075)	339,450
Issuance of treasury shares, net	0	0	33,541
Proceeds from issuance of subordinated notes	30,000	0	0
Proceeds from long-term debt	300,000	203,000	0
Repayment of sub-debt	(25,000)	0	0
Repayment of long-term debt	(340,129)	(16,551)	(17,648)
Cash payment for repurchase of common share warrant from U.S. Treasury	(2,843)	0	0
Repurchase of preferred shares from U.S. Treasury	(100,000)	0	0
Cash dividends paid	(60,154)	(62,907)	(62,076)
Net cash provided by (used in) financing activities	133,366	(374,241)	200,635
Increase (decrease) in cash and cash equivalents	43,819	23,706	(25,311)
Cash and cash equivalents at beginning of year	157,486	133,780	159,091
Cash and cash equivalents at end of year	$ 201,305	$ 157,486	$ 133,780

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed in the preparation of the consolidated financial statements:

Principles of Consolidation
The consolidated financial statements include the accounts of Park National Corporation and its subsidiaries (“Park”, the “Company” or the “Corporation”). Material intercompany accounts and transactions have been eliminated.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Management has identified the allowance for loan losses, accounting for Other Real Estate Owned (“OREO”), fair value accounting and accounting for goodwill as significant estimates.

Reclassifications
Certain prior year amounts have been reclassified to conform with the current year presentation. Reclassifications had no effect on prior year net income or shareholders' equity.

Restrictions on Cash and Due from Banks
The Corporation’s bank subsidiary is required to maintain average reserve balances with the Federal Reserve Bank. The average required reserve balance was approximately $41.0 million at December 31, 2012 and $38.1 million at December 31, 2011. No other compensating balance arrangements were in existence at December 31, 2012.

Investment Securities
Investment securities are classified upon acquisition into one of three categories: held-to-maturity, available-for-sale, or trading (see Note 4 of these Notes to Consolidated Financial Statements).

Held-to-maturity securities are those securities that the Corporation has the positive intent and ability to hold to maturity and are recorded at amortized cost. Available-for-sale securities are those securities that would be available to be sold in the future in response to the Corporation’s liquidity needs, changes in market interest rates, and asset-liability management strategies, among other reasons. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses excluded from earnings but included in other comprehensive income, net of applicable taxes. The Corporation did not hold any trading securities during any period presented.

Available-for-sale and held-to-maturity securities are evaluated quarterly for potential other-than-temporary impairment. Management considers the facts related to each security including the nature of the security, the amount and duration of the loss, the credit quality of the issuer, the expectations for that security’s performance and whether Park intends to sell, or it is more likely than not to be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. Declines in equity securities that are considered to be other-than-temporary are recorded as a charge to earnings in the Consolidated Statements of Income. Declines in debt securities that are considered to be other-than-temporary are separated into (1) the amount of the total impairment related to credit loss and (2) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total impairment related to all other factors is recognized in other comprehensive income.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.

Gains and losses realized on the sale of investment securities are recorded on the trade date and determined using the specific identification basis.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock
Park’s subsidiary bank, The Park National Bank (PNB) is a member of the FHLB. Additionally, PNB is a member of the FRB. Members are required to own a certain amount of stock based on their level of borrowings and other factors and may invest in additional amounts. FHLB stock and FRB stock are classified as restricted securities and are carried at their redemption value within other investment securities on the balance sheet. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance
Park has purchased life insurance policies on directors and certain key officers. Bank owned life insurance is recorded at its cash surrender value (or the amount that can be realized).

Mortgage Loans Held for Sale
Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale were $25.7 million and $11.5 million at December 31, 2012 and 2011, respectively. These amounts are included in loans on the Consolidated Balance Sheets and in the residential real estate loan segments in Notes 5 and 6. The contractual balance was $25.2 million and $11.4 million at December 31, 2012 and 2011, respectively. The gain expected upon sale was $568,000 and $182,000 at December 31, 2012 and 2011, respectively. None of these loans are 90 days or more past due or on nonaccrual status as of December 31, 2012 or 2011.

Mortgage Banking Derivatives
Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives. Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked. The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding principal balances adjusted for any charge-offs, any deferred fees or costs on originated loans, and any unamortized premiums or discounts on purchased loans. Interest income is reported on the interest method and includes amortization of net deferred loan origination fees and costs over the loan term. Commercial loans include: (1) commercial, financial and agricultural loans; (2) commercial real estate loans; (3) those commercial loans in the real estate construction loan segment; and (4) those commercial loans in the residential real estate loan segment. Consumer loans include: (1) mortgage and installment loans included in the real estate construction segment; (2) mortgage, home equity lines of credit (HELOC), and installment loans included in the residential real estate segment; and (3) all loans included in the consumer segment.

Generally, commercial loans are placed on nonaccrual status at 90 days past due and consumer and residential mortgage loans are placed on nonaccrual status at 120 days past due. Accrued interest on these loans is considered a loss, unless the loan is well-secured and in the process of collection. Commercial loans placed on nonaccrual status are considered impaired (See Note 5 of these Notes to Consolidated Financial Statements). For loans which are on nonaccrual status, it is Park’s policy to reverse interest previously accrued on the loans against interest income. Interest on such loans may be recorded on a cash basis and be included in earnings only when cash is actually received. Park’s charge-off policy for commercial loans requires management to establish a specific reserve or record a charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be, a collateral shortfall related to the estimated value of the collateral securing the loan. The Company’s charge-off policy for consumer loans is dependent on the class of the loan. Residential mortgage loans and HELOC are typically charged down to the value of the collateral, less estimated selling costs, at 180 days past due. The charge-off policy for other consumer loans, primarily installment loans, requires a monthly review of delinquent loans and a complete charge-off for any account that reaches 120 days past due.

The delinquency status of a loan is based on contractual terms and not on how recently payments have been received. Loans are removed from nonaccrual status when loan payments have been received to cure the delinquency status, the borrower has demonstrated the ability to pay and the loan is deemed to be well-secured by management.

A description of each segment of the loan portfolio, along with the risk characteristics of each segment, is included below:

Commercial, financial and agricultural: Commercial, financial and agricultural loans are made for a wide variety of general corporate purposes, including financing for commercial and industrial businesses, financing for equipment, inventories and accounts receivable, acquisition financing and commercial leasing. The term of each commercial loan varies by its purpose. Repayment terms are structured such that commercial loans will be repaid within the economic useful life of the underlying asset. The commercial loan portfolio includes loans to a wide variety of corporations and businesses across many industrial classifications in the 28 Ohio counties and one Kentucky county where PNB operates. The primary industries represented by these customers include manufacturing, retail trade, health care and other services.

Commercial real estate: Commercial real estate (“CRE”) loans include mortgage loans to developers and owners of commercial real estate. The lending policy for CRE loans is designed to address the unique risk attributes of CRE lending. The collateral for these CRE loans is the underlying commercial real estate. PNB and its divisons generally require that the CRE loan amount be no more than 85% of the purchase price or the appraised value of the commercial real estate securing the CRE loan, whichever is less. CRE loans made for each subsidiary bank’s portfolio generally have a variable interest rate. A CRE loan may be made with a fixed interest rate for a term generally not exceeding five years.

Construction real estate: The Company defines construction loans as both commercial construction loans and residential construction loans where the loan proceeds are used exclusively for the improvement of real estate as to which the Company holds a mortgage. Construction loans may be in the form of a permanent loan or short-term construction loan, depending on the needs of the individual borrower. Generally, the permanent construction loans have a variable interest rate although a permanent construction loan may be made with a fixed interest rate for a term generally not exceeding five years. Short-term construction loans are made with variable interest rates. Construction financing is generally considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the property’s value at completion of construction and the estimated cost (including interest) of construction. If the estimate of construction cost proves to be inaccurate, the PNB banking division making the loan may be required to advance funds beyond the amount originally committed to permit completion of the project. If the estimate of value proves inaccurate, the subsidiary bank may be confronted, at or prior to the maturity of the loan, with a project having a value insufficient to assure full repayment, should the borrower default. In the event a default on a construction loan occurs and foreclosure follows, the subsidiary bank must take control of the project and attempt either to arrange for completion of construction or to dispose of the unfinished project. Additional risk exists with respect to loans made to developers who do not have a buyer for the property, as the developer may lack funds to pay the loan if the property is not sold upon completion. Park’s subsidiary banks attempt to reduce such risks on loans to developers by requiring personal guarantees and reviewing current personal financial statements and tax returns as well as other projects undertaken by the developer.

Residential real estate: The Company defines residential real estate loans as first mortgages on individuals’ primary residence or second mortgages of individuals’ primary residence in the form of HELOCs or installment loans. Credit approval for residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment, an established credit record and an appropriately appraised value of the real estate securing the loan. Each banking division generally requires that the residential real estate loan amount be no more than 80% of the purchase price or the appraised value of the real estate securing the loan, whichever is less, unless private mortgage insurance is obtained by the borrower. Loans made for each banking division’s portfolio in this lending category are adjustable rate, fully amortized mortgages or 15-year, fixed rate mortgages. The rates used are generally fully-indexed rates. Park generally does not price residential loans using low introductory “teaser” rates. Home equity lines of credit are generally made as second mortgages by Park’s banking divisions. The maximum amount of a home equity line of credit is generally limited to 85% of the appraised value of the property less the balance of the first mortgage.

Consumer: The Company originates direct and indirect consumer loans, primarily automobile loans and home equity based credit cards to customers in its primary market areas. Credit approval for consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower’s financial stability, and thus are more likely to be affected by adverse personal circumstances.

Allowance for Loan Losses
The allowance for loan losses is that amount believed adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors. The determination of the allowance requires significant estimates, including the timing and amounts of expected cash flows on impaired loans, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans, all of which may be susceptible to change. The allowance is increased through a provision for loan losses that is charged to earnings based on management’s quarterly evaluation of the factors previously mentioned and is reduced by charge-offs, net of recoveries.

The allowance for loan losses includes both (1) an estimate of loss based on historical loss experience within both commercial and consumer loan categories with similar characteristics (“statistical allocation”) and (2) an estimate of loss based on an impairment analysis of each commercial loan that is considered to be impaired (“specific allocation”).

In calculating the allowance for loan losses, management believes it is appropriate to utilize historical loss rates that are comparable to the current period being analyzed, giving consideration to losses experienced over a full cycle. For the historical loss factor at December 31, 2012, the Company utilized an annual loss rate (“historical loss experience”), calculated based on an average of the net charge-offs and the annual change in specific reserves for impaired commercial loans, experienced during 2009, 2010, 2011 and 2012 within the individual segments of the commercial and consumer loan categories. Management believes the 48-month historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed. The loss factor applied to Park’s consumer portfolio as of December 31, 2012 is based on the historical loss experience over the past 48 months, plus an additional judgmental reserve, increasing the total allowance for loan loss coverage in the consumer portfolio to approximately 1.52 years of historical loss. The loss coverage ratio was 1.38 years at December 31, 2011. The loss factor applied to Park’s commercial portfolio as of December 31, 2012 is based on the historical loss experience over the past 48 months, plus additional reserves for consideration of (1) a loss emergence period factor, (2) a loss migration factor and (3) a judgmental or environmental loss factor. These additional reserves increased the total allowance for loan loss coverage in the commercial portfolio to approximately 2.59 years of historical loss. The loss coverage ratio was 2.80 years at December 31, 2011. Park’s commercial loans are individually risk graded. If loan downgrades occur, the probability of default increases, and accordingly management allocates a higher percentage reserve to those accruing commercial loans graded special mention and substandard.

The judgmental increases discussed above incorporate management’s evaluation of the impact of environmental qualitative factors which pose additional risks and assign a component of the allowance for loan losses in consideration of these factors. Such environmental factors include: national and local economic trends and conditions; experience, ability and depth of lending management and staff; effects of any changes in lending policies and procedures; and levels of, and trends in, consumer bankruptcies, delinquencies, impaired loans and charge-offs and recoveries.

U.S. GAAP requires a specific allocation to be established as a component of the allowance for loan losses for certain loans when it is probable that all amounts due pursuant to the contractual terms of the loans will not be collected, and the recorded investment in the loans exceeds their measure of impairment. Management considers the following related to commercial loans when determining if a loan should be considered impaired: (1) current debt service coverage levels of the borrowing entity; (2) payment history over the most recent 12-month period; (3) other signs of deterioration in the borrower’s financial situation, such as changes in beacon scores; and (4) consideration of the current collateral supporting the loan. The recorded investment is the carrying balance of the loan, plus accrued interest receivable, both as of the end of the year. Impairment is measured using either the present value of expected future cash flows based upon the initial effective interest rate on the loan, the observable market price of the loan or the fair value of the collateral. If a loan is considered to be collateral dependent, the fair value of collateral, less estimated selling costs, is used to measure impairment.

Troubled Debt Restructuring (TDRs)
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. TDRs are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.

Income Recognition
Income earned by the Corporation and its subsidiaries is recognized on the accrual basis of accounting, except for nonaccrual loans as previously discussed, and late charges on loans which are recognized as income when they are collected.

Premises and Equipment
Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is generally provided on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the remaining lease period or the estimated useful lives of the improvements. Upon the sale or other disposal of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Maintenance and repairs are charged to expense as incurred while renewals and improvements that extend the useful life of an asset are capitalized. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be recoverable.

The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Buildings that are currently placed in service are depreciated over 30 years. Equipment, furniture and fixtures that are currently placed in service are depreciated over 3 to 12 years. Leasehold improvements are depreciated over the lives of the related leases which range from 1 to 10 years.

Other Real Estate Owned (OREO)
OREO is recorded at fair value less anticipated selling costs (net realizable value) and consists of property acquired through foreclosure and real estate held for sale. If the net realizable value is below the carrying value of the loan at the date of transfer, the difference is charged to the allowance for loan losses. Subsequent declines in the value of real estate are classified as OREO devaluations, are reported as adjustments to the carrying amount of OREO and are expensed within “other income”. In certain circumstances where management believes the devaluation may not be permanent in nature, Park utilizes a valuation allowance to record OREO devaluations, which is also expensed through “other income”. Costs relating to development and improvement of such properties are capitalized (not in excess of fair value less estimated costs to sell) and costs relating to holding the properties are charged to other expense.

Mortgage Loan Servicing Rights
When Park sells mortgage loans with servicing rights retained, servicing rights are recorded at an amount not to exceed fair value with the income statement effect recorded in gains on sale of loans. Capitalized servicing rights are amortized in proportion to and over the period of estimated future servicing income of the underlying loan and is included within “Other service income”.

Mortgage servicing rights are assessed for impairment periodically, based on fair value, with any impairment recognized through a valuation allowance. The fair value of mortgage servicing rights is determined by discounting estimated future cash flows from the servicing assets, using market discount rates and expected future prepayment rates. In order to calculate fair value, the sold loan portfolio is stratified into homogeneous pools of like categories. (See Note 20 of these Notes to Consolidated Financial Statements.)

Fees received for servicing mortgage loans owned by investors are based on a percentage of the outstanding monthly principal balance of such loans and are included in income as loan payments are received. The cost of servicing loans is charged to expense as incurred.

Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over net identifiable tangible and intangible assets acquired in a purchase business combination. Other intangible assets represent purchased assets that have no physical property but represent some future economic benefit to their owner and are capable of being sold or exchanged on their own or in combination with a related asset or liability.

Goodwill and indefinite-lived intangible assets are not amortized to expense, but are subject to impairment tests annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Intangible assets with definitive useful lives (such as core deposit intangibles) are amortized to expense over their estimated useful lives.

Management considers several factors when performing the annual impairment tests on goodwill. The factors considered include the operating results for the particular Park segment for the past year and the operating results budgeted for the current year (including multi-year projections), the deposit and loan totals of the Park segment and the economic conditions in the markets served by the Park segment.

The following table reflects the activity in goodwill and other intangible assets for the years 2012, 2011 and 2010.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671

U.S. GAAP requires a company to perform an impairment test on goodwill annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired, by assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If the carrying amount of the goodwill exceeds the fair value, an impairment charge must be recorded in an amount equal to the excess.

Park evaluates goodwill for impairment on April 1 of each year, with financial data as of March 31. Based on the analysis performed as of April 1, 2012, the Company determined that goodwill for Park’s subsidiary bank (PNB) was not impaired.

Goodwill and other intangible assets (as shown on the Consolidated Balance Sheets) totaled $72.7 million at December 31, 2012, $74.8 million at December 31, 2011 and $78.4 million at December 31, 2010.

The core deposit intangibles are being amortized to expense principally on the straight-line method, over a period of six years. The amortization period for the core deposit intangibles related to Vision Bank was accelerated in the 4th quarter of 2011 and 1st quarter of 2012 due to the pending sale of the Vision Bank business to Centennial Bank. (See Note 3 of these Notes to Consolidated Financial Statements for details on the sale of the Vision Bank business.) Core deposit intangible amortization expense was $2.2 million in 2012, $3.5 million in 2011 and $3.4 million in 2010.

The accumulated amortization of core deposit intangibles was $21.8 million as of December 31, 2012 and $19.6 million at December 31, 2011. The expected core deposit intangible amortization expense for each of the next five years is as follows:

(In thousands)
2013	$337
2014	—
2015	—
2016	—
2017	—
Total	$337

Consolidated Statement of Cash Flows
Cash and cash equivalents include cash and cash items, amounts due from banks and money market instruments. Generally, money market instruments are purchased and sold for one-day periods.

Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2012	2011	2010
Interest paid on deposits and other borrowings	$51,877	$59,552	$74,680
Income taxes paid	7,000	17,700	24,600

Non-cash Items
Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2012	2011	2010
Transfers to OREO	$23,634	$36,209	$35,507

Loss Contingencies and Guarantees
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Income Taxes
The Corporation accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent that Park does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is recorded. All positive and negative evidence is reviewed when determining how much of a valuation allowance is recognized on a quarterly basis. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more-likely-than-not” that the tax position would be sustained in a tax examination being presumed to occur. The benefit recognized for a tax position that meets the “more-likely-than-not” criteria is measured based on the largest benefit that is more than 50 percent likely to be realized, taking into consideration the amounts and probabilities of the outcome upon settlement. For tax positions not meeting the “more-likely-than-not” test, no tax benefit is recorded. Park recognizes any interest and penalties related to income tax matters in income tax expense.

Treasury Shares
The purchase of Park’s common shares is recorded at cost. At the date of retirement or subsequent reissuance, the treasury shares account is reduced by the weighted average cost of the common shares retired or reissued.

Comprehensive Income
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, changes in the funded status of the Company’s Defined Benefit Pension Plan, and the unrealized net holding gains and losses on the cash flow hedge, which are also recognized as separate components of equity.

Stock Based Compensation
Compensation cost is recognized for stock options and stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of Park’s common shares at the date of grant is used for stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. Park did not grant any stock options during 2012, 2011 or 2010. No stock options vested in 2012, 2011 or 2010. Park granted 6,120 common shares to its directors in 2012, and 7,020 in 2011 and 2010.

Loan Commitments and Related Financial Instruments
Financial instruments include off‑balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.
Derivative Instruments
At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company’s intentions and belief as to likely effectiveness as a hedge. These three types are: (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”); (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); or (3) an instrument with no hedging designation (“stand-alone derivative”). For a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. For a cash flow hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported currently in earnings, as non-interest income.

The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the Consolidated Balance Sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. The Company discontinues hedge accounting when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded as non-interest income. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods in which the hedged transactions will affect earnings.

Fair Value Measurement
Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 21 of these Notes to Consolidated Financial Statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Retirement Plans
Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) plan expense is the amount of matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Common Share
Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options, warrants and convertible securities. Earnings and dividends per common share are restated for any stock splits and stock dividends through the date of issuance of the consolidated financial statements.

Operating Segments
Prior to February 16, 2012, the operating segments for the Corporation were its two chartered bank subsidiaries, PNB (headquartered in Newark, Ohio) and Vision Bank ("Vision" or "VB") (headquartered in Panama City, Florida). On February 16, 2012, Vision sold certain assets and liabilities to Centennial Bank (See Note 3 of these Notes to Consolidated Financial Statements). Promptly following the closing of the transaction, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation (the "Florida Corporation"). The Florida Corporation merged with and into a wholly-owned non-bank subsidiary of Park, SE Property Holdings, LLC ("SEPH"), with SEPH being the surviving entity. The closing of this transaction prompted Park to add SEPH as a reportable segment. Additionally, due to the increased significance of the entity, Guardian Financial Services Company ("GFSC") was added as a reportable segment in the first quarter of 2012.

Adoption of New Accounting Pronouncements:
No. 2011-04 – Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs: In May 2011, FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs (ASU 2011-04). The new guidance in this ASU results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Certain amendments clarify FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments also enhance disclosure requirements surrounding fair value measurement. Most significantly, an entity is required to disclose additional information regarding Level 3 fair value measurements including quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. The new guidance became effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the new guidance on January 1, 2012 impacted the fair value disclosures in Note 21.

No. 2011-05 – Presentation of Comprehensive Income: In June 2011, FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The ASU eliminates the option to report other comprehensive income and its components in the statement of changes in equity. An entity can elect to present the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income, when an item of other comprehensive income must be reclassified to net income, or how earnings per share is calculated or presented. The new guidance became effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The adoption of the new guidance impacted the presentation of the consolidated financial statements.

No. 2011-08 – Intangibles – Goodwill and Other: In September 2011, FASB issued Accounting Standards Update 2011-08, Intangibles – Goodwill and Other (ASU 2011-08). The ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The new guidance became effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have an impact on the consolidated financial statements.

No. 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05: In December 2011, FASB issued Accounting Standards Update 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). This ASU defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. Entities are to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. The other requirements in ASU 2011-05 were not affected by this ASU. Further guidance surrounding the reclassification of items out of accumulated other comprehensive income was provided by FASB in ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.

No. 2012-02 Testing Indefinite-Lived Intangible Assets for Impairment: In July 2012, FASB issued Accounting Standards Update 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). The ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance is not expected to have an impact on the consolidated financial statements.

No. 2013-02 Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: In February 2013, FASB issued Accounting Standards Update 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02). The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about these amounts. The new guidance is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this guidance is expected to impact financial statement disclosures.

Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Park National Corporation is a bank holding company headquartered in Newark, Ohio. Through its banking subsidiary, PNB, Park is engaged in a general commercial banking and trust business, primarily in Ohio. PNB operates through eleven banking divisions with the Park National Division headquartered in Newark, Ohio, the Fairfield National Division headquartered in Lancaster, Ohio, The Park National Bank of Southwest Ohio & Northern Kentucky Division headquartered in Cincinnati, Ohio, the First-Knox National Division headquartered in Mount Vernon, Ohio, the Farmers and Savings Division headquartered in Loudonville, Ohio, the Security National Division headquartered in Springfield, Ohio, the Unity National Division headquartered in Piqua, Ohio, the Richland Bank Division headquartered in Mansfield, Ohio, the Century National Division headquartered in Zanesville, Ohio, the United Bank Division headquartered in Bucyrus, Ohio and the Second National Division headquartered in Greenville, Ohio. A wholly-owned subsidiary of Park, Guardian Financial Services Company ("GFSC") began operating in May 1999. GFSC is a consumer finance company located in Central Ohio.

Through February 16, 2012, Park operated a second banking subsidiary, Vision Bank, which was engaged in a general commercial banking business, primarily in Baldwin County, Alabama and the panhandle of Florida. VB operated through two banking divisions with the Vision Bank Florida Division headquartered in Panama City, Florida and the Vision Bank Alabama Division headquartered in Gulf Shores, Alabama. Promptly following the sale of the Vision business to Centennial, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation. The Florida Corporation merged with and into a wholly-owned, non-bank subsidiary of Park, SEPH, with SEPH being the surviving entity. SEPH holds the remaining assets and liabilities retained by Vision subsequent to the sale. SEPH also holds other real estate owned (“OREO”) that had previously been transferred to SEPH from Vision. SEPH's assets consist primarily of performing and nonperforming loans and other real estate owned (“OREO”). This segment represents a run off portfolio of the legacy Vision assets.

All of the Ohio-based banking divisions provide the following principal services: the acceptance of deposits for demand, savings and time accounts; commercial, industrial, consumer and real estate lending, including installment loans, credit cards, home equity lines of credit, commercial leasing; trust services; cash management; safe deposit operations; electronic funds transfers and a variety of additional banking-related services. VB, with its two banking divisions, through February 16, 2012, provided the services mentioned above, with the exception of commercial leasing. See Note 23 of these Notes to Consolidated Financial Statements for financial information on the Corporation’s operating segments.

Sale Of Vision Bank Business	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Sale of Vision Bank Business
Sale of Vision Bank Business
On February 16, 2012, Park and its wholly-owned subsidiary, Vision Bank, a Florida state-chartered bank, completed their sale of substantially all of the performing loans, operating assets and liabilities associated with Vision to Centennial Bank (“Centennial”), an Arkansas state-chartered bank which is a wholly-owned subsidiary of Home BancShares, Inc. (“Home”), an Arkansas corporation, as contemplated by the previously announced Purchase and Assumption Agreement by and between Park, Vision, Home and Centennial, dated as of November 16, 2011, as amended by the First Amendment to Purchase and Assumption Agreement, dated as of January 25, 2012, and the Second Amendment to Purchase and Assumption Agreement, dated as of April 30, 2012 (the “Agreement”) for a purchase price of $27.9 million.

The assets purchased and liabilities assumed by Centennial as of February 16, 2012, included the following:

(In thousands)	February 16, 2012
Assets sold
Cash and due from banks	$20,711
Loans	355,750
Allowance for loan losses	(13,100)
Net loans	342,650
Fixed assets	12,496
Other assets	4,612
Total assets sold	$380,469
Liabilities sold
Deposits	$522,856
Other liabilities	2,049
Total liabilities sold	$524,905

Subsequent to the transactions contemplated by the Agreement, Vision was left with approximately $22 million of performing loans (including mortgage loans held for sale) and non-performing loans with a fair value of $88 million. Park recorded a pre-tax gain, net of expenses directly related to the sale, of approximately $22.2 million, resulting from the transactions contemplated by the Agreement. The pre-tax gain, net of expense is summarized in the table below:

(In thousands)
Premium paid	$27,913
One-time gains	298
Loss on sale of fixed assets	(2,434)
Employment and severance agreements	(1,610)
Other one-time charges, including estimates	(2,000)
Pre-tax gain	$22,167

Promptly following the closing of the transactions contemplated by the Agreement, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation (the “Florida Corporation”). The Florida Corporation merged with and into a wholly-owned, non-bank subsidiary of Park, SE Property Holdings, LLC (“SEPH”), with SEPH being the surviving entity.

As part of the transaction between Vision and Centennial, Park agreed to allow Centennial to “put back” up to $7.5 million aggregate principal amount of loans, which were originally included within the loans sold in the transaction. The loan put option expired on August 16, 2012, 180 days after the closing of the transaction, which was February 16, 2012. Prior to August 16, 2012, Centennial notified Park of its intent to put back approximately $7.5 million. Through December 31, 2012, Centennial had put back forty-four loans, totaling approximately $7.5 million. These forty-four loans were recorded on the books at a fair value of $4.2 million. The difference of $3.3 million was written off against the loan put liability that had previously been established in the first half of 2012.

The balance sheet of SEPH as of December 31, 2012 and March 31, 2012 was as follows:

(In thousands)	December 31, 2012	March 31, 2012 (unaudited)
Assets
Cash	$7,444	$16,049
Performing loans	3,886	16,123
Nonperforming loans	55,292	82,326
OREO	21,003	28,578
Other assets	16,803	18,417
Total assets	$104,428	$161,493
Liabilities and equity
Intercompany borrowings	$93,000	$140,000
Other liabilities	838	4,623
Equity	10,590	16,870
Total liabilities and equity	$104,428	$161,493

Investment Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following table. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment.

During 2012, there were $54,000 in investment securities deemed to be other-than-temporarily impaired, related to an equity investment in a financial institution. During 2011, there were no investment securities deemed to be other-than-temporarily impaired. During 2010, Park recognized an other-than-temporary impairment charge of $23,000, related to an equity investment in a financial institution.

Investment securities at December 31, 2012 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$695,655	$1,352	$1,280	$695,727
Obligations of states and political subdivisions	984	19	—	1,003
U.S. Government sponsored entities’ asset-backed securities	401,882	14,067	447	415,502
Other equity securities	1,137	1,085	—	2,222
Total	$1,099,658	$16,523	$1,727	$1,114,454
2012:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$570	$2	$—	$572
U.S. Government sponsored entities’ asset-backed securities	400,820	9,351	38	410,133
Total	$401,390	$9,353	$38	$410,705

Park’s U.S. Government sponsored entity asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2012, the amortized cost of Park’s available-for-sale and held-to-maturity mortgage-backed securities was $277.8 million and $0.1 million, respectively. At December 31, 2012, the amortized cost of Park's available-for-sale and held-to-maturity CMOs was $124.1 million and $400.7 million, respectively.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the Federal Home Loan Bank ("FHLB") and the Federal Reserve Bank ("FRB"). These restricted stock investments are carried at their redemption value. Park owned $59.0 million of FHLB stock and $6.9 million of FRB stock at December 31, 2012. Park owned $60.7 million of FHLB stock and $6.9 million of FRB stock at December 31, 2011.

Management does not believe any individual unrealized loss as of December 31, 2012 or December 31, 2011, represents other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$177,470	$1,280	$—	$—	$177,470	$1,280
U.S. Government sponsored entities' asset-backed securities	123,631	447	—	—	123,631	447
Total	$301,101	$1,727	$—	$—	$301,101	$1,727
2012:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$10,120	$38	$—	$—	$10,120	$38

Investment securities at December 31, 2011 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043	$1,614	$—	$371,657
Obligations of states and political subdivisions	2,616	44	—	2,660
U.S. Government sponsored entities’ asset-backed securities	427,300	16,995	—	444,295
Other equity securities	1,188	877	32	2,033
Total	$801,147	$19,530	$32	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992	$5	$—	$1,997
U.S. Government sponsored entities’ asset-backed securities	818,232	14,377	32	832,577
Total	$820,224	$14,382	$32	$834,574

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2011:
Securities Available-for-Sale
Other equity securities	$—	$—	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$—	$—	$38,775	$32	$38,775	$32

The amortized cost and estimated fair value of investments in debt securities at December 31, 2012, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$516,905	$518,257
Due one through five years	123,750	122,912
Due five through ten years	55,000	54,558
Total	$695,655	$695,727
Obligations of states and political subdivisions:
Due within one year	$984	$1,003
Total	$984	$1,003
U.S. Government sponsored entities’ asset-backed securities:
Total	$401,882	$415,502
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$570	$572
Total	$570	$572
U.S. Government sponsored entities’ asset-backed securities:
Total	$400,820	$410,133

Approximately $695.7 million of Park’s securities shown in the above table as U.S. Treasury and other U.S. Government sponsored entities' notes are callable notes. These callable securities have a final maturity of 9 to 15 years, but are shown in the table at their expected call date.

Investment securities having a book value of $1,364 million and $1,548 million at December 31, 2012 and 2011, respectively, were pledged to collateralize government and trust department deposits in accordance with federal and state requirements, to secure repurchase agreements sold and as collateral for Federal Home Loan Bank (FHLB) advance borrowings.

At December 31, 2012, $655 million was pledged for government and trust department deposits, $667 million was pledged to secure repurchase agreements and $41 million was pledged as collateral for FHLB advance borrowings. At December 31, 2011, $813 million was pledged for government and trust department deposits, $669 million was pledged to secure repurchase agreements and $66 million was pledged as collateral for FHLB advance borrowings.

At December 31, 2012, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2012, Park had no sales of investment securities. During 2011, Park received proceeds from the sale of investment securities of $610.0 million, realizing a pre-tax gain of $28.8 million ($18.7 million after-tax). Certain of the investment securities sold in 2011 included all investment securities (AFS and HTM) held by Vision, which were sold in preparation of the sale of the business to Centennial. There were no HTM securities sold by PNB in 2011. During 2010, Park sold $460.2 million of U.S. Government sponsored entity mortgage-backed securities, realizing a pre-tax gain of $11.9 million ($7.7 million after-tax). No gross losses were realized in 2012, 2011 or 2010.

Loans	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Loans
Loans
The composition of the loan portfolio, by class of loan, as of December 31, 2012 and December 31, 2011 was as follows:

	December 31, 2012			December 31, 2011
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$823,927	$2,976	$826,903	$743,797	$3,121	$746,918
Commercial real estate *	1,092,164	3,839	1,096,003	1,108,574	4,235	1,112,809
Construction real estate:
SEPH/Vision commercial land and development *	15,105	37	15,142	31,603	31	31,634
Remaining commercial	115,473	331	115,804	156,053	394	156,447
Mortgage	26,373	81	26,454	20,039	64	20,103
Installment	8,577	33	8,610	9,851	61	9,912
Residential real estate:
Commercial	392,203	959	393,162	395,824	1,105	396,929
Mortgage	1,064,787	1,399	1,066,186	953,758	1,522	955,280
HELOC	212,905	892	213,797	227,682	942	228,624
Installment	43,750	176	43,926	51,354	236	51,590
Consumer	651,930	2,835	654,765	616,505	2,930	619,435
Leases	3,128	29	3,157	2,059	43	2,102
Total loans	$4,450,322	$13,587	$4,463,909	$4,317,099	$14,684	$4,331,783
* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $6.7 million at December 31, 2012 and $6.8 million at December 31, 2011, which is a net deferred income position in both years.

Overdrawn deposit accounts of $3.0 million and $3.6 million have been reclassified to loans at December 31, 2012 and 2011, respectively.

Credit Quality
The following table presents the recorded investment in nonaccrual, accruing restructured, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2012 and December 31, 2011:

	December 31, 2012
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$17,324	$5,277	$37	$22,638
Commercial real estate	40,983	3,295	1,007	45,285
Construction real estate:
SEPH commercial land and development	13,939	—	—	13,939
Remaining commercial	14,977	6,597	—	21,574
Mortgage	158	100	—	258
Installment	149	175	—	324
Residential real estate:
Commercial	33,961	1,661	94	35,716
Mortgage	28,260	9,425	950	38,635
HELOC	1,689	736	—	2,425
Installment	1,670	780	54	2,504
Consumer	2,426	1,900	888	5,214
Total loans	$155,536	$29,946	$3,030	$188,512

	December 31, 2011
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$37,797	$2,848	$—	$40,645
Commercial real estate	43,704	8,274	—	51,978
Construction real estate:
Vision commercial land and development	25,761	—	—	25,761
Remaining commercial	14,021	11,891	—	25,912
Mortgage	66	—	—	66
Installment	30	—	—	30
Residential real estate:
Commercial	43,461	815	—	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	—	—	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	—	893	2,769
Total loans	$195,106	$28,683	$3,561	$227,350

The following table provides additional information regarding those nonaccrual and accruing restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$22,601	$22,587	$14	$40,645	$40,621	$24
Commercial real estate	44,278	44,278	—	51,978	51,978	—
Construction real estate:
SEPH/Vision commercial land and development	13,939	13,260	679	25,761	24,328	1,433
Remaining commercial	21,574	21,574	—	25,912	25,912	—
Mortgage	258	—	258	66	—	66
Installment	324	—	324	30	—	30
Residential real estate:
Commercial	35,622	35,622	—	44,276	44,276	—
Mortgage	37,685	—	37,685	29,958	—	29,958
HELOC	2,425	—	2,425	1,412	—	1,412
Installment	2,450	—	2,450	1,875	—	1,875
Consumer	4,326	18	4,308	1,876	20	1,856
Total loans	$185,482	$137,339	$48,143	$223,789	$187,135	$36,654

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$23,782	$14,683	$—	$23,164	$18,098	$—
Commercial real estate	56,258	35,097	—	58,242	41,506	—
Construction real estate:
SEPH/Vision commercial land and development	56,075	12,740	—	54,032	17,786	—
Remaining commercial	29,328	14,093	—	33,319	18,372	—
Residential real estate:
Commercial	39,918	31,957	—	49,341	38,686	—
Consumer	18	18	—	—	—	—
With an allowance recorded
Commercial, financial and agricultural	12,268	7,904	3,180	23,719	22,523	5,819
Commercial real estate	11,412	9,181	1,540	12,183	10,472	4,431
Construction real estate:
SEPH/Vision commercial land and development	1,271	520	—	20,775	6,542	1,540
Remaining commercial	8,071	7,481	2,277	9,711	7,540	1,874
Residential real estate:
Commercial	3,944	3,665	1,279	6,402	5,590	2,271
Consumer	—	—	—	20	20	—
Total	$242,345	$137,339	$8,276	$290,908	$187,135	$15,935

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2012 and December 31, 2011, there were $96.9 million and $83.7 million, respectively, in partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $8.2 million and $20.1 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2012 and 2011, of $8.3 million and $15.9 million, respectively. These loans had a recorded investment as of December 31, 2012 and 2011 of $28.8 million and $52.7 million, respectively.

The average balance of loans individually evaluated for impairment was $164.2 million, $214.0 million, and $210.4 million for 2012, 2011, and 2010, respectively.

Interest income on loans individually evaluated for impairment is recognized on a cash basis. The following tables present the average recorded investment and interest income recognized on loans individually evaluated for impairment for the years ended December 31, 2012 and 2011.

		Year ended December 31, 2012
(In thousands)	Recorded Investment as of December 31, 2012	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$22,587	$35,305	$529
Commercial real estate	44,278	44,541	968
Construction real estate:
SEPH commercial land and development	13,260	17,277	—
Remaining commercial	21,574	27,774	818
Residential real estate:
Commercial	35,622	39,248	497
Consumer	18	19	1
Total	$137,339	$164,164	$2,813

		Year ended December 31, 2011
(In thousands)	Recorded Investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	—
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1
Total	$187,135	$214,045	$1,592

For the year ended December 31, 2010, the Corporation recognized a net reversal to interest income for $1.3 million, consisting of $948,000 in interest recognized at PNB and $2.2 million in interest reversed at Vision, on loans that were individually evaluated for impairment as of the end of the year.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and December 31, 2011 by class of loan.

	December 31, 2012
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$6,251	$11,811	$18,062	$808,841	$826,903
Commercial real estate	2,212	26,355	28,567	1,067,436	1,096,003
Construction real estate:
SEPH commercial land and development	686	11,314	12,000	3,142	15,142
Remaining commercial	3,652	5,838	9,490	106,314	115,804
Mortgage	171	85	256	26,198	26,454
Installment	135	40	175	8,435	8,610
Residential real estate:
Commercial	1,163	5,917	7,080	386,082	393,162
Mortgage	11,948	17,370	29,318	1,036,868	1,066,186
HELOC	620	309	929	212,868	213,797
Installment	563	787	1,350	42,576	43,926
Consumer	12,924	2,688	15,612	639,153	654,765
Leases	—	—	—	3,157	3,157
Total loans	$40,325	$82,514	$122,839	$4,341,070	$4,463,909
 * Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	December 31, 2011
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	—	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	—	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate:
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	—	—	—	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

* Includes $3.6 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

Credit Quality Indicators
Management utilizes past due information as a credit quality indicator across the loan portfolio. Past due information as of December 31, 2012 and December 31, 2011 is included in the tables above. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans from 1 to 8. Credit grades are continuously monitored by the respective loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans with grades of 1 to 4 (pass-rated) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date. Commercial loans graded 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Commercial loans that are graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Certain 6-rated loans and all 7-rated loans are included within the impaired category. A loan is deemed impaired when management determines the borrower's ability to perform in accordance with the contractual loan agreement is in doubt. Any commercial loan graded an 8 (loss) is completely charged-off.

The tables below present the recorded investment by loan grade at December 31, 2012 and December 31, 2011 for all commercial loans:

	December 31, 2012
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$9,537	$10,874	$22,601	$783,891	$826,903
Commercial real estate	25,616	3,960	44,278	1,022,149	1,096,003
Construction real estate:
SEPH commercial land and development	411	—	13,939	792	15,142
Remaining commercial	6,734	—	21,574	87,496	115,804
Residential real estate:
Commercial	8,994	2,053	35,622	346,493	393,162
Leases	—	—	—	3,157	3,157
Total Commercial Loans	$51,292	$16,887	$138,014	$2,243,978	$2,450,171

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	—	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	—	—	—	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

Troubled Debt Restructuring (TDRs)
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of the borrower's debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. Certain loans which were modified during the period ended December 31, 2012 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

At December 31, 2012 and December 31, 2011, there were $84.7 million and $100.4 million, respectively, of TDRs included in nonaccrual loan totals. At December 31, 2012 and December 31, 2011, $52.6 million and $79.9 million of these nonaccrual TDRs were performing in accordance with the terms of the restructured note. As of December 31, 2012 and December 31, 2011, there were $29.9 million and $28.7 million, respectively, of TDRs included in accruing loan totals. Management will continue to review the restructured loans and may determine it appropriate to move certain nonaccrual TDRs to accrual status in the future. At December 31, 2012 and December 31, 2011, Park had commitments to lend $5.0 million and $4.0 million, respectively, of additional funds to borrowers whose terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2012 and December 31, 2011 was $5.6 million and $9.1 million respectively. Modifications made in 2011 and 2012 were largely the result of renewals, extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park’s conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were also previously evaluated for impairment under ASC 310.  Additional specific reserves of $2.3 million were recorded during the twelve month period ending December 31, 2012, as a result of TDRs identified in the 2012 year.

The terms of certain other loans were modified during the year ended December 31, 2012 that did not meet the definition of a TDR. Modified substandard commercial loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2012 of $800,000. The modification of these loans: (1) involved a modification of the terms of a loan to a borrower who was not experiencing financial difficulties, (2) resulted in a delay in a payment that was considered to be insignificant, or (3) resulted in Park obtaining additional collateral or guarantees that improved the likelihood of the ultimate collection of the loan such that the modification was deemed to be at market terms.  Modified consumer loans which did not meet the definition of a TDR had a total recorded investment as of December 31, 2012 of $26.5 million. Many of these loans were to borrowers who were not experiencing financial difficulties but who were looking to reduce their cost of funds.

The following tables detail the number of contracts modified as TDRs during the period ended December 31, 2012 and December 31, 2011 as well as the recorded investment of these contracts at December 31, 2012 and December 31, 2011. The recorded investment pre- and post-modification is generally the same.

	12 months ended December 31, 2012
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	44	$2,843	$1,499	$4,342
Commercial real estate	25	2,648	3,611	6,259
Construction real estate:
SEPH commercial land and development	12	—	1,301	1,301
Remaining commercial	15	531	6,579	7,110
Mortgage	2	99	85	184
Installment	6	175	78	253
Residential real estate:
Commercial	18	1,139	1,842	2,981
Mortgage	129	4,279	5,776	10,055
HELOC	46	736	58	794
Installment	57	761	508	1,269
Consumer	600	1,899	670	2,569
Total loans	954	$15,110	$22,007	$37,117

During 2012, as a result of general guidance issued by the Office of the Comptroller of the Currency ("OCC"), $12.5 million of consumer loans (includes mortgage, HELOC and installment loans in the residential real estate segment and those loans in the consumer loan segment) were identified as troubled debt restructurings ("TDR") whereby the borrower's obligation to PNB has been discharged in bankruptcy and the borrower has not reaffirmed the debt. These newly identified TDRs are included in the current year modified loan totals above, within the residential real estate and consumer segments, although certain of these modifications occurred prior to January 1, 2012.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	56	$2,842	$21,258	$24,100
Commercial real estate	23	3,332	3,831	7,163
Construction real estate:
Vision commercial land and development	12	—	4,268	4,268
Remaining commercial	24	11,890	6,712	18,602
Mortgage	1	—	66	66
Installment	—	—	—	—
Residential real estate:
Commercial	30	500	29,095	29,595
Mortgage	37	3,234	2,691	5,925
HELOC	2		56	56
Installment	7	95	126	221
Consumer	1	—	18	18
Total loans	193	$21,893	$68,121	$90,014

Of those loans listed in the tables above which were modified during the twelve month period ended December 31, 2012, $6.5 million were on nonaccrual status as of December 31, 2011 but were not classified as TDRs. Of those loans which were modified during the twelve month period ended December 31, 2011, $29.9 million were on nonaccrual status as of December 31, 2010 but were not classified as TDRs.
The following table presents the recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month period ended December 31, 2012 and December 31, 2011. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	12 months ended December 31, 2012		12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	8	$244	19	$3,878
Commercial real estate	10	2,113	5	2,353
Construction real estate:
SEPH/Vision commercial land and development	7	970	5	3,406
Remaining commercial	4	1,476	4	1,277
Mortgage	1	85	1	66
Installment	1	27	—	—
Residential real estate:
Commercial	1	16	10	20,195
Mortgage	39	2,863	7	1,193
HELOC	5	70	1	50
Installment	9	272	2	44
Consumer	123	743	—	—
Leases	—	—	—	—
Total loans	208	$8,879	$54	$32,462

Of the $8.9 million in modified TDRs which defaulted during the twelve months ended December 31, 2012, $606,000 were accruing loans and $8.3 million were nonaccrual loans. Of the $32.5 million in modified TDRs which defaulted during the twelve months ended December 31, 2011, $3.5 million were accruing loans and $29.0 million were nonaccrual loans.

Management transfers a loan to other real estate owned at the time that Park takes constructive ownership of the asset. At December 31, 2012 and 2011, Park had $35.7 million and $42.3 million, respectively, of other real estate owned.

Certain of the Corporation’s executive officers, directors and related entities of directors are loan customers of PNB or were loan customers of Vision Bank in 2011. As of December 31, 2012 and 2011, loans and lines of credit aggregating approximately $39.4 million and $53.0 million, respectively, were outstanding to such parties. Of the amount outstanding at December 31, 2011, $4.4 million was related to Vision Bank's executive officers, directors and related entities and is not included in the December 31, 2012 total. During 2012, $4.4 million of new loans were made to these executive officers and directors and repayments totaled $13.6 million. New loans and repayments for 2011 were $4.9 million and $5.5 million, respectively.

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors as discussed within Note 1 of these Notes to Consolidated Financial Statements.

The activity in the allowance for loan losses for the years ended December 31, 2012, December 31, 2011, and December 31, 2010 is summarized in the following tables.

	Year ended December 31, 2012
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Charge-offs	26,847	10,454	9,985	8,607	5,375	—	61,268
Recoveries	1,066	783	2,979	5,559	2,555	—	12,942
Net Charge-offs	25,781	9,671	7,006	3,048	2,820	—	48,326
Provision	24,466	5,868	(586)	2,115	3,556	—	35,419
Ending balance	$15,635	$11,736	$6,841	$14,759	$6,566	—	$55,537

	Year ended December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	—	—	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	—	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	—	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	—	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

(In thousands)	2010
Allowance for loan losses:
Beginning balance	$116,717
Charge-offs:
Commercial, financial and agricultural	8,484
Commercial real estate	7,748
Construction real estate	23,308
Residential real estate	18,401
Consumer	8,373
Lease financing	—
Total charge-offs	66,314
Recoveries:
Commercial, financial and agricultural	1,237
Commercial real estate	850
Construction real estate	813
Residential real estate	1,429
Consumer	1,763
Lease financing	—
Total recoveries	6,092
Net charge-offs	60,222
Provision for loan losses	87,080
Ending balance	$143,575

Loans collectively evaluated for impairment in the following tables include all performing loans at December 31, 2012 and December 31, 2011, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically individually evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment include all impaired loans internally classified as commercial loans at December 31, 2012 and 2011, which are evaluated for impairment in accordance with U.S. GAAP (see Note 1 of these Notes to Consolidated Financial Statements).

The composition of the allowance for loan losses at December 31, 2012 and 2011 was as follows:

	December 31, 2012
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,180	$1,540	$2,277	$1,279	$—	$—	$8,276
Collectively evaluated for impairment	12,455	10,196	4,564	13,480	6,566	—	47,261
Total ending allowance balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Loan Balance:
Loans individually evaluated for impairment	$22,523	$44,267	$34,814	$35,616	$18	$—	$137,238
Loans collectively evaluated for impairment	801,404	1,047,897	130,714	1,678,029	651,912	3,128	4,313,084
Total ending loan balance	$823,927	$1,092,164	$165,528	$1,713,645	$651,930	$3,128	$4,450,322
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%	3.48%	6.54%	3.59%	—%	—%	6.03%
Loans collectively evaluated for impairment	1.55%	0.97%	3.49%	0.80%	1.01%	—%	1.10%
Total ending loan balance	1.90%	1.07%	4.13%	0.86%	1.01%	—%	1.25%
Recorded Investment:
Loans individually evaluated for impairment	$22,587	$44,278	$34,834	$35,622	$18	$—	$137,339
Loans collectively evaluated for impairment	804,316	1,051,725	131,176	1,681,449	654,747	3,157	4,326,570
Total ending loan balance	$826,903	$1,096,003	$166,010	$1,717,071	$654,765	$3,157	$4,463,909

	December 31, 2011
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$—	$—	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	—	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$—	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	—%	—%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	—%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	—%	1.59%
Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$—	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783

Premises And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
Premises and Equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2012	2011
Land	$17,354	$18,151
Buildings	69,091	69,690
Equipment, furniture and fixtures	61,679	59,037
Leasehold improvements	4,009	4,283
Total	$152,133	$151,161
Less accumulated depreciation	(98,382)	(97,420)
Premises and Equipment, Net	$53,751	$53,741

Depreciation expense amounted to $7.0 million, $7.6 million and $7.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2013	$1,394
2014	1,079
2015	845
2016	536
2017	390
Thereafter	678
Total	$4,922

Rent expense for Park was $1.9 million, $2.4 million and $2.6 million, for the years ended December 31, 2012, 2011 and 2010,

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
Deposits
At December 31, 2012 and 2011, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2012	2011
Non-interest bearing	$1,137,290	$995,733
Interest bearing	3,578,742	3,469,381
Total	$4,716,032	$4,465,114

At December 31, 2012, the maturities of time deposits were as follows:

(In thousands)
2013	$927,505
2014	265,643
2015	92,408
2016	88,655
2017	75,207
After 5 years	1,006
Total	$1,450,424

At December 31, 2012, Park had approximately $16.8 million of deposits received from executive officers, directors, and their related interests.

Maturities of time deposits over $100,000 as of December 31, 2012 were:

December 31 (In thousands)
3 months or less	$212,188
Over 3 months through 6 months	113,169
Over 6 months through 12 months	141,244
Over 12 months	190,664
Total	$657,265

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Short-term borrowings were as follows:

December 31 (In thousands)	2012	2011
Securities sold under agreements to repurchase and federal funds purchased	$244,168	$240,594
Federal Home Loan Bank advances	100,000	23,000
Total short-term borrowings	$344,168	$263,594

The outstanding balances for all short-term borrowings as of December 31, 2012 and 2011 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2012
Ending balance	$244,168	$100,000	—
Highest month-end balance	302,946	100,000	—
Average daily balance	257,341	1,320	—
Weighted-average interest rate:
As of year-end	0.23%	0.38%	—
Paid during the year	0.26%	0.28%	—
2011
Ending balance	$240,594	$23,000	—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.04%	—
Paid during the year	0.30%	0.18%	—

At December 31, 2012 and 2011, FHLB advances were collateralized by investment securities owned by the Corporation’s subsidiary banks and by various loans pledged under a blanket agreement by the Corporation’s subsidiary banks.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. At December 31, 2012 and 2011, $2,053 million and $2,231 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park’s subsidiary banks.

Note 4 states that $667 million and $669 million of securities were pledged to secure repurchase agreements as of December 31, 2012 and 2011, respectively. Park’s repurchase agreements in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis. Park’s repurchase agreements with a third-party financial institution are classified in long-term debt. See Note 10 of these Notes to Consolidated Financial Statements.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2012		2011
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2012	$—	—%	$15,500	2.09%
2013	75,500	1.11%	75,500	1.11%
2014	75,500	1.61%	75,500	1.61%
2015	51,000	2.00%	51,000	2.00%
2016	1,000	2.05%	1,000	2.05%
2017	51,000	3.37%	51,000	3.37%
Thereafter	252,259	2.94%	252,314	2.94%
Total	$506,259	2.42%	521,814	2.41%
Total broker repurchase agreements by year of maturity:
2016	$—	—%	$75,000	4.05%
2017	300,000	1.75%	225,000	4.03%
Total	$300,000	1.75%	$300,000	4.04%
Other borrowings by year of maturity:
2012	$—	—%	$69	7.97%
2013	—	—%	74	7.97%
2014	—	—%	81	7.97%
2015	—	—%	87	7.97%
2016	—	—%	94	7.97%
2017	—	—%	102	7.97%
Thereafter	—	—%	861	7.97%
Total	$—	—%	$1,368	7.97%
Total combined long-term debt by year of maturity:
2012	$—	—%	$15,569	2.12%
2013	75,500	1.11%	75,574	1.11%
2014	75,500	1.61%	75,581	1.62%
2015	51,000	2.00%	51,087	2.01%
2016	1,000	2.05%	76,094	4.03%
2017	351,000	1.99%	276,102	3.91%
Thereafter	252,259	2.94%	253,175	2.96%
Total	$806,259	2.17%	$823,182	3.01%
Prepayment penalty	(24,601)		$—
Total Long-term debt	$781,658	2.87%	$823,182	3.01%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructure, Park paid a prepayment penalty of $25 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.4%. Of the $25 million prepayment penalty $24.6 million remained to be amortized as of December 31, 2012. The remaining amortization will be $4.8 million in 2013, $4.9 million in 2014, $5.0 million in 2015, $5.1 million in 2016 and $4.8 million in 2017.

Other borrowings as of December 31, 2011 consisted of a capital lease obligation of $1.4 million pertaining to an arrangement that was part of the acquisition of Vision on March 9, 2007 and its associated minimum lease payments. This capital lease was assumed by Centennial Bank in connection with their acquisition of Vision's branches on February 16, 2012.

Park had approximately $252.3 million of long-term debt at December 31, 2012 with a contractual maturity longer than five years. However, approximately $250 million of this debt is callable by the issuer in 2013.

At December 31, 2012 and 2011, FHLB advances were collateralized by investment securities owned by the Corporation’s banking divisions and by various loans pledged under a blanket agreement by the Corporation’s banking divisions.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. See Note 9 of these Notes to Consolidated Financial Statements for the amount of commercial real estate and residential mortgage loans that are pledged to the FHLB.

Subordinated Debentures/Notes	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Subordinated Debentures/Notes
Subordinated Debentures/Notes
As part of the acquisition of Vision on March 9, 2007, Park became the successor to Vision under (i) the Amended and Restated Trust Agreement of Vision Bancshares Trust I (the “Trust”), dated as of December 5, 2005, (ii) the Junior Subordinated Indenture, dated as of December 5, 2005, and (iii) the Guarantee Agreement, also dated as of December 5, 2005.

On December 1, 2005, Vision formed a wholly-owned Delaware statutory business trust, Vision Bancshares Trust I (“Trust I”), which issued $15.0 million of the Trust’s floating rate preferred securities (the “Trust Preferred Securities”) to institutional investors. These Trust Preferred Securities qualify as Tier I capital under Federal Reserve Board guidelines. All of the common securities of Trust I are owned by Park. The proceeds from the issuance of the common securities and the Trust Preferred Securities were used by Trust I to purchase $15.5 million of junior subordinated notes, which carry a floating rate based on a three-month LIBOR plus 148 basis points. The debentures represent the sole asset of Trust I. The Trust Preferred Securities accrue and pay distributions at a floating rate of three-month LIBOR plus 148 basis points per annum. The Trust Preferred Securities are mandatorily redeemable upon maturity of the notes in December 2035, or upon earlier redemption as provided in the notes. Park has the right to redeem the notes purchased by Trust I in whole or in part, on or after December 30, 2010. As specified in the indenture, if the notes are redeemed prior to maturity, the redemption price will be the principal amount, plus any unpaid accrued interest.

In accordance with GAAP, the Trust is not consolidated with Park’s financial statements, but rather the subordinated notes are reflected as a liability.

On December 28, 2007, PNB, entered into a Subordinated Debenture Purchase Agreement with USB Capital Funding Corp. Under the terms of the Purchase Agreement, USB Capital Funding Corp. purchased from PNB a Subordinated Debenture dated December 28, 2007, in the principal amount of $25 million, which matures on December 29, 2017. The Subordinated Debenture is intended to qualify as Tier 2 capital under the applicable regulations of the Office of the Comptroller of the Currency of the United States of America (the “OCC”). The Subordinated Debenture accrues and pays interest at a floating rate of three-month LIBOR plus 200 basis points. The Subordinated Debenture may not be prepaid in any amount prior to December 28, 2012; however, subsequent to that date, PNB may prepay, without penalty, all or a portion of the principal amount outstanding in a minimum amount of $5 million or any larger multiple of $5 million. The three-month LIBOR rate was 0.31% at December 31, 2012. On January 2, 2008, Park entered into an interest rate swap transaction, which was designated as a cash flow hedge against the variability of cash flows related to the Subordinated Debenture of $25 million (see Note 19 of these Notes to Consolidated Financial Statements). This Subordinated Debenture was prepaid in full on December 31, 2012.

On December 23, 2009, Park entered into a Note Purchase Agreement, dated December 23, 2009, with 38 purchasers (the “2009 Purchasers”). Under the terms of the Note Purchase Agreement, the 2009 Purchasers purchased from Park an aggregate principal amount of $35.25 million of 10% Subordinated Notes due December 23, 2019 (the “2009 Notes”). The 2009 Notes are intended to qualify as Tier 2 capital under applicable rules and regulations of the Federal Reserve Board. The 2009 Notes may not be prepaid in any amount prior to December 23, 2014; however, subsequent to that date, Park may prepay, without penalty, all or a portion of the principal amount outstanding. Of the $35.25 million in 2009 Notes, $14.05 million were purchased by related parties.

On April 20, 2012, Park entered into a Note Purchase Agreement, dated April 20, 2012 (the “2012 Purchase Agreement”), with 56 purchasers (the "2012 Purchasers"). Under the terms of the 2012 Purchase Agreement, the 2012 Purchasers purchased from Park an aggregate principal amount of $30 million of 7% Subordinated Notes Due April 20, 2022 (the "2012 Notes"). The 2012 Notes are intended to qualify as Tier 2 Capital under applicable rules and regulations of the Federal Reserve Board. Each 2012 Note was purchased at a purchase price of 100% of the principal amount thereof. The 2012 Notes may not be prepaid by Park prior to April 20, 2017. From and after April 20, 2017, Park may prepay all, or from time to time, any part of the 2012 Notes at 100% of the principal amount (plus accrued interest) without penalty, subject to any requirement under Federal Reserve Board regulations to obtain prior approval from the Federal Reserve Board before making any prepayment.

Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Stock Option Plan
The Park National Corporation 2005 Incentive Stock Option Plan (the “2005 Plan”) was adopted by the Board of Directors of Park on January 18, 2005, and was approved by the shareholders at the Annual Meeting of Shareholders on April 18, 2005. Under the 2005 Plan, 1,500,000 common shares are authorized for delivery upon the exercise of incentive stock options. All of the common shares delivered upon the exercise of incentive stock options granted under the 2005 Plan are to be treasury shares. At December 31, 2012, 1,500,000 common shares were available for future grants under the 2005 Plan. Under the terms of the 2005 Plan, incentive stock options may be granted at a price not less than the fair market value at the date of the grant, and for an option term of up to five years. No additional incentive stock options may be granted under the 2005 Plan after January 17, 2015.

The fair value of each incentive stock option granted is estimated on the date of grant using a closed form option valuation (Black-Scholes) model. Expected volatilities are based on historical volatilities of Park’s common stock. The Corporation uses historical data to estimate option exercise behavior. The expected term of incentive stock options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the incentive stock options is based on the U.S. Treasury yield curve in effect at the time of the grant.

The activity in the 2005 Plan is listed in the following table for 2012:

	Number	Weighted Average Exercise Price per Share
January 1, 2012	74,020	$74.96
Granted	—	—
Exercised	—	—
Forfeited/Expired	74,020	74.96
December 31, 2012	—	$—
Exercisable at year end		—
Weighted-average remaining contractual life		N/A
Aggregate intrinsic value		N/A

There were no options granted or exercised in 2012, 2011 or 2010. Additionally, no expense was recognized for 2012, 2011 or

Benefit Plans	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Corporation has a noncontributory Defined Benefit Pension Plan (the “Pension Plan”) covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee’s years of service and compensation.

The Corporation’s funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. In January 2011, management contributed $14 million, of which $12.4 million was deductible on the 2010 tax return and $1.6 million on the 2011 tax return. In January 2012, management contributed $15.9 million, of which $14.3 million was deductible on the 2011 tax return and $1.6 million will be deductible on the 2012 tax return. In January 2013, management contributed $12.6 million, of which $11.0 million will be deductible on the 2012 tax return and $1.6 million will be deductible on the 2013 tax return. The entire $11.0 million deductible on the 2012 tax return is reflected as part of the deferred taxes at December 31, 2012. See Note 14 of these Notes to Consolidated Financial Statements. Park does not expect to make any additional contributions to the Pension Plan in 2013.

Using an accrual measurement date of December 31, 2012 and 2011, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2012	2011
Change in fair value of plan assets
Fair value at beginning of measurement period	$96,581	$85,464
Actual return on plan assets	11,256	1,813
Company contributions	15,900	14,000
Benefits paid	(5,969)	(4,696)
Fair value at end of measurement period	$117,768	$96,581
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$81,507	$74,164
Service cost	4,271	4,557
Interest cost	4,048	3,967
Actuarial loss	13,796	3,515
Benefits paid	(5,969)	(4,696)
Projected benefit obligation at the end of measurement period	$97,653	$81,507
Funded status at end of year (fair value of plan assets less benefit obligation)	$20,115	$15,074

The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2012	2011
Equity securities	50% - 100%	83%	80%
Fixed income and cash equivalents	remaining balance	17%	20%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets was 7.5% in 2012 and 7.75% in 2011. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $85.1 million and $71.4 million at December 31, 2012 and 2011, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2012 and 2011, the fair value of the 115,800 common shares held by the Pension Plan was $7.5 million, or $64.63 per share and $7.5 million, or $65.06 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Discount rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2013	$6,431
2014	6,163
2015	6,623
2016	6,619
2017	7,233
2018-2022	41,653
Total	$74,722

The following table shows ending balances of accumulated other comprehensive loss at December 31, 2012 and 2011.

(In thousands)	2012	2011
Prior service cost	$(54)	$(74)
Net actuarial loss	(41,691)	(32,163)
Total	(41,745)	(32,237)
Deferred taxes	14,611	11,283
Accumulated other comprehensive loss	$(27,134)	$(20,954)

Using an actuarial measurement date of December 31 for 2012, 2011 and 2010, components of net periodic benefit cost and other amounts recognized in other comprehensive loss were as follows:

(In thousands)	2012	2011	2010
Components of net periodic benefit cost and other amounts recognized in other comprehensive (Loss)
Service cost	$(4,271)	$(4,557)	$(3,671)
Interest cost	(4,048)	(3,967)	(3,583)
Expected return on plan assets	8,742	7,543	5,867
Amortization of prior service cost	(20)	(19)	(22)
Recognized net actuarial loss	(1,708)	(1,411)	(1,079)
Net periodic benefit cost	$(1,305)	$(2,411)	$(2,488)
Change to net actuarial (loss)/gain for the period	$(11,236)	$(9,164)	$(4,835)
Amortization of prior service cost	20	19	22
Amortization of net loss	1,708	1,411	1,079
Total recognized in other comprehensive (loss)/income	(9,508)	(7,734)	(3,734)
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,813)	$(10,145)	$(6,222)

The estimated prior service costs for the Pension Plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $20,000. The estimated net actuarial (loss) expected to be recognized in the next fiscal year is $(2.7) million.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are listed below:

	2012	2011	2010
Discount Rate	5.18%	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%	7.75%

Management believes the 7.75% expected long-term rate of return is an appropriate assumption given the performance of the S&P 500 Index over the most recent 10 years, which management believes is a good indicator of future performance of Pension Plan assets.

The Pension Plan maintains cash in a Park National Bank savings account. The Pension Plan cash balance was $1.3 million at December 31, 2012.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock (U.S. large cap) held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The market value of Pension Plan assets at December 31, 2012 was $117.8 million. At December 31, 2012, $98.8 million of equity investments and cash in the Pension Plan were categorized as Level 1 inputs; $18.9 million of plan investments in corporate (U.S. large cap) and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value is based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The market value of Pension Plan assets was $96.6 million at December 31, 2011. At December 31, 2011, $83.2 million of investments in the Pension Plan were categorized as Level 1 inputs; $13.4 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.0 million, $1.1 million, and $1.0 million for 2012, 2011 and 2010, respectively.

The Corporation has a Supplemental Executive Retirement Plan (SERP) covering certain key officers of the Corporation and its subsidiaries with defined pension benefits in excess of limits imposed by federal tax law. The accrued benefit cost for the SERP totaled $7.4 million and $7.2 million for 2012 and 2011, respectively. The expense for the Corporation was $0.3 million for 2012, $0.6 million for 2011 and $0.5 million for 2010.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$19,438	$23,956
Accumulated other comprehensive loss – Interest rate swap	—	296
Accumulated other comprehensive loss – pension plan	14,611	11,283
Intangible assets	697	1,523
Deferred compensation	3,750	3,733
OREO devaluations	4,855	6,364
Partnership adjustments	3,329	2,016
Other	2,973	2,515
Loans held for sale fair value adjustment	—	4,585
Tax credit carry-forwards	—	1,269
Total deferred tax assets	$49,653	$57,540
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	5,178	6,824
Deferred investment income	10,199	10,199
Pension plan	25,517	21,567
Mortgage servicing rights	2,717	3,255
Other	646	2,260
Total deferred tax liabilities	$44,257	$44,105
Net deferred tax assets	$5,396	$13,435

Park performs an analysis to determine if a valuation allowance against deferred tax assets is required in accordance with GAAP. Prior to the sale of substantially all of its assets in February 2012, Vision Bank was subject to income tax in Alabama and Florida. During 2011, Park recognized $6.1 million in state tax expense which was the charge necessary to write off the previously reported state operating loss carry-forward asset and other state deferred tax assets at Vision. Prior to the execution of the Purchase Agreement with Centennial, management of Park believed that a merger of Vision Bank into The Park National Bank (the national bank subsidiary of Park) would enable Park to fully utilize the state net operating loss carry-forward asset recorded at Vision. The structure of the transactions contemplated by the Purchase Agreement will not allow either the buyer or the seller to benefit from the previously recorded net operating loss carry-forward asset at Vision Bank to offset future taxable income; therefore, this asset was written off by Vision at December 31, 2011.

Management has determined that it is not required to establish a valuation allowance against remaining deferred tax assets in accordance with GAAP since it is more likely than not that the deferred tax assets will be fully utilized in future periods.

The components of the provision for federal and state income taxes are shown below:

December 31, (In thousands)	2012	2011	2010
Currently payable
Federal	$12,984	$5,949	$26,130
State	—	—	109

Deferred
Federal	12,717	22,378	(8,333)
State	—	8,382	(3,564)

Valuation allowance
Federal	—	—	—
State	—	(2,294)	2,294
Total	$25,701	$34,415	$16,636

The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2012, 2011 and 2010.

December 31	2012	2011	2,011	2010

Statutory federal corporate tax rate	35.0%	35.0%		35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.9)%	(1.0)%		(1.7)%
Bank owned life insurance	(1.6)%	(1.5)%		(2.3)%
Tax credits (low income housing)	(6.1)%	(5.2)%		(6.7)%
State income tax expense, net of federal benefit	—%	4.7%		(3.0)%
Valuation allowance, net of federal benefit	—%	(1.3)%		2.0%
Other	(1.8)%	(1.2)%		(1.0)%
Effective tax rate	24.6%	29.5%		22.3%

Park and its Ohio-based subsidiaries do not pay state income tax to the state of Ohio, but pay a franchise tax based on their year-end equity. The franchise tax expense is included in the state tax expense and is shown in “state taxes” on Park’s Consolidated Statements of Income. Vision Bank did not record state income tax expense (benefit) in 2012.

Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2012	2011	2010
January 1 Balance	$485	$477	$595
Additions based on tax positions related to the current year	74	70	69
Additions for tax positions of prior years	25	1	7
Reductions for tax positions of prior years	—	(3)	(131)
Reductions due to statute of limitations	(67)	(60)	(63)
December 31 Balance	$517	$485	$477

The amount of unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in the future periods at December 31, 2012, 2011 and 2010 was $404,000, $378,000 and $370,000, respectively. Park does not expect the total amount of unrecognized tax benefits to significantly increase or decrease during the next year.

The (income)/expense related to interest and penalties recorded in the Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010 was $4,500, $2,500 and $(10,500), respectively. The amount accrued for interest and penalties at December 31, 2012, 2011 and 2010 was $67,500, $63,000 and $60,500, respectively.

Park and its subsidiaries are subject to U.S. federal income tax. Some of Park’s subsidiaries are subject to state income tax in the following states: Alabama, Florida, California and Kentucky. Park is no longer subject to examination by federal or state taxing authorities for the tax year 2008 and the years prior.

The 2007 and 2008 federal income tax returns of Park National Corporation were recently under examination by the Internal Revenue Service. Additionally, the 2009 state of Ohio franchise tax return was recently under examination. The IRS examination closed in the first quarter of 2012 with no adjustments. The Ohio examination closed in 2011 with no material adjustments.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss) components and related taxes are shown in the following table for the years ended December 31, 2012, 2011 and 2010.

Year ended December 31, (In thousands)	Before-Tax Amount	Tax Effect	Net-of-Tax Amount
2012:
Unrealized losses on available-for-sale securities	$(4,702)	$(1,645)	$(3,057)
Unrealized net holding gain on cash flow hedge	846	296	550
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(9,508)	(3,328)	(6,180)
Other comprehensive loss	$(13,364)	$(4,677)	$(8,687)
2011:
Unrealized gains on available-for-sale securities	$25,063	$8,772	$16,291
Reclassification adjustment for gains realized in net income	(28,829)	(10,090)	(18,739)
Unrealized net holding gain on cash flow hedge	788	276	512
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(7,734)	(2,707)	(5,027)
Other comprehensive loss	$(10,712)	$(3,749)	$(6,963)
2010:
Unrealized losses on available-for-sale securities	$(11,218)	$(3,926)	$(7,292)
Reclassification adjustment for gains realized in net income	(11,864)	(4,152)	(7,712)
Unrealized net holding loss on cash flow hedge	(151)	(53)	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,734)	(1,307)	(2,427)
Other comprehensive loss	$(26,967)	$(9,438)	$(17,529)

The ending balance of each component of accumulated other comprehensive income (loss) was as follows as of December 31:

(In thousands)	2012	2011
Pension benefit adjustments	$(27,134)	$(20,954)
Unrealized net holding loss on cash flow hedge	—	(550)
Unrealized net holding gains on AFS securities	9,616	12,673
Total accumulated other comprehensive loss	$(17,518)	$(8,831)

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
GAAP requires the reporting of basic and diluted earnings per common share. Basic earnings per common share excludes any dilutive effects of options, warrants and convertible securities.

The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2012	2011	2010
Numerator:
Net income available to common shareholders	$75,205	$76,284	$52,294
Denominator:
Basic earnings per common share:
Weighted-average shares	15,407,078	15,400,155	15,152,692
Effect of dilutive securities – stock options and warrants	1,063	1,291	3,043
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,408,141	15,401,446	15,155,735
Earnings per common share:
Basic earnings per common share	$4.88	$4.95	$3.45
Diluted earnings per common share	$4.88	$4.95	$3.45

As of December 31, 2011, options to purchase 74,020 common shares were outstanding under Park’s 2005 Plan. All options had expired as of December 31, 2012. A warrant to purchase 227,376 common shares was outstanding at December 31, 2011 as a result of Park’s participation in the U.S. Treasury Capital Purchase Program ("CPP"). Park repurchased the CPP warrant on May 2, 2012. In addition, warrants to purchase an aggregate of 71,984 common shares were outstanding at December 31, 2010 as a result of the issuance of common shares and warrants to purchase common shares on December 10, 2010 (the "December 2010 Warrants"). The December 2010 Warrants expired in 2011, with no warrants being exercised, but have been considered in the 2011 diluted earnings per share calculation.

The common shares represented by the options and the December 2010 Warrants for the twelve months ended December 31, 2012 and 2011, totaling a weighted average of 63,308 and 126,292, respectively, were not included in the computation of diluted earnings per common share because the respective exercise prices exceeded the market value of the underlying common shares such that their inclusion would have had an anti-dilutive effect. The warrant to purchase 227,376 common shares issued under the CPP was included in the computation of diluted earnings per common share for the year ended December 31, 2012 and 2011, as the dilutive effect of this warrant was 1,063 and 1,291 common shares for the twelve month periods ended December 31, 2012 and December 31, 2011, respectively. The exercise price of the CPP warrant to purchase 227,376 common shares was $65.97.

Dividend Restrictions	12 Months Ended
Dec. 31, 2012
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Dividend Restrictions
Dividend Restrictions
Bank regulators limit the amount of dividends a subsidiary bank can declare in any calendar year without obtaining prior approval. At December 31, 2012, approximately $27.9 million of the total shareholders’ equity of PNB was available for the payment of dividends to the Corporation, without approval by the applicable regulatory authorities.

Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentration of Credit Risk
Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk
The Corporation is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include loan commitments and standby letters of credit. The instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated financial statements.

The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for loan commitments and standby letters of credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments. Since many of the loan commitments may expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan commitments to customers.

The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2012	2011
Loan commitments	$815,585	$809,140
Standby letters of credit	22,961	18,772

The loan commitments are generally for variable rates of interest.

The Corporation grants retail, commercial and commercial real estate loans to customers primarily located in Ohio. The Corporation evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Although the Corporation has a diversified loan portfolio, a substantial portion of the borrowers’ ability to honor their contracts is dependent upon the economic conditions in each borrower’s geographic location and industry.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instrument Detail [Abstract]
Derivative Instruments
Derivative Instruments
FASB ASC 815, Derivatives and Hedging, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. As required by GAAP, the Company records all derivatives on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivatives and the resulting designation. Derivatives used to hedge the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

For derivatives designated as cash flow hedges, the effective portion of changes in the fair value of the derivatives is initially reported in other comprehensive income (outside of earnings) and subsequently reclassified into earnings when the hedged transaction affects earnings, with any ineffective portion of changes in the fair value of the derivative recognized directly in earnings. The Company assesses the effectiveness of each hedging relationship by comparing the changes in cash flows of the derivative hedging instrument with the changes in cash flows of the designated hedged item or transaction.

During the first quarter of 2008, the Company executed an interest rate swap to hedge a $25 million floating-rate subordinated note that was entered into by PNB during the fourth quarter of 2007. The Company’s objective in using this derivative was to add stability to interest expense and to manage its exposure to interest rate risk. Our interest rate swap involved the receipt of variable-rate amounts in exchange for fixed-rate payments over the life of the agreement without exchange of the underlying principal amount, and was designated as a cash flow hedge. This interest rate swap matured on December 28, 2012.

At December 31, 2012 and 2011, the interest rate swap’s fair value of $0 million and $(0.8) million, respectively, was included in other liabilities. No hedge ineffectiveness on the cash flow hedge was recognized during the twelve months ended December 31, 2012, 2011 or 2010.

For the twelve months ended December 31, 2012 and 2011, the change in the fair value of the interest rate swap reported in other comprehensive income was a gain of $550,000 (net of taxes of $296,000) and a gain of $512,000 (net of taxes of $276,000), respectively. There was a zero balance related to the interest rate swap in accumulated other comprehensive income as of December 31, 2012.

As of December 31, 2012 and 2011, no derivatives were designated as fair value hedges or hedges of net investments in foreign operations. Additionally, the Company does not use derivatives for trading or speculative purposes.

As of December 31, 2012 and December 31, 2011, Park had mortgage loan interest rate lock commitments (IRLCs) outstanding of approximately $28.9 million and $17.2 million, respectively. Park has specific contracts to sell each of these loans to a third-party investor. These loan commitments represent derivative instruments, which are required to be carried at fair value. The derivative instruments used are not designed as hedges under GAAP. The fair value of the derivative instruments was approximately $372,000 at December 31, 2012 and $251,000 at December 31, 2011. The fair value of the derivative instruments is included within loans held for sale and the corresponding income is included within non-yield loan fee income. Gains and losses resulting from expected sales of mortgage loans are recognized when the respective loan contract is entered into between the borrower, Park, and the third-party investor. The fair value of Park’s mortgage IRLCs is based on current secondary market pricing.

In connection with the sale of Park’s Class B Visa shares during the 2009 year, Park entered into a swap agreement with the purchaser of the shares. The swap agreement adjusts for dilution in the conversion ratio of Class B Visa shares resulting from certain Visa litigation. At December 31, 2012 and December 31, 2011, the fair value of the swap liability of $135,000 and $700,000, respectively, is an estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Loan Servicing	12 Months Ended
Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Loan Servicing
Loan Servicing
Park serviced sold mortgage loans of $1,313 million at December 31, 2012 compared to $1,349 million at December 31, 2011 and $1,471 million at December 31, 2010. At December 31, 2012, $16 million of the sold mortgage loans were sold with recourse compared to $25 million at December 31, 2011. Management closely monitors the delinquency rates on the mortgage loans sold with recourse. As of December 31, 2012, management had established a $550,000 reserve to account for future loan repurchases.

The amortization of mortgage loan servicing rights is included within “Other service income”. Generally, mortgage servicing rights are capitalized and amortized on an individual sold loan basis. When a sold mortgage loan is paid off, the related mortgage servicing rights are fully amortized.

Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2012	2011	2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$9,301	$10,488	$10,780
Additions	3,399	1,659	3,062
Amortization	(3,634)	(2,573)	(3,180)
Change in valuation allowance	(1,303)	(273)	(174)
Carrying amount, net, end of year	$7,763	$9,301	$10,488
Valuation allowance:
Beginning of year	$1,021	$748	$574
Additions expensed	1,303	273	174
End of year	$2,324	$1,021	$748

The fair value of mortgage servicing rights at December 31, 2012 was established using a discount rate of 10% and constant prepayment speeds ranging from 6% to 25%.

Servicing fees included in other service income were $3.6 million, $3.9 million and $4.2 million for the twelve months ended December 31, 2012, 2011 and 2010, respectively.

Fair Values	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Values
Fair Values

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of inputs that Park uses to measure fair value are as follows:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that Park has the ability to access as of the measurement date.

•
Level 2: Level 1 inputs for assets or liabilities that are not actively traded. Also consists of an observable market price for a similar asset or liability. This includes the use of “matrix pricing” used to value debt securities absent the exclusive use of quoted prices.

•
Level 3: Consists of unobservable inputs that are used to measure fair value when observable market inputs are not available. This could include the use of internally developed models, financial forecasting and similar inputs.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability between market participants at the balance sheet date. When possible, the Company looks to active and observable markets to price identical assets or liabilities. When identical assets and liabilities are not traded in active markets, the Company looks to observable market data for similar assets and liabilities. However, certain assets and liabilities are not traded in observable markets and Park must use other valuation methods to develop a fair value. The fair value of impaired loans is based on the fair value of the underlying collateral, which is estimated through third-party appraisals or internal estimates of collateral values.

Assets and Liabilities Measured on a Recurring Basis:
The following table presents financial assets and liabilities measured on a recurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$695,727	$—	$695,727
Obligations of States and Political Subdivisions	—	1,003	—	1,003
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	415,502	—	415,502
Equity Securities	1,442	—	780	2,222
Mortgage Loans Held for Sale	—	25,743	—	25,743
Mortgage IRLCs	—	372	—	372
Liabilities
Interest Rate Swap	$—	$—	$—	$—
Fair value swap	—	—	135	135

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$371,657	$—	$371,657
Obligations of States and Political Subdivisions	—	2,660	—	2,660
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	444,295	—	444,295
Equity Securities	1,270	—	763	2,033
Mortgage Loans Held for Sale	—	11,535	—	11,535
Mortgage IRLCs	—	251	—	251
Liabilities
Interest rate swap	$—	$846	$—	$846
Fair value swap	—	—	700	700

There were no transfers between Level 1 and Level 2 during 2012 or 2011. Management's policy is to transfer assets or liabilities from one level to another when the methodology to obtain the fair value changes such that there are more or fewer unobservable inputs as of the end of the reporting period.

The following methods and assumptions were used by the Corporation in determining fair value of the financial assets and liabilities discussed above:

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. The Fair Value Measurements tables exclude Park’s Federal Home Loan Bank stock and Federal Reserve Bank stock. These assets are carried at their respective redemption values, as it is not practicable to calculate their fair values. For securities where quoted prices or market prices of similar securities are not available, which include municipal securities, fair values are calculated using discounted cash flows.

Interest rate swap: The fair value of the interest rate swap represents the estimated amount Park would pay or receive to terminate the agreement, considering current interest rates and the current creditworthiness of the counterparty.

Fair Value Swap: The fair value of the swap agreement entered into with the purchaser of the Visa Class B shares represents an internally developed estimate of the exposure based upon probability-weighted potential Visa litigation losses.

Interest Rate Lock Commitments (IRLCs): IRLCs are based on current secondary market pricing and are classified as Level 2.

Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level 2.

The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2012 and 2011, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at January 1, 2012	$—	$763	$(700)
Total Gains/(Losses)
Included in earnings - realized	—	(54)	—
Included in earnings - unrealized	—	—	—
Included in other comprehensive income	—	71	—
Purchases, sales, issuances and settlements, other, net	—	—	—
Re-evaluation of fair value swap	—	—	565
Balance, December 31, 2012	$—	$780	$(135)
Balance, at January 1, 2011	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	$—	$—	$—
Included in earnings - unrealized	(128)	—	—
Included in other comprehensive income	—	18	—
Purchases, sales, issuances and settlements, other, net	(2,470)	—	—
Re-evaluation of fair value swap	—	—	(640)
Balance, December 31, 2011	$—	$763	$(700)

Assets and Liabilities Measured on a Nonrecurring Basis:
The following methods and assumptions were used by the Company in determining the fair value of assets and liabilities measured at fair value on a nonrecurring basis described below:

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value have been partially charged off or receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is generally based on real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly. Additionally, updated valuations are obtained annually for all impaired loans in accordance with Company policy.

Other Real Estate Owned (OREO): Assets acquired through or in lieu of loan foreclosure are initially recorded at fair value less costs to sell when acquired. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value exceeds the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral dependent impaired loans and other real estate owned are performed by licensed appraisers. Appraisals are generally obtained to support the fair value of collateral. In general, there are two types of appraisals, real estate appraisals and lot development loan appraisals, received by the Company. These are discussed below:

•
Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties. Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property. Management generally applies a 15% discount to real estate appraised values which management expects will cover all disposition costs (including selling costs). This 15% discount is based on historical discounts to appraised values on sold OREO properties.

•
Lot development loan appraisals are typically performed using a discounted cash flow analysis. Appraisers determine an anticipated absorption period and a discount rate that takes into account an investor’s required rate of return based on recent comparable sales. Management generally applies a 6% discount to lot development appraised values, which is an additional discount above the net present value calculation included in the appraisal, to account for selling costs.

MSRs: MSRs are carried at the lower of cost or fair value. MSRs do not trade in active, open markets with readily observable prices. For example, sales of MSRs do occur, but precise terms and conditions typically are not readily available. As such, management, with the assistance of a third-party specialist, determines fair value based on the discounted value of the future cash flows estimated to be received. Significant inputs include the discount rate and assumed prepayment speeds utilized. The calculated fair value is then compared to market values where possible to ascertain the reasonableness of the valuation in relation to current market expectations for similar products. Accordingly, MSRs are classified as Level 2.

The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Impaired Loans:
Commercial real estate	$—	$—	$25,997	$25,997
Construction real estate:
SEPH commercial land and development	—	—	12,832	12,832
Remaining commercial	—	—	8,113	8,113
Residential real estate	—	—	6,990	6,990
Total impaired loans	$—	$—	$53,932	$53,932
Mortgage Servicing Rights	—	6,642	—	6,642
Other Real Estate Owned:
Construction real estate	$—	$—	$12,134	$12,134
Residential real estate	—	—	4,307	4,307
Commercial real estate	—	—	3,485	3,485
Total Other Real Estate Owned	$—	$—	$19,926	$19,926

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Impaired Loans:
Commercial real estate	$—	$—	$24,859	$24,859
Construction real estate:
Vision commercial land and development	—	—	21,228	21,228
Remaining commercial	—	—	8,860	8,860
Residential real estate	—	—	12,935	12,935
Total impaired loans	$—	$—	$67,882	$67,882
Mortgage Servicing Rights	—	5,815	—	5,815
Other Real Estate Owned:
Construction real estate	$—	$—	$10,834	$10,834
Residential real estate	—	—	6,826	6,826
Commercial real estate	—	—	6,062	6,062
Total Other Real Estate Owned	$—	$—	$23,722	$23,722

Impaired loans had a book value of $137.2 million at December 31, 2012 after partial charge-offs of $105.1 million. Additionally, these impaired loans had a specific valuation allowance of $8.3 million. Of the $137.2 million impaired loan portfolio, loans with a book value of $59.0 million were carried at their fair value of $53.9 million, as a result of charge-offs of $91.6 million and a specific valuation allowance of $5.1 million. The remaining $78.2 million of impaired loans were carried at cost, as the fair value of the underlying collateral or present value of expected future cash flows on each of these loans exceeded the book value for each individual credit. At December 31, 2011, impaired loans had a book value of $187.1 million, after partial charge-offs of $103.8 million. Additionally, these impaired loans had a specific valuation allowance of $15.9 million. Of these, loans with a book value of $78.0 million were carried at their fair value of $67.9 million as a result of partial charge-offs of $97.6 million and a specific valuation allowance for those loans carried at fair value of $10.1 million. The remaining $109.1 million of impaired loans at December 31, 2011 were carried at cost. The financial impact of credit adjustments related to impaired loans carried at fair value during the twelve months ended December 31, 2012, 2011, and 2010 was $16.0 million, $37.4 million, and $59.2 million, respectively.

MSRs, which are carried at the lower of cost or fair value, were recorded at $7.8 million at December 31, 2012. Of the $7.8 million MSR carrying balance at December 31, 2012, $6.6 million was recorded at fair value and included a valuation allowance of $2.3 million. The remaining $1.2 million was recorded at cost, as the fair value exceeded cost at December 31, 2012. At December 31, 2011, MSRs were recorded at $9.3 million, including a valuation allowance of $1.0 million. Expense related to MSRs carried at fair value for the years ended December 31, 2012, 2011 and 2010 was $1.3 million, $273,000, and $174,000 respectively.

At December 31, 2012 and December 31, 2011, the estimated fair value of OREO, less estimated selling costs, amounted to $19.9 million and $23.7 million, respectively. The financial impact of OREO fair value adjustments for the years ended December 31, 2012, 2011, and 2010 was $6.9 million, $8.2 million, and $13.2 million, respectively.

The following table presents qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$25,997	Sales comparison approach	Adj to comparables	0.0% - 116.0% (22.3%)
		Income approach	Capitalization rate	7.5% - 20.9% (10.1%)
		Cost approach	Accumulated depreciation	23.0% - 63.0% (50.4%)

Construction real estate:
SEPH commercial land and development	$12,832	Sales comparison approach	Adj to comparables	0.0% - 218.0% (31.9%)
		Bulk sale approach	Discount rate	11.0% - 55.0% (23.4%)

Remaining commercial	$8,113	Sales comparison approach	Adj to comparables	0.0% - 75.0% (26.2%)
		Bulk sale approach	Discount rate	10.0% - 55.0% (18.3%)

Residential real estate	$6,990	Sales comparison approach	Adj to comparables	0.0% - 178.0% (17.9%)

Other real estate owned:
Commercial real estate	$3,485	Sales comparison approach	Adj to comparables	0.0% - 67.0% (25.8%)
		Income approach	Capitalization rate	11.0% (11.0%)
		Bulk sale approach	Discount rate	13.0% (13.0%)
		Cost approach	Accumulated depreciation	40.9% - 90.0% (65.0%)

Construction real estate	$12,134	Sales comparison approach	Adj to comparables	0.0% - 273.0% (34.0%)
		Income approach	Capitalization rate	8.5% (8.5%)
		Bulk sale approach	Discount rate	10.0% - 12.0% (10.8%)

Residential Real Estate	$4,307	Sales comparison approach	Adj to comparables	1.0% - 61.0% (18.0%)
		Income approach	Capitalization rate	7.9% - 9.3% (8.7%)
		Cost approach	Accumulated Depreciation	6.0% (6.0%)

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for assets and liabilities not discussed above:

Cash and cash equivalents: The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term instruments approximate those assets’ fair values.

Loans receivable: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for certain mortgage loans (e.g., one-to-four family residential) are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. The fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Off-balance sheet instruments: Fair values for the Corporation’s loan commitments and standby letters of credit are based on the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The carrying amount and fair value are not material.

Deposit liabilities: The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities of time deposits.

Short-term borrowings: The carrying amounts of federal funds purchased, borrowings under repurchase agreements and other short-term borrowings approximate their fair values.

Long-term debt: Fair values for long-term debt are estimated using a discounted cash flow calculation that applies interest rates currently being offered on long-term debt to a schedule of monthly maturities.

Subordinated debentures and notes: Fair values for subordinated debentures and notes are estimated using a discounted cash flow calculation that applies interest rate spreads currently being offered on similar debt structures to a schedule of monthly maturities.

The fair value of financial instruments at December 31, 2012 and December 31, 2011, was as follows:

	December 31, 2012
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$201,305	$201,305	$—	$—	$201,305
Investment securities	1,515,844	1,442	1,522,937	780	1,525,159
Accrued interest receivable - securities	6,122	—	6,122	—	6,122
Accrued interest receivable - loans	13,588	—	2	13,586	13,588
Mortgage loans held for sale	25,743	—	25,743	—	25,743
Impaired loans carried at fair value	53,932	—	—	53,932	53,932
Mortgage IRLCs	372	—	372	—	372
Other loans	4,314,738	—	—	4,348,705	4,348,705
Loans receivable, net	$4,394,785	$—	$26,115	$4,402,637	$4,428,752
Financial liabilities:
Non-interest bearing checking accounts	$1,137,290	$1,137,290	$—	—	$1,137,290
Interest bearing transactions accounts	1,088,617	1,088,617	—	—	1,088,617
Savings accounts	1,038,356	1,038,356	—	—	1,038,356
Time deposits	1,450,424	—	1,458,793	—	1,458,793
Other	1,345	1,345	—	—	1,345
Total deposits	$4,716,032	$3,265,608	$1,458,793	$—	$4,724,401
Short-term borrowings	$344,168	$—	$344,168	$—	$344,168
Long-term debt	781,658		861,466		861,466
Subordinated debentures/notes	80,250	—	79,503	—	79,503
Accrued interest payable – deposits	1,960	21	1,939	—	1,960
Accrued interest payable – debt/borrowings	1,499	8	1,491	—	1,499
Derivative financial instruments:
Interest rate swap	$—	$—	$—	$—	$—
Fair value swap	135	—	—	135	135

	December 31, 2011
(In thousands)	Carrying Value	Fair Value
Financial assets:
Cash and money market instruments	$157,486	$157,486
Investment securities	1,640,869	1,655,219
Accrued interest receivable	19,697	19,697
Mortgage loans held for sale	11,535	11,535
Impaired loans carried at fair value	87,813	87,813
Mortgage IRLCs	251	251
Other loans	4,149,056	4,166,973
Loans receivable, net	$4,248,655	$4,266,572
Assets held for sale	$382,462	$382,462
Financial liabilities:
Non-interest bearing checking	$995,733	$995,733
Interest bearing transactions accounts	1,037,385	1,037,385
Savings	931,526	931,526
Time deposits	1,499,105	1,506,075
Other	1,365	1,365
Total deposits	$4,465,114	$4,472,084
Short-term borrowings	$263,594	$263,594
Long-term debt	823,182	915,274
Subordinated debentures/notes	75,250	68,601
Accrued interest payable	4,916	4,916
Liabilities held for sale	536,186	536,991
Derivative financial instruments:
Interest rate swap	$846	$846
Fair value swap	700	700

Capital Ratios	12 Months Ended
Dec. 31, 2012
Capital [Abstract]
Capital Ratios
Capital Ratios
Prior to February 16, 2012, the Corporation operated two chartered bank subsidiaries, PNB and Vision. On February 16, 2012, Vision sold certain assets and liabilities to Centennial Bank. Following the sale, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation (See Note 3 of these Notes to Consolidated Financial Statements). At December 31, 2012 and 2011, the Corporation and each of its then separately chartered banks had Tier 1, total risk-based capital and leverage ratios which were well above both the required minimum levels of 4.00%, 8.00% and 4.00%, respectively, and the well-capitalized levels of 6.00%, 10.00% and 5.00%, respectively.

The following table indicates the capital ratios for Park and each subsidiary at December 31, 2012 and December 31, 2011.

	2012			2011
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.28%	11.17%	6.43%	9.52%	11.46%	6.58%
Vision Bank	N/A	N/A	N/A	23.42%	24.72%	15.89%
Park	13.12%	15.77%	9.17%	14.15%	16.65%	9.81%

Failure to meet the minimum requirements above could cause the Federal Reserve Board to take action. Each of Park’s bank subsidiaries is also subject to the capital requirements of their primary regulators. As of December 31, 2012 and 2011, Park and its then banking subsidiaries were well-capitalized and met all capital requirements to which each was then subject. There are no conditions or events since PNB's most recent regulatory report filings, that management believes have changed the risk categories for PNB.

The following table reflects various measures of capital for Park and each of PNB and VB (during the period it was a Park banking subsidiary):

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2012
Total Risk-Based Capital (to risk-weighted assets)
PNB	$502,680	11.17%	$359,971	8.00%	$449,964	10.00%
Park	732,413	15.77%	371,477	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$417,690	9.28%	$179,986	4.00%	$269,978	6.00%
Park	609,411	13.12%	185,739	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$417,690	6.43%	$259,769	4.00%	$324,711	5.00%
Park	609,411	9.17%	265,719	4.00%	N/A	N/A

At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	N/A	N/A

(1)	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
The Corporation is a bank holding company headquartered in Newark, Ohio. Prior to February 16, 2012, the operating segments for the Corporation were its two chartered bank subsidiaries, PNB (headquartered in Newark, Ohio) and Vision(headquartered in Panama City, Florida). On February 16, 2012, Vision sold certain assets and liabilities to Centennial Bank (See Note 3 of these Notes to Consolidated Financial Statements). Promptly following the closing of the transaction, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation. The Florida Corporation merged with and into a wholly-owned non-bank subsidiary of Park, SEPH, with SEPH being the surviving entity. The closing of this transaction prompted Park to add SEPH as a reportable segment. Additionally, due to the increased significance of the entity, GFSC was added as a reportable segment in the first quarter of 2012.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as there are: (i) three separate and distinct geographic markets in which Park operates, (ii) discrete financial information is available for each operating segment and (iii) the segments are aligned with internal reporting to Park’s Chief Executive Officer, who is the chief operating decision maker.

Operating results for the year ended December 31, 2012 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$221,758	$—	$9,156	$(341)	$4,742	$235,315
Provision for loan losses	16,678	—	859	17,882	—	35,419
Other income	70,739	—	—	21,431	233	92,403
Other expense	156,516	—	2,835	22,032	6,585	187,968
Income (loss) before taxes	119,303	—	5,462	(18,824)	(1,610)	104,331
Income taxes (benefit)	32,197	—	1,912	(6,603)	(1,805)	25,701
Net income (loss)	$87,106	$—	$3,550	$(12,221)	$195	$78,630
Balances at December 31, 2012
Assets	$6,502,579	$—	$49,926	$104,428	$(14,130)	$6,642,803
Loans	4,369,173	—	50,082	59,178	(28,111)	4,450,322
Deposits	4,814,107	—	8,358	—	(106,433)	4,716,032

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$236,282	$27,078	$8,693	$(974)	$2,155	$273,234
Provision for loan losses	30,220	31,052	2,000	—	—	63,272
Other income (loss)	90,982	6,617	—	(3,039)	350	94,910
Other expense	146,235	31,379	2,506	1,082	7,115	188,317
Income (loss) before taxes	150,809	(28,736)	4,187	(5,095)	(4,610)	116,555
Income taxes (benefit)	43,958	(6,210)	1,466	(1,784)	(3,015)	34,415
Net income (loss)	$106,851	$(22,526)	$2,721	$(3,311)	$(1,595)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$46,682	$34,989	$(42,108)	$6,972,245
Assets held for sale (1)	—	382,462	—	—	—	382,462
Loans	4,172,424	123,883	47,111	—	(26,319)	4,317,099
Deposits	4,611,646	32	8,013	—	(154,577)	4,465,114
Liabilities held for sale (2)	—	536,186	—	—	—	536,186

Operating results for the year ended December 31, 2010 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$237,281	$27,867	$7,611	$—	$1,285	$274,044
Provision for loan losses	23,474	61,407	2,199	—	—	87,080
Other income (loss)	80,512	(6,024)	2	—	390	74,880
Other expense	144,051	31,623	2,326	—	9,107	187,107
Income (loss) before taxes	150,268	(71,187)	3,088	—	(7,432)	74,737
Income taxes (benefit)	47,320	(25,773)	1,082	—	(5,993)	16,636
Net income (loss)	$102,948	$(45,414)	$2,006	$—	$(1,439)	$58,101
Balances at December 31, 2010
Assets	$6,495,558	$791,945	$43,209	$—	$(48,451)	$7,282,261
Loans	4,074,775	640,580	43,714	—	(26,384)	4,732,685
Deposits	4,622,693	633,432	7,062	—	(167,767)	5,095,420

(1)	The assets held for sale represent the loans and other assets at Vision Bank that were sold in the first quarter of 2012.

(2)	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that were sold in the first quarter of 2012.

The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2012
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$230,573	$6,954	$174,429	$27,506	$6,656,933	$4,822,465
Elimination of intersegment items	(4,948)	—	—	—	(35,639)	(106,433)
Parent Co. totals - not eliminated	9,690	—	6,585	(1,805)	21,509	—
Totals	$235,315	$6,954	$181,014	$25,701	$6,642,803	$4,716,032

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$271,079	$7,583	$173,619	$37,430	$7,014,353	$4,619,691
Elimination of intersegment items	(974)	—	—	—	(63,243)	(154,577)
Parent Co. totals - not eliminated	3,129	—	7,115	(3,015)	21,135	—
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114

	2010
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$272,759	$7,126	$170,874	$22,629	$7,330,712	$5,263,187
Elimination of intersegment items	—	—	—	—	(77,876)	(167,767)
Parent Co. totals - not eliminated	1,285	—	9,107	(5,993)	29,425	—
Totals	$274,044	$7,126	$179,981	$16,636	$7,282,261	$5,095,420

Parent Company Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Statements
Parent Company Statements
The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below.

Investments in subsidiaries are accounted for using the equity method of accounting.

The effective tax rate for the Parent Company is substantially less than the statutory rate due principally to tax-exempt dividends from subsidiaries.

Cash represents non-interest bearing deposits with a bank subsidiary.

Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $4.54 million, $4.21 million and $5.97 million in 2012, 2011 and 2010, respectively.

At December 31, 2012 and 2011, shareholders’ equity reflected in the Parent Company balance sheet includes $173.1 million and $146.6 million, respectively, of undistributed earnings of the Corporation’s subsidiaries which are restricted from transfer as dividends to the Corporation.

Balance Sheets
December 31, 2012 and 2011
(In thousands)	2012	2011
Assets:
Cash	$98,726	$134,650
Investment in subsidiaries	589,523	643,959
Debentures receivable from PNB	30,000	—
Other investments	2,133	2,280
Other assets	19,639	19,406
Total assets	$740,021	$800,295
Liabilities:
Dividends payable	$—	$—
Subordinated notes	80,250	50,250
Other liabilities	9,405	7,681
Total liabilities	89,655	57,931
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$740,021	$800,295

Statements of Income
for the years ended December 31, 2012, 2011 and 2010
(In thousands)	2012	2011	2010
Income:
Dividends from subsidiaries	$197,000	$105,000	$80,000
Interest and dividends	10,027	5,643	4,789
Other	232	385	411
Total income	207,259	111,028	85,200
Expense:
Other, net	11,869	10,639	12,632
Total expense	11,869	10,639	12,632
Income before federal taxes and equity in undistributed losses of subsidiaries	195,390	100,389	72,568
Federal income tax benefit	1,806	3,016	5,993
Income before equity in undistributed losses of subsidiaries	197,196	103,405	78,561
Equity in undistributed losses of subsidiaries	(118,566)	(21,265)	(20,460)
Net income	$78,630	$82,140	$58,101

Statements of Cash Flows
for the years ended December 31, 2012, 2011 and 2010
(In thousands)	2012	2011	2010
Operating activities:
Net income	$78,630	$82,140	$58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	118,566	21,265	20,460
Decrease in other assets	5,748	8,268	7,344
Increase (decrease) in other liabilities	1,724	(7,875)	(3,763)
Net cash provided by operating activities	204,668	103,798	82,142
Investing activities:
Purchase of investment securities	—	(250)	—
Capital contribution to subsidiary	(45,000)	(36,000)	(52,000)
Purchase of debentures receivable from subsidiaries	(115,000)	(30,000)	—
Repayment of debentures receivable from subsidiaries	52,000	—	2,500
Net cash provided by (used in) investing activities	(108,000)	(66,250)	(49,500)
Financing activities:
Cash dividends paid	(60,154)	(62,907)	(62,076)
Proceeds from issuance of common shares and warrants	407	—	33,541
Payment to repurchase warrants	(2,843)	—	—
Payment to repurchase preferred shares	(100,000)	—	—
Proceeds from issuance of subordinated notes	30,000	—	—
Cash payment for fractional shares	(2)	(2)	(4)
Net cash used in financing activities	(132,592)	(62,909)	(28,539)
(Decrease) increase in cash	(35,924)	(25,361)	4,103
Cash at beginning of year	134,650	160,011	155,908
Cash at end of year	$98,726	$134,650	$160,011

Participation In The U.S. Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2012
Participation In The U.S. Treasury Capital Purchase Program [Abstract]
Participation In U S Treasury Capital Purchase Program
Participation in the U.S. Treasury Capital Purchase Program
On December 23, 2008, Park issued $100 million of Fixed-Rate Cumulative Perpetual Preferred Shares, Series A, with a liquidation preference of $1,000 per share (the “Series A Preferred Shares”). The Series A Preferred Shares constituted Tier 1 capital and ranked senior to Park’s common shares. The Series A Preferred Shares were to pay cumulative dividends at a rate of 5% per annum through February 14, 2014 and reset to a rate of 9% per annum thereafter. For the period ended December 31, 2012, Park recognized a charge to retained earnings of $3.4 million representing the preferred share dividend and accretion of the discount on the preferred shares, associated with Park’s participation in the CPP.

As part of its participation in the CPP, Park also issued a warrant to the U.S. Treasury to purchase 227,376 common shares (the “Warrant”), which was equal to 15% of the aggregate amount of the Series A Preferred Shares purchased by the U.S. Treasury, having an exercise price of $65.97. The initial exercise price for the Warrant and the market price for determining the number of common shares subject to the Warrant were determined by reference to the market price of the common shares on the date the Company’s application for participation in the CPP was approved by the U.S. Department of the Treasury (calculated on a 20-day trailing average). The Warrant had a term of 10 years.

As a participant in the CPP, the Company was required to adopt certain standards for compensation and corporate governance, established under the American Recovery and Reinvestment Act of 2009 (the “ARRA”), which amended and replaced the executive compensation provisions of the Emergency Economic Stabilization Act of 2008 (“EESA”) in their entirety, and the Interim Final Rule promulgated by the Secretary of the U.S. Treasury under 31 C.F.R. Part 30. In addition, Park’s ability to declare or pay dividends on or repurchase its common shares was partially restricted until December 23, 2011 as a result of its participation in the CPP.

On April 25, 2012, Park entered into a Letter Agreement with the U.S. Treasury pursuant to which Park repurchased the 100,000 Series A Preferred Shares for a purchase price of $100 million plus a pro rata accrued and unpaid dividend. Total consideration of $101.0 million included accrued and unpaid dividends of $1.0 million. In addition to the accrued and unpaid dividends of $1.0 million, the charge to retained earnings, resulting from the repurchase of the Series A Preferred Shares, was $1.6 million on April 25, 2012.

On May 2, 2012, Park entered into a Letter Agreement pursuant to which Park repurchased from the U.S. Treasury the Warrant to purchase 227,376 Park common shares in full for consideration of $2.8 million, or $12.50 per Park common share.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of Park National Corporation and its subsidiaries (“Park”, the “Company” or the “Corporation”). Material intercompany accounts and transactions have been eliminated.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Management has identified the allowance for loan losses, accounting for Other Real Estate Owned (“OREO”), fair value accounting and accounting for goodwill as significant estimates.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform with the current year presentation. Reclassifications had no effect on prior year net income or shareholders' equity.
Restrictions on Cash and Due from Banks
Restrictions on Cash and Due from Banks
The Corporation’s bank subsidiary is required to maintain average reserve balances with the Federal Reserve Bank. The average required reserve balance was approximately $41.0 million at December 31, 2012 and $38.1 million at December 31, 2011. No other compensating balance arrangements were in existence at December 31, 2012.

Investment Securities
Investment Securities
Investment securities are classified upon acquisition into one of three categories: held-to-maturity, available-for-sale, or trading (see Note 4 of these Notes to Consolidated Financial Statements).

Held-to-maturity securities are those securities that the Corporation has the positive intent and ability to hold to maturity and are recorded at amortized cost. Available-for-sale securities are those securities that would be available to be sold in the future in response to the Corporation’s liquidity needs, changes in market interest rates, and asset-liability management strategies, among other reasons. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses excluded from earnings but included in other comprehensive income, net of applicable taxes. The Corporation did not hold any trading securities during any period presented.

Available-for-sale and held-to-maturity securities are evaluated quarterly for potential other-than-temporary impairment. Management considers the facts related to each security including the nature of the security, the amount and duration of the loss, the credit quality of the issuer, the expectations for that security’s performance and whether Park intends to sell, or it is more likely than not to be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. Declines in equity securities that are considered to be other-than-temporary are recorded as a charge to earnings in the Consolidated Statements of Income. Declines in debt securities that are considered to be other-than-temporary are separated into (1) the amount of the total impairment related to credit loss and (2) the amount of the total impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total impairment related to all other factors is recognized in other comprehensive income.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated.

Gains and losses realized on the sale of investment securities are recorded on the trade date and determined using the specific identification basis.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock
Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock
Park’s subsidiary bank, The Park National Bank (PNB) is a member of the FHLB. Additionally, PNB is a member of the FRB. Members are required to own a certain amount of stock based on their level of borrowings and other factors and may invest in additional amounts. FHLB stock and FRB stock are classified as restricted securities and are carried at their redemption value within other investment securities on the balance sheet. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance
Bank Owned Life Insurance
Park has purchased life insurance policies on directors and certain key officers. Bank owned life insurance is recorded at its cash surrender value (or the amount that can be realized).

Mortgage Loans Held For Sale
Mortgage Loans Held for Sale
Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale were $25.7 million and $11.5 million at December 31, 2012 and 2011, respectively. These amounts are included in loans on the Consolidated Balance Sheets and in the residential real estate loan segments in Notes 5 and 6. The contractual balance was $25.2 million and $11.4 million at December 31, 2012 and 2011, respectively. The gain expected upon sale was $568,000 and $182,000 at December 31, 2012 and 2011, respectively. None of these loans are 90 days or more past due or on nonaccrual status as of December 31, 2012 or 2011.

Mortgage Banking Derivatives
Mortgage Banking Derivatives
Commitments to fund mortgage loans (interest rate locks) to be sold into the secondary market and forward commitments for the future delivery of these mortgage loans are accounted for as free standing derivatives. Fair values of these mortgage derivatives are estimated based on changes in mortgage interest rates from the date the interest on the loan is locked. The Company enters into forward commitments for the future delivery of mortgage loans when interest rate locks are entered into, in order to hedge the change in interest rates resulting from its commitments to fund the loans. Changes in the fair values of these derivatives are included in net gains on sales of loans.

Loans
Loans
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff, are reported at their outstanding principal balances adjusted for any charge-offs, any deferred fees or costs on originated loans, and any unamortized premiums or discounts on purchased loans. Interest income is reported on the interest method and includes amortization of net deferred loan origination fees and costs over the loan term. Commercial loans include: (1) commercial, financial and agricultural loans; (2) commercial real estate loans; (3) those commercial loans in the real estate construction loan segment; and (4) those commercial loans in the residential real estate loan segment. Consumer loans include: (1) mortgage and installment loans included in the real estate construction segment; (2) mortgage, home equity lines of credit (HELOC), and installment loans included in the residential real estate segment; and (3) all loans included in the consumer segment.

Generally, commercial loans are placed on nonaccrual status at 90 days past due and consumer and residential mortgage loans are placed on nonaccrual status at 120 days past due. Accrued interest on these loans is considered a loss, unless the loan is well-secured and in the process of collection. Commercial loans placed on nonaccrual status are considered impaired (See Note 5 of these Notes to Consolidated Financial Statements). For loans which are on nonaccrual status, it is Park’s policy to reverse interest previously accrued on the loans against interest income. Interest on such loans may be recorded on a cash basis and be included in earnings only when cash is actually received. Park’s charge-off policy for commercial loans requires management to establish a specific reserve or record a charge-off as soon as it is apparent that the borrower is troubled and there is, or likely will be, a collateral shortfall related to the estimated value of the collateral securing the loan. The Company’s charge-off policy for consumer loans is dependent on the class of the loan. Residential mortgage loans and HELOC are typically charged down to the value of the collateral, less estimated selling costs, at 180 days past due. The charge-off policy for other consumer loans, primarily installment loans, requires a monthly review of delinquent loans and a complete charge-off for any account that reaches 120 days past due.

The delinquency status of a loan is based on contractual terms and not on how recently payments have been received. Loans are removed from nonaccrual status when loan payments have been received to cure the delinquency status, the borrower has demonstrated the ability to pay and the loan is deemed to be well-secured by management.

A description of each segment of the loan portfolio, along with the risk characteristics of each segment, is included below:

Commercial, financial and agricultural: Commercial, financial and agricultural loans are made for a wide variety of general corporate purposes, including financing for commercial and industrial businesses, financing for equipment, inventories and accounts receivable, acquisition financing and commercial leasing. The term of each commercial loan varies by its purpose. Repayment terms are structured such that commercial loans will be repaid within the economic useful life of the underlying asset. The commercial loan portfolio includes loans to a wide variety of corporations and businesses across many industrial classifications in the 28 Ohio counties and one Kentucky county where PNB operates. The primary industries represented by these customers include manufacturing, retail trade, health care and other services.

Commercial real estate: Commercial real estate (“CRE”) loans include mortgage loans to developers and owners of commercial real estate. The lending policy for CRE loans is designed to address the unique risk attributes of CRE lending. The collateral for these CRE loans is the underlying commercial real estate. PNB and its divisons generally require that the CRE loan amount be no more than 85% of the purchase price or the appraised value of the commercial real estate securing the CRE loan, whichever is less. CRE loans made for each subsidiary bank’s portfolio generally have a variable interest rate. A CRE loan may be made with a fixed interest rate for a term generally not exceeding five years.

Construction real estate: The Company defines construction loans as both commercial construction loans and residential construction loans where the loan proceeds are used exclusively for the improvement of real estate as to which the Company holds a mortgage. Construction loans may be in the form of a permanent loan or short-term construction loan, depending on the needs of the individual borrower. Generally, the permanent construction loans have a variable interest rate although a permanent construction loan may be made with a fixed interest rate for a term generally not exceeding five years. Short-term construction loans are made with variable interest rates. Construction financing is generally considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the property’s value at completion of construction and the estimated cost (including interest) of construction. If the estimate of construction cost proves to be inaccurate, the PNB banking division making the loan may be required to advance funds beyond the amount originally committed to permit completion of the project. If the estimate of value proves inaccurate, the subsidiary bank may be confronted, at or prior to the maturity of the loan, with a project having a value insufficient to assure full repayment, should the borrower default. In the event a default on a construction loan occurs and foreclosure follows, the subsidiary bank must take control of the project and attempt either to arrange for completion of construction or to dispose of the unfinished project. Additional risk exists with respect to loans made to developers who do not have a buyer for the property, as the developer may lack funds to pay the loan if the property is not sold upon completion. Park’s subsidiary banks attempt to reduce such risks on loans to developers by requiring personal guarantees and reviewing current personal financial statements and tax returns as well as other projects undertaken by the developer.

Residential real estate: The Company defines residential real estate loans as first mortgages on individuals’ primary residence or second mortgages of individuals’ primary residence in the form of HELOCs or installment loans. Credit approval for residential real estate loans requires demonstration of sufficient income to repay the principal and interest and the real estate taxes and insurance, stability of employment, an established credit record and an appropriately appraised value of the real estate securing the loan. Each banking division generally requires that the residential real estate loan amount be no more than 80% of the purchase price or the appraised value of the real estate securing the loan, whichever is less, unless private mortgage insurance is obtained by the borrower. Loans made for each banking division’s portfolio in this lending category are adjustable rate, fully amortized mortgages or 15-year, fixed rate mortgages. The rates used are generally fully-indexed rates. Park generally does not price residential loans using low introductory “teaser” rates. Home equity lines of credit are generally made as second mortgages by Park’s banking divisions. The maximum amount of a home equity line of credit is generally limited to 85% of the appraised value of the property less the balance of the first mortgage.

Consumer: The Company originates direct and indirect consumer loans, primarily automobile loans and home equity based credit cards to customers in its primary market areas. Credit approval for consumer loans requires income sufficient to repay principal and interest due, stability of employment, an established credit record and sufficient collateral for secured loans. Consumer loans typically have shorter terms and lower balances with higher yields as compared to real estate mortgage loans, but generally carry higher risks of default. Consumer loan collections are dependent on the borrower’s financial stability, and thus are more likely to be affected by adverse personal circumstances.

Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is that amount believed adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors. The determination of the allowance requires significant estimates, including the timing and amounts of expected cash flows on impaired loans, consideration of current economic conditions, and historical loss experience pertaining to pools of homogeneous loans, all of which may be susceptible to change. The allowance is increased through a provision for loan losses that is charged to earnings based on management’s quarterly evaluation of the factors previously mentioned and is reduced by charge-offs, net of recoveries.

The allowance for loan losses includes both (1) an estimate of loss based on historical loss experience within both commercial and consumer loan categories with similar characteristics (“statistical allocation”) and (2) an estimate of loss based on an impairment analysis of each commercial loan that is considered to be impaired (“specific allocation”).

In calculating the allowance for loan losses, management believes it is appropriate to utilize historical loss rates that are comparable to the current period being analyzed, giving consideration to losses experienced over a full cycle. For the historical loss factor at December 31, 2012, the Company utilized an annual loss rate (“historical loss experience”), calculated based on an average of the net charge-offs and the annual change in specific reserves for impaired commercial loans, experienced during 2009, 2010, 2011 and 2012 within the individual segments of the commercial and consumer loan categories. Management believes the 48-month historical loss experience methodology is appropriate in the current economic environment, as it captures loss rates that are comparable to the current period being analyzed. The loss factor applied to Park’s consumer portfolio as of December 31, 2012 is based on the historical loss experience over the past 48 months, plus an additional judgmental reserve, increasing the total allowance for loan loss coverage in the consumer portfolio to approximately 1.52 years of historical loss. The loss coverage ratio was 1.38 years at December 31, 2011. The loss factor applied to Park’s commercial portfolio as of December 31, 2012 is based on the historical loss experience over the past 48 months, plus additional reserves for consideration of (1) a loss emergence period factor, (2) a loss migration factor and (3) a judgmental or environmental loss factor. These additional reserves increased the total allowance for loan loss coverage in the commercial portfolio to approximately 2.59 years of historical loss. The loss coverage ratio was 2.80 years at December 31, 2011. Park’s commercial loans are individually risk graded. If loan downgrades occur, the probability of default increases, and accordingly management allocates a higher percentage reserve to those accruing commercial loans graded special mention and substandard.

The judgmental increases discussed above incorporate management’s evaluation of the impact of environmental qualitative factors which pose additional risks and assign a component of the allowance for loan losses in consideration of these factors. Such environmental factors include: national and local economic trends and conditions; experience, ability and depth of lending management and staff; effects of any changes in lending policies and procedures; and levels of, and trends in, consumer bankruptcies, delinquencies, impaired loans and charge-offs and recoveries.

U.S. GAAP requires a specific allocation to be established as a component of the allowance for loan losses for certain loans when it is probable that all amounts due pursuant to the contractual terms of the loans will not be collected, and the recorded investment in the loans exceeds their measure of impairment. Management considers the following related to commercial loans when determining if a loan should be considered impaired: (1) current debt service coverage levels of the borrowing entity; (2) payment history over the most recent 12-month period; (3) other signs of deterioration in the borrower’s financial situation, such as changes in beacon scores; and (4) consideration of the current collateral supporting the loan. The recorded investment is the carrying balance of the loan, plus accrued interest receivable, both as of the end of the year. Impairment is measured using either the present value of expected future cash flows based upon the initial effective interest rate on the loan, the observable market price of the loan or the fair value of the collateral. If a loan is considered to be collateral dependent, the fair value of collateral, less estimated selling costs, is used to measure impairment.

Troubled Debt Restructuring (TDRs)
Troubled Debt Restructuring (TDRs)
Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. Management’s policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. TDRs are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a TDR is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.

Income Recognition
Income Recognition
Income earned by the Corporation and its subsidiaries is recognized on the accrual basis of accounting, except for nonaccrual loans as previously discussed, and late charges on loans which are recognized as income when they are collected.

Premises and Equipment
Premises and Equipment
Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is generally provided on the straight-line method over the estimated useful lives of the related assets. Leasehold improvements are amortized over the shorter of the remaining lease period or the estimated useful lives of the improvements. Upon the sale or other disposal of an asset, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is recognized. Maintenance and repairs are charged to expense as incurred while renewals and improvements that extend the useful life of an asset are capitalized. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be recoverable.

The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Buildings that are currently placed in service are depreciated over 30 years. Equipment, furniture and fixtures that are currently placed in service are depreciated over 3 to 12 years. Leasehold improvements are depreciated over the lives of the related leases which range from 1 to 10 years.

Other Real Estate Owned (OREO)
Other Real Estate Owned (OREO)
OREO is recorded at fair value less anticipated selling costs (net realizable value) and consists of property acquired through foreclosure and real estate held for sale. If the net realizable value is below the carrying value of the loan at the date of transfer, the difference is charged to the allowance for loan losses. Subsequent declines in the value of real estate are classified as OREO devaluations, are reported as adjustments to the carrying amount of OREO and are expensed within “other income”. In certain circumstances where management believes the devaluation may not be permanent in nature, Park utilizes a valuation allowance to record OREO devaluations, which is also expensed through “other income”. Costs relating to development and improvement of such properties are capitalized (not in excess of fair value less estimated costs to sell) and costs relating to holding the properties are charged to other expense.

Mortgage Loan Servicing Rights
Mortgage Loan Servicing Rights
When Park sells mortgage loans with servicing rights retained, servicing rights are recorded at an amount not to exceed fair value with the income statement effect recorded in gains on sale of loans. Capitalized servicing rights are amortized in proportion to and over the period of estimated future servicing income of the underlying loan and is included within “Other service income”.

Mortgage servicing rights are assessed for impairment periodically, based on fair value, with any impairment recognized through a valuation allowance. The fair value of mortgage servicing rights is determined by discounting estimated future cash flows from the servicing assets, using market discount rates and expected future prepayment rates. In order to calculate fair value, the sold loan portfolio is stratified into homogeneous pools of like categories. (See Note 20 of these Notes to Consolidated Financial Statements.)

Fees received for servicing mortgage loans owned by investors are based on a percentage of the outstanding monthly principal balance of such loans and are included in income as loan payments are received. The cost of servicing loans is charged to expense as incurred.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over net identifiable tangible and intangible assets acquired in a purchase business combination. Other intangible assets represent purchased assets that have no physical property but represent some future economic benefit to their owner and are capable of being sold or exchanged on their own or in combination with a related asset or liability.

Goodwill and indefinite-lived intangible assets are not amortized to expense, but are subject to impairment tests annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Intangible assets with definitive useful lives (such as core deposit intangibles) are amortized to expense over their estimated useful lives.

Management considers several factors when performing the annual impairment tests on goodwill. The factors considered include the operating results for the particular Park segment for the past year and the operating results budgeted for the current year (including multi-year projections), the deposit and loan totals of the Park segment and the economic conditions in the markets served by the Park segment.

The following table reflects the activity in goodwill and other intangible assets for the years 2012, 2011 and 2010.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671

U.S. GAAP requires a company to perform an impairment test on goodwill annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired, by assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. If the carrying amount of the goodwill exceeds the fair value, an impairment charge must be recorded in an amount equal to the excess.

Park evaluates goodwill for impairment on April 1 of each year, with financial data as of March 31. Based on the analysis performed as of April 1, 2012, the Company determined that goodwill for Park’s subsidiary bank (PNB) was not impaired.

Goodwill and other intangible assets (as shown on the Consolidated Balance Sheets) totaled $72.7 million at December 31, 2012, $74.8 million at December 31, 2011 and $78.4 million at December 31, 2010.

The core deposit intangibles are being amortized to expense principally on the straight-line method, over a period of six years. The amortization period for the core deposit intangibles related to Vision Bank was accelerated in the 4th quarter of 2011 and 1st quarter of 2012 due to the pending sale of the Vision Bank business to Centennial Bank. (See Note 3 of these Notes to Consolidated Financial Statements for details on the sale of the Vision Bank business.) Core deposit intangible amortization expense was $2.2 million in 2012, $3.5 million in 2011 and $3.4 million in 2010.

The accumulated amortization of core deposit intangibles was $21.8 million as of December 31, 2012 and $19.6 million at December 31, 2011. The expected core deposit intangible amortization expense for each of the next five years is as follows:

(In thousands)
2013	$337
2014	—
2015	—
2016	—
2017	—
Total	$337

Consolidated Statement of Cash Flows
Consolidated Statement of Cash Flows
Cash and cash equivalents include cash and cash items, amounts due from banks and money market instruments. Generally, money market instruments are purchased and sold for one-day periods.

Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2012	2011	2010
Interest paid on deposits and other borrowings	$51,877	$59,552	$74,680
Income taxes paid	7,000	17,700	24,600

Non-cash Items	Non-cash Items Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2012	2011	2010
Transfers to OREO	$23,634	$36,209	$35,507

Loss Contingencies and Guarantees
Loss Contingencies and Guarantees
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Income Taxes
Income Taxes
The Corporation accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent that Park does not consider it more likely than not that a deferred tax asset will be recovered, a valuation allowance is recorded. All positive and negative evidence is reviewed when determining how much of a valuation allowance is recognized on a quarterly basis. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more-likely-than-not” that the tax position would be sustained in a tax examination being presumed to occur. The benefit recognized for a tax position that meets the “more-likely-than-not” criteria is measured based on the largest benefit that is more than 50 percent likely to be realized, taking into consideration the amounts and probabilities of the outcome upon settlement. For tax positions not meeting the “more-likely-than-not” test, no tax benefit is recorded. Park recognizes any interest and penalties related to income tax matters in income tax expense.

Treasury Shares
Treasury Shares
The purchase of Park’s common shares is recorded at cost. At the date of retirement or subsequent reissuance, the treasury shares account is reduced by the weighted average cost of the common shares retired or reissued.

Comprehensive Income
Comprehensive Income
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale, changes in the funded status of the Company’s Defined Benefit Pension Plan, and the unrealized net holding gains and losses on the cash flow hedge, which are also recognized as separate components of equity.

Stock Based Compensation
Stock Based Compensation
Compensation cost is recognized for stock options and stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of Park’s common shares at the date of grant is used for stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. Park did not grant any stock options during 2012, 2011 or 2010. No stock options vested in 2012, 2011 or 2010. Park granted 6,120 common shares to its directors in 2012, and 7,020 in 2011 and 2010.

Loan Commitments and Related Financial Instruments
Loan Commitments and Related Financial Instruments
Financial instruments include off‑balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Derivative Instruments
Derivative Instruments
At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company’s intentions and belief as to likely effectiveness as a hedge. These three types are: (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”); (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); or (3) an instrument with no hedging designation (“stand-alone derivative”). For a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item, are recognized in current earnings as fair values change. For a cash flow hedge, the gain or loss on the derivative is reported in other comprehensive income and is reclassified into earnings in the same periods during which the hedged transaction affects earnings. For both types of hedges, changes in the fair value of derivatives that are not highly effective in hedging the changes in fair value or expected cash flows of the hedged item are recognized immediately in current earnings. Changes in the fair value of derivatives that do not qualify for hedge accounting are reported currently in earnings, as non-interest income.

The Company formally documents the relationship between derivatives and hedged items, as well as the risk-management objective and the strategy for undertaking hedge transactions at the inception of the hedging relationship. This documentation includes linking fair value or cash flow hedges to specific assets and liabilities on the Consolidated Balance Sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivative instruments that are used are highly effective in offsetting changes in fair values or cash flows of the hedged items. The Company discontinues hedge accounting when it determines that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative is settled or terminates, a hedged forecasted transaction is no longer probable, a hedged firm commitment is no longer firm, or treatment of the derivative as a hedge is no longer appropriate or intended.

When hedge accounting is discontinued, subsequent changes in fair value of the derivative are recorded as non-interest income. When a fair value hedge is discontinued, the hedged asset or liability is no longer adjusted for changes in fair value and the existing basis adjustment is amortized or accreted over the remaining life of the asset or liability. When a cash flow hedge is discontinued but the hedged cash flows or forecasted transactions are still expected to occur, gains or losses that were accumulated in other comprehensive income are amortized into earnings over the same periods in which the hedged transactions will affect earnings.

Fair Value Measurement
Fair Value Measurement
Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 21 of these Notes to Consolidated Financial Statements. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Transfers and Financial Assets
Transfers of Financial Assets
Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Retirement Plans
Retirement Plans
Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) plan expense is the amount of matching contributions. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Earnings Per Common Share
Earnings Per Common Share
Basic earnings per common share is net income available to common shareholders divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share includes the dilutive effect of additional potential common shares issuable under stock options, warrants and convertible securities. Earnings and dividends per common share are restated for any stock splits and stock dividends through the date of issuance of the consolidated financial statements.

Adoption of New Accounting Pronouncements
Adoption of New Accounting Pronouncements:
No. 2011-04 – Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs: In May 2011, FASB issued Accounting Standards Update 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirement in U.S. GAAP and IFRSs (ASU 2011-04). The new guidance in this ASU results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Certain amendments clarify FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. These amendments also enhance disclosure requirements surrounding fair value measurement. Most significantly, an entity is required to disclose additional information regarding Level 3 fair value measurements including quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. The new guidance became effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the new guidance on January 1, 2012 impacted the fair value disclosures in Note 21.

No. 2011-05 – Presentation of Comprehensive Income: In June 2011, FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05). The ASU eliminates the option to report other comprehensive income and its components in the statement of changes in equity. An entity can elect to present the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income, when an item of other comprehensive income must be reclassified to net income, or how earnings per share is calculated or presented. The new guidance became effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The adoption of the new guidance impacted the presentation of the consolidated financial statements.

No. 2011-08 – Intangibles – Goodwill and Other: In September 2011, FASB issued Accounting Standards Update 2011-08, Intangibles – Goodwill and Other (ASU 2011-08). The ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The new guidance became effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have an impact on the consolidated financial statements.

No. 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05: In December 2011, FASB issued Accounting Standards Update 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). This ASU defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. Entities are to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU 2011-05. The other requirements in ASU 2011-05 were not affected by this ASU. Further guidance surrounding the reclassification of items out of accumulated other comprehensive income was provided by FASB in ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.

No. 2012-02 Testing Indefinite-Lived Intangible Assets for Impairment: In July 2012, FASB issued Accounting Standards Update 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02). The ASU allows an entity to first assess qualitative factors to determine whether the existence of events or circumstances indicate that it is more likely than not that the indefinite-lived intangible asset is impaired. The new guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this guidance is not expected to have an impact on the consolidated financial statements.

No. 2013-02 Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: In February 2013, FASB issued Accounting Standards Update 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02). The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about these amounts. The new guidance is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this guidance is expected to impact financial statement disclosures.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of depreciable lives of premises and equipment	The range of depreciable lives over which premises and equipment are being depreciated are:

Buildings	5 to 50 Years
Equipment, furniture and fixtures	3 to 20 Years
Leasehold improvements	1 to 10 Years

Schedule of activity in goodwill and intangible assets
The following table reflects the activity in goodwill and other intangible assets for the years 2012, 2011 and 2010.

(In thousands)	Goodwill	Core Deposit Intangibles	Total
December 31, 2009	$72,334	$9,465	$81,799
Amortization	—	(3,422)	(3,422)
December 31, 2010	$72,334	$6,043	$78,377
Amortization	—	(3,534)	(3,534)
December 31, 2011	$72,334	$2,509	$74,843
Amortization	—	(2,172)	(2,172)
December 31, 2012	$72,334	$337	$72,671

Schedule of core deposit intangibles amortization expense	The expected core deposit intangible amortization expense for each of the next five years is as follows:

(In thousands)
2013	$337
2014	—
2015	—
2016	—
2017	—
Total	$337

Schedule of cash flow, supplemental disclosures
Net cash provided by operating activities reflects cash payments as follows:

December 31,
(In thousands)	2012	2011	2010
Interest paid on deposits and other borrowings	$51,877	$59,552	$74,680
Income taxes paid	7,000	17,700	24,600

Schedule of non-cash items included in cash provided by operating activities	Non-cash items included in cash provided by operating activities:

December 31,
(In thousands)	2012	2011	2010
Transfers to OREO	$23,634	$36,209	$35,507

Sale Of Vision Bank Business (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets purchased and liabilities assumed
The assets purchased and liabilities assumed by Centennial as of February 16, 2012, included the following:

(In thousands)	February 16, 2012
Assets sold
Cash and due from banks	$20,711
Loans	355,750
Allowance for loan losses	(13,100)
Net loans	342,650
Fixed assets	12,496
Other assets	4,612
Total assets sold	$380,469
Liabilities sold
Deposits	$522,856
Other liabilities	2,049
Total liabilities sold	$524,905

Schedule of composition of pre-tax gain on sale of business
The pre-tax gain, net of expense is summarized in the table below:

(In thousands)
Premium paid	$27,913
One-time gains	298
Loss on sale of fixed assets	(2,434)
Employment and severance agreements	(1,610)
Other one-time charges, including estimates	(2,000)
Pre-tax gain	$22,167

Schedule of balance sheet of merged entity
The balance sheet of SEPH as of December 31, 2012 and March 31, 2012 was as follows:

(In thousands)	December 31, 2012	March 31, 2012 (unaudited)
Assets
Cash	$7,444	$16,049
Performing loans	3,886	16,123
Nonperforming loans	55,292	82,326
OREO	21,003	28,578
Other assets	16,803	18,417
Total assets	$104,428	$161,493
Liabilities and equity
Intercompany borrowings	$93,000	$140,000
Other liabilities	838	4,623
Equity	10,590	16,870
Total liabilities and equity	$104,428	$161,493

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities at December 31, 2011 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043	$1,614	$—	$371,657
Obligations of states and political subdivisions	2,616	44	—	2,660
U.S. Government sponsored entities’ asset-backed securities	427,300	16,995	—	444,295
Other equity securities	1,188	877	32	2,033
Total	$801,147	$19,530	$32	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992	$5	$—	$1,997
U.S. Government sponsored entities’ asset-backed securities	818,232	14,377	32	832,577
Total	$820,224	$14,382	$32	$834,574
Investment securities at December 31, 2012 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$695,655	$1,352	$1,280	$695,727
Obligations of states and political subdivisions	984	19	—	1,003
U.S. Government sponsored entities’ asset-backed securities	401,882	14,067	447	415,502
Other equity securities	1,137	1,085	—	2,222
Total	$1,099,658	$16,523	$1,727	$1,114,454
2012:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$570	$2	$—	$572
U.S. Government sponsored entities’ asset-backed securities	400,820	9,351	38	410,133
Total	$401,390	$9,353	$38	$410,705

Schedule of unrealized loss on investments
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$177,470	$1,280	$—	$—	$177,470	$1,280
U.S. Government sponsored entities' asset-backed securities	123,631	447	—	—	123,631	447
Total	$301,101	$1,727	$—	$—	$301,101	$1,727
2012:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$10,120	$38	$—	$—	$10,120	$38
The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2011:
Securities Available-for-Sale
Other equity securities	$—	$—	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$—	$—	$38,775	$32	$38,775	$32

Schedule of contractual maturity of debt securities
The amortized cost and estimated fair value of investments in debt securities at December 31, 2012, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$516,905	$518,257
Due one through five years	123,750	122,912
Due five through ten years	55,000	54,558
Total	$695,655	$695,727
Obligations of states and political subdivisions:
Due within one year	$984	$1,003
Total	$984	$1,003
U.S. Government sponsored entities’ asset-backed securities:
Total	$401,882	$415,502
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$570	$572
Total	$570	$572
U.S. Government sponsored entities’ asset-backed securities:
Total	$400,820	$410,133

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Leases Receivable Disclosure [Abstract]
Schedule of composition of loan portfolio by class of loan
The composition of the loan portfolio, by class of loan, as of December 31, 2012 and December 31, 2011 was as follows:

	December 31, 2012			December 31, 2011
(In thousands)	Loan Balance	Accrued Interest Receivable	Recorded Investment	Loan Balance	Accrued Interest Receivable	Recorded Investment

Commercial, financial and agricultural *	$823,927	$2,976	$826,903	$743,797	$3,121	$746,918
Commercial real estate *	1,092,164	3,839	1,096,003	1,108,574	4,235	1,112,809
Construction real estate:
SEPH/Vision commercial land and development *	15,105	37	15,142	31,603	31	31,634
Remaining commercial	115,473	331	115,804	156,053	394	156,447
Mortgage	26,373	81	26,454	20,039	64	20,103
Installment	8,577	33	8,610	9,851	61	9,912
Residential real estate:
Commercial	392,203	959	393,162	395,824	1,105	396,929
Mortgage	1,064,787	1,399	1,066,186	953,758	1,522	955,280
HELOC	212,905	892	213,797	227,682	942	228,624
Installment	43,750	176	43,926	51,354	236	51,590
Consumer	651,930	2,835	654,765	616,505	2,930	619,435
Leases	3,128	29	3,157	2,059	43	2,102
Total loans	$4,450,322	$13,587	$4,463,909	$4,317,099	$14,684	$4,331,783
* Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Schedule of recorded investment in nonaccrual restructured and loans past due 90 days or more and accruing
The following table presents the recorded investment in nonaccrual, accruing restructured, and loans past due 90 days or more and still accruing by class of loan as of December 31, 2012 and December 31, 2011:

	December 31, 2012
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$17,324	$5,277	$37	$22,638
Commercial real estate	40,983	3,295	1,007	45,285
Construction real estate:
SEPH commercial land and development	13,939	—	—	13,939
Remaining commercial	14,977	6,597	—	21,574
Mortgage	158	100	—	258
Installment	149	175	—	324
Residential real estate:
Commercial	33,961	1,661	94	35,716
Mortgage	28,260	9,425	950	38,635
HELOC	1,689	736	—	2,425
Installment	1,670	780	54	2,504
Consumer	2,426	1,900	888	5,214
Total loans	$155,536	$29,946	$3,030	$188,512

	December 31, 2011
(In thousands)	Nonaccrual Loans	Accruing Restructured Loans	Loans Past Due 90 Days or More and Accruing	Total Nonperforming Loans
Commercial, financial and agricultural	$37,797	$2,848	$—	$40,645
Commercial real estate	43,704	8,274	—	51,978
Construction real estate:
Vision commercial land and development	25,761	—	—	25,761
Remaining commercial	14,021	11,891	—	25,912
Mortgage	66	—	—	66
Installment	30	—	—	30
Residential real estate:
Commercial	43,461	815	—	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	—	—	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	—	893	2,769
Total loans	$195,106	$28,683	$3,561	$227,350

Schedule of loans individually evaluated for impairment and loans collectively evaluated for impairment
The following table provides additional information regarding those nonaccrual and accruing restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$22,601	$22,587	$14	$40,645	$40,621	$24
Commercial real estate	44,278	44,278	—	51,978	51,978	—
Construction real estate:
SEPH/Vision commercial land and development	13,939	13,260	679	25,761	24,328	1,433
Remaining commercial	21,574	21,574	—	25,912	25,912	—
Mortgage	258	—	258	66	—	66
Installment	324	—	324	30	—	30
Residential real estate:
Commercial	35,622	35,622	—	44,276	44,276	—
Mortgage	37,685	—	37,685	29,958	—	29,958
HELOC	2,425	—	2,425	1,412	—	1,412
Installment	2,450	—	2,450	1,875	—	1,875
Consumer	4,326	18	4,308	1,876	20	1,856
Total loans	$185,482	$137,339	$48,143	$223,789	$187,135	$36,654

Schedule of loans individually evaluated for impairment by class of loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated
With no related allowance recorded
Commercial, financial and agricultural	$23,782	$14,683	$—	$23,164	$18,098	$—
Commercial real estate	56,258	35,097	—	58,242	41,506	—
Construction real estate:
SEPH/Vision commercial land and development	56,075	12,740	—	54,032	17,786	—
Remaining commercial	29,328	14,093	—	33,319	18,372	—
Residential real estate:
Commercial	39,918	31,957	—	49,341	38,686	—
Consumer	18	18	—	—	—	—
With an allowance recorded
Commercial, financial and agricultural	12,268	7,904	3,180	23,719	22,523	5,819
Commercial real estate	11,412	9,181	1,540	12,183	10,472	4,431
Construction real estate:
SEPH/Vision commercial land and development	1,271	520	—	20,775	6,542	1,540
Remaining commercial	8,071	7,481	2,277	9,711	7,540	1,874
Residential real estate:
Commercial	3,944	3,665	1,279	6,402	5,590	2,271
Consumer	—	—	—	20	20	—
Total	$242,345	$137,339	$8,276	$290,908	$187,135	$15,935

Schedule of average recorded investment and interest income recognized on loans individually evaluated for impairment
The following tables present the average recorded investment and interest income recognized on loans individually evaluated for impairment for the years ended December 31, 2012 and 2011.

		Year ended December 31, 2012
(In thousands)	Recorded Investment as of December 31, 2012	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$22,587	$35,305	$529
Commercial real estate	44,278	44,541	968
Construction real estate:
SEPH commercial land and development	13,260	17,277	—
Remaining commercial	21,574	27,774	818
Residential real estate:
Commercial	35,622	39,248	497
Consumer	18	19	1
Total	$137,339	$164,164	$2,813

		Year ended December 31, 2011
(In thousands)	Recorded Investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	—
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1
Total	$187,135	$214,045	$1,592

Schedule of aging of the recorded investment in past due loans
The following table presents the aging of the recorded investment in past due loans as of December 31, 2012 and December 31, 2011 by class of loan.

	December 31, 2012
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment
Commercial, financial and agricultural	$6,251	$11,811	$18,062	$808,841	$826,903
Commercial real estate	2,212	26,355	28,567	1,067,436	1,096,003
Construction real estate:
SEPH commercial land and development	686	11,314	12,000	3,142	15,142
Remaining commercial	3,652	5,838	9,490	106,314	115,804
Mortgage	171	85	256	26,198	26,454
Installment	135	40	175	8,435	8,610
Residential real estate:
Commercial	1,163	5,917	7,080	386,082	393,162
Mortgage	11,948	17,370	29,318	1,036,868	1,066,186
HELOC	620	309	929	212,868	213,797
Installment	563	787	1,350	42,576	43,926
Consumer	12,924	2,688	15,612	639,153	654,765
Leases	—	—	—	3,157	3,157
Total loans	$40,325	$82,514	$122,839	$4,341,070	$4,463,909
 * Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.

	December 31, 2011
(In thousands)	Accruing loans past due 30-89 days	Past due nonaccrual loans and loans past due 90 days or more and accruing *	Total past due	Total current	Total recorded investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	—	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	—	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate:
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	—	—	—	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

Schedule of recorded investment by loan grade
The tables below present the recorded investment by loan grade at December 31, 2012 and December 31, 2011 for all commercial loans:

	December 31, 2012
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$9,537	$10,874	$22,601	$783,891	$826,903
Commercial real estate	25,616	3,960	44,278	1,022,149	1,096,003
Construction real estate:
SEPH commercial land and development	411	—	13,939	792	15,142
Remaining commercial	6,734	—	21,574	87,496	115,804
Residential real estate:
Commercial	8,994	2,053	35,622	346,493	393,162
Leases	—	—	—	3,157	3,157
Total Commercial Loans	$51,292	$16,887	$138,014	$2,243,978	$2,450,171

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Impaired	Pass Rated	Recorded Investment
Commercial, financial and agricultural	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	—	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	—	—	—	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

Schedule of troubled debt restructurings on financing receivables
The following tables detail the number of contracts modified as TDRs during the period ended December 31, 2012 and December 31, 2011 as well as the recorded investment of these contracts at December 31, 2012 and December 31, 2011. The recorded investment pre- and post-modification is generally the same.

	12 months ended December 31, 2012
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	44	$2,843	$1,499	$4,342
Commercial real estate	25	2,648	3,611	6,259
Construction real estate:
SEPH commercial land and development	12	—	1,301	1,301
Remaining commercial	15	531	6,579	7,110
Mortgage	2	99	85	184
Installment	6	175	78	253
Residential real estate:
Commercial	18	1,139	1,842	2,981
Mortgage	129	4,279	5,776	10,055
HELOC	46	736	58	794
Installment	57	761	508	1,269
Consumer	600	1,899	670	2,569
Total loans	954	$15,110	$22,007	$37,117

During 2012, as a result of general guidance issued by the Office of the Comptroller of the Currency ("OCC"), $12.5 million of consumer loans (includes mortgage, HELOC and installment loans in the residential real estate segment and those loans in the consumer loan segment) were identified as troubled debt restructurings ("TDR") whereby the borrower's obligation to PNB has been discharged in bankruptcy and the borrower has not reaffirmed the debt. These newly identified TDRs are included in the current year modified loan totals above, within the residential real estate and consumer segments, although certain of these modifications occurred prior to January 1, 2012.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Accruing	Nonaccrual	Recorded Investment
Commercial, financial and agricultural	56	$2,842	$21,258	$24,100
Commercial real estate	23	3,332	3,831	7,163
Construction real estate:
Vision commercial land and development	12	—	4,268	4,268
Remaining commercial	24	11,890	6,712	18,602
Mortgage	1	—	66	66
Installment	—	—	—	—
Residential real estate:
Commercial	30	500	29,095	29,595
Mortgage	37	3,234	2,691	5,925
HELOC	2		56	56
Installment	7	95	126	221
Consumer	1	—	18	18
Total loans	193	$21,893	$68,121	$90,014

Schedule recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month
The following table presents the recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month period ended December 31, 2012 and December 31, 2011. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	12 months ended December 31, 2012		12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	8	$244	19	$3,878
Commercial real estate	10	2,113	5	2,353
Construction real estate:
SEPH/Vision commercial land and development	7	970	5	3,406
Remaining commercial	4	1,476	4	1,277
Mortgage	1	85	1	66
Installment	1	27	—	—
Residential real estate:
Commercial	1	16	10	20,195
Mortgage	39	2,863	7	1,193
HELOC	5	70	1	50
Installment	9	272	2	44
Consumer	123	743	—	—
Leases	—	—	—	—
Total loans	208	$8,879	$54	$32,462

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2012, December 31, 2011, and December 31, 2010 is summarized in the following tables.

	Year ended December 31, 2012
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Charge-offs	26,847	10,454	9,985	8,607	5,375	—	61,268
Recoveries	1,066	783	2,979	5,559	2,555	—	12,942
Net Charge-offs	25,781	9,671	7,006	3,048	2,820	—	48,326
Provision	24,466	5,868	(586)	2,115	3,556	—	35,419
Ending balance	$15,635	$11,736	$6,841	$14,759	$6,566	—	$55,537

	Year ended December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	—	—	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	—	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	—	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	—	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

(In thousands)	2010
Allowance for loan losses:
Beginning balance	$116,717
Charge-offs:
Commercial, financial and agricultural	8,484
Commercial real estate	7,748
Construction real estate	23,308
Residential real estate	18,401
Consumer	8,373
Lease financing	—
Total charge-offs	66,314
Recoveries:
Commercial, financial and agricultural	1,237
Commercial real estate	850
Construction real estate	813
Residential real estate	1,429
Consumer	1,763
Lease financing	—
Total recoveries	6,092
Net charge-offs	60,222
Provision for loan losses	87,080
Ending balance	$143,575

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2012 and 2011 was as follows:

	December 31, 2012
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,180	$1,540	$2,277	$1,279	$—	$—	$8,276
Collectively evaluated for impairment	12,455	10,196	4,564	13,480	6,566	—	47,261
Total ending allowance balance	$15,635	$11,736	$6,841	$14,759	$6,566	$—	$55,537
Loan Balance:
Loans individually evaluated for impairment	$22,523	$44,267	$34,814	$35,616	$18	$—	$137,238
Loans collectively evaluated for impairment	801,404	1,047,897	130,714	1,678,029	651,912	3,128	4,313,084
Total ending loan balance	$823,927	$1,092,164	$165,528	$1,713,645	$651,930	$3,128	$4,450,322
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%	3.48%	6.54%	3.59%	—%	—%	6.03%
Loans collectively evaluated for impairment	1.55%	0.97%	3.49%	0.80%	1.01%	—%	1.10%
Total ending loan balance	1.90%	1.07%	4.13%	0.86%	1.01%	—%	1.25%
Recorded Investment:
Loans individually evaluated for impairment	$22,587	$44,278	$34,834	$35,622	$18	$—	$137,339
Loans collectively evaluated for impairment	804,316	1,051,725	131,176	1,681,449	654,747	3,157	4,326,570
Total ending loan balance	$826,903	$1,096,003	$166,010	$1,717,071	$654,765	$3,157	$4,463,909

	December 31, 2011
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$—	$—	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	—	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$—	$68,444
Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$—	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	—%	—%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	—%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	—%	1.59%
Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$—	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783

Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of major categories of premises and equipment
The major categories of premises and equipment and accumulated depreciation are summarized as follows:

December 31 (In thousands)	2012	2011
Land	$17,354	$18,151
Buildings	69,091	69,690
Equipment, furniture and fixtures	61,679	59,037
Leasehold improvements	4,009	4,283
Total	$152,133	$151,161
Less accumulated depreciation	(98,382)	(97,420)
Premises and Equipment, Net	$53,751	$53,741

Schedule of future minimum rental payments under operating leases
The Corporation leases certain premises and equipment accounted for as operating leases. The following is a schedule of the future minimum rental payments required for the next five years under such leases with initial terms in excess of one year:

(In thousands)
2013	$1,394
2014	1,079
2015	845
2016	536
2017	390
Thereafter	678
Total	$4,922

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of summary of non-interest bearing and interest bearing deposits
At December 31, 2012 and 2011, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2012	2011
Non-interest bearing	$1,137,290	$995,733
Interest bearing	3,578,742	3,469,381
Total	$4,716,032	$4,465,114

Schedule of maturities of time deposits	At December 31, 2012, the maturities of time deposits were as follows:

(In thousands)
2013	$927,505
2014	265,643
2015	92,408
2016	88,655
2017	75,207
After 5 years	1,006
Total	$1,450,424

Schedule of maturities of time deposits over $100,000
Maturities of time deposits over $100,000 as of December 31, 2012 were:

December 31 (In thousands)
3 months or less	$212,188
Over 3 months through 6 months	113,169
Over 6 months through 12 months	141,244
Over 12 months	190,664
Total	$657,265

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Schedule of short-term debt
Short-term borrowings were as follows:

December 31 (In thousands)	2012	2011
Securities sold under agreements to repurchase and federal funds purchased	$244,168	$240,594
Federal Home Loan Bank advances	100,000	23,000
Total short-term borrowings	$344,168	$263,594
The outstanding balances for all short-term borrowings as of December 31, 2012 and 2011 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2012
Ending balance	$244,168	$100,000	—
Highest month-end balance	302,946	100,000	—
Average daily balance	257,341	1,320	—
Weighted-average interest rate:
As of year-end	0.23%	0.38%	—
Paid during the year	0.26%	0.28%	—
2011
Ending balance	$240,594	$23,000	—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.04%	—
Paid during the year	0.30%	0.18%	—

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2012		2011
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2012	$—	—%	$15,500	2.09%
2013	75,500	1.11%	75,500	1.11%
2014	75,500	1.61%	75,500	1.61%
2015	51,000	2.00%	51,000	2.00%
2016	1,000	2.05%	1,000	2.05%
2017	51,000	3.37%	51,000	3.37%
Thereafter	252,259	2.94%	252,314	2.94%
Total	$506,259	2.42%	521,814	2.41%
Total broker repurchase agreements by year of maturity:
2016	$—	—%	$75,000	4.05%
2017	300,000	1.75%	225,000	4.03%
Total	$300,000	1.75%	$300,000	4.04%
Other borrowings by year of maturity:
2012	$—	—%	$69	7.97%
2013	—	—%	74	7.97%
2014	—	—%	81	7.97%
2015	—	—%	87	7.97%
2016	—	—%	94	7.97%
2017	—	—%	102	7.97%
Thereafter	—	—%	861	7.97%
Total	$—	—%	$1,368	7.97%
Total combined long-term debt by year of maturity:
2012	$—	—%	$15,569	2.12%
2013	75,500	1.11%	75,574	1.11%
2014	75,500	1.61%	75,581	1.62%
2015	51,000	2.00%	51,087	2.01%
2016	1,000	2.05%	76,094	4.03%
2017	351,000	1.99%	276,102	3.91%
Thereafter	252,259	2.94%	253,175	2.96%
Total	$806,259	2.17%	$823,182	3.01%
Prepayment penalty	(24,601)		$—
Total Long-term debt	$781,658	2.87%	$823,182	3.01%

Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity under the 2005 plan
The activity in the 2005 Plan is listed in the following table for 2012:

	Number	Weighted Average Exercise Price per Share
January 1, 2012	74,020	$74.96
Granted	—	—
Exercised	—	—
Forfeited/Expired	74,020	74.96
December 31, 2012	—	$—
Exercisable at year end		—
Weighted-average remaining contractual life		N/A
Aggregate intrinsic value		N/A

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2012 and 2011, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2012	2011
Change in fair value of plan assets
Fair value at beginning of measurement period	$96,581	$85,464
Actual return on plan assets	11,256	1,813
Company contributions	15,900	14,000
Benefits paid	(5,969)	(4,696)
Fair value at end of measurement period	$117,768	$96,581
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$81,507	$74,164
Service cost	4,271	4,557
Interest cost	4,048	3,967
Actuarial loss	13,796	3,515
Benefits paid	(5,969)	(4,696)
Projected benefit obligation at the end of measurement period	$97,653	$81,507
Funded status at end of year (fair value of plan assets less benefit obligation)	$20,115	$15,074

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2012	2011
Equity securities	50% - 100%	83%	80%
Fixed income and cash equivalents	remaining balance	17%	20%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Discount rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2013	$6,431
2014	6,163
2015	6,623
2016	6,619
2017	7,233
2018-2022	41,653
Total	$74,722

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2012 and 2011.

(In thousands)	2012	2011
Prior service cost	$(54)	$(74)
Net actuarial loss	(41,691)	(32,163)
Total	(41,745)	(32,237)
Deferred taxes	14,611	11,283
Accumulated other comprehensive loss	$(27,134)	$(20,954)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2012, 2011 and 2010, components of net periodic benefit cost and other amounts recognized in other comprehensive loss were as follows:

(In thousands)	2012	2011	2010
Components of net periodic benefit cost and other amounts recognized in other comprehensive (Loss)
Service cost	$(4,271)	$(4,557)	$(3,671)
Interest cost	(4,048)	(3,967)	(3,583)
Expected return on plan assets	8,742	7,543	5,867
Amortization of prior service cost	(20)	(19)	(22)
Recognized net actuarial loss	(1,708)	(1,411)	(1,079)
Net periodic benefit cost	$(1,305)	$(2,411)	$(2,488)
Change to net actuarial (loss)/gain for the period	$(11,236)	$(9,164)	$(4,835)
Amortization of prior service cost	20	19	22
Amortization of net loss	1,708	1,411	1,079
Total recognized in other comprehensive (loss)/income	(9,508)	(7,734)	(3,734)
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,813)	$(10,145)	$(6,222)

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are listed below:

	2012	2011	2010
Discount Rate	5.18%	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%	7.75%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
Significant components of the Corporation’s deferred tax assets and liabilities are as follows:

December 31 (In thousands)	2012	2011
Deferred tax assets:
Allowance for loan losses	$19,438	$23,956
Accumulated other comprehensive loss – Interest rate swap	—	296
Accumulated other comprehensive loss – pension plan	14,611	11,283
Intangible assets	697	1,523
Deferred compensation	3,750	3,733
OREO devaluations	4,855	6,364
Partnership adjustments	3,329	2,016
Other	2,973	2,515
Loans held for sale fair value adjustment	—	4,585
Tax credit carry-forwards	—	1,269
Total deferred tax assets	$49,653	$57,540
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	5,178	6,824
Deferred investment income	10,199	10,199
Pension plan	25,517	21,567
Mortgage servicing rights	2,717	3,255
Other	646	2,260
Total deferred tax liabilities	$44,257	$44,105
Net deferred tax assets	$5,396	$13,435

Federal and state income taxes
The components of the provision for federal and state income taxes are shown below:

December 31, (In thousands)	2012	2011	2010
Currently payable
Federal	$12,984	$5,949	$26,130
State	—	—	109

Deferred
Federal	12,717	22,378	(8,333)
State	—	8,382	(3,564)

Valuation allowance
Federal	—	—	—
State	—	(2,294)	2,294
Total	$25,701	$34,415	$16,636

Schedule of income tax rate reconciliation
The following is a reconciliation of income tax expense to the amount computed at the statutory rate of 35% for the years ended December 31, 2012, 2011 and 2010.

December 31	2012	2011	2,011	2010

Statutory federal corporate tax rate	35.0%	35.0%		35.0%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.9)%	(1.0)%		(1.7)%
Bank owned life insurance	(1.6)%	(1.5)%		(2.3)%
Tax credits (low income housing)	(6.1)%	(5.2)%		(6.7)%
State income tax expense, net of federal benefit	—%	4.7%		(3.0)%
Valuation allowance, net of federal benefit	—%	(1.3)%		2.0%
Other	(1.8)%	(1.2)%		(1.0)%
Effective tax rate	24.6%	29.5%		22.3%

Reconciliation of unrecognized tax benefits
The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits.

(In thousands)	2012	2011	2010
January 1 Balance	$485	$477	$595
Additions based on tax positions related to the current year	74	70	69
Additions for tax positions of prior years	25	1	7
Reductions for tax positions of prior years	—	(3)	(131)
Reductions due to statute of limitations	(67)	(60)	(63)
December 31 Balance	$517	$485	$477

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Schedule of components of other comprehensive income (loss)
Other comprehensive income (loss) components and related taxes are shown in the following table for the years ended December 31, 2012, 2011 and 2010.

Year ended December 31, (In thousands)	Before-Tax Amount	Tax Effect	Net-of-Tax Amount
2012:
Unrealized losses on available-for-sale securities	$(4,702)	$(1,645)	$(3,057)
Unrealized net holding gain on cash flow hedge	846	296	550
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(9,508)	(3,328)	(6,180)
Other comprehensive loss	$(13,364)	$(4,677)	$(8,687)
2011:
Unrealized gains on available-for-sale securities	$25,063	$8,772	$16,291
Reclassification adjustment for gains realized in net income	(28,829)	(10,090)	(18,739)
Unrealized net holding gain on cash flow hedge	788	276	512
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(7,734)	(2,707)	(5,027)
Other comprehensive loss	$(10,712)	$(3,749)	$(6,963)
2010:
Unrealized losses on available-for-sale securities	$(11,218)	$(3,926)	$(7,292)
Reclassification adjustment for gains realized in net income	(11,864)	(4,152)	(7,712)
Unrealized net holding loss on cash flow hedge	(151)	(53)	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,734)	(1,307)	(2,427)
Other comprehensive loss	$(26,967)	$(9,438)	$(17,529)

Schedule of components of accumulated other comprehensive income (loss)
The ending balance of each component of accumulated other comprehensive income (loss) was as follows as of December 31:

(In thousands)	2012	2011
Pension benefit adjustments	$(27,134)	$(20,954)
Unrealized net holding loss on cash flow hedge	—	(550)
Unrealized net holding gains on AFS securities	9,616	12,673
Total accumulated other comprehensive loss	$(17,518)	$(8,831)

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2012	2011	2010
Numerator:
Net income available to common shareholders	$75,205	$76,284	$52,294
Denominator:
Basic earnings per common share:
Weighted-average shares	15,407,078	15,400,155	15,152,692
Effect of dilutive securities – stock options and warrants	1,063	1,291	3,043
Diluted earnings per common share:
Adjusted weighted-average shares and assumed conversions	15,408,141	15,401,446	15,155,735
Earnings per common share:
Basic earnings per common share	$4.88	$4.95	$3.45
Diluted earnings per common share	$4.88	$4.95	$3.45

Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of off-balance sheet financial instruments with credit risk
The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2012	2011
Loan commitments	$815,585	$809,140
Standby letters of credit	22,961	18,772

Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2012
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for mortgage servicing rights and the related valuation allowance follows:

December 31 (In thousands)	2012	2011	2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$9,301	$10,488	$10,780
Additions	3,399	1,659	3,062
Amortization	(3,634)	(2,573)	(3,180)
Change in valuation allowance	(1,303)	(273)	(174)
Carrying amount, net, end of year	$7,763	$9,301	$10,488
Valuation allowance:
Beginning of year	$1,021	$748	$574
Additions expensed	1,303	273	174
End of year	$2,324	$1,021	$748

Fair Values (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured on a recurring basis
The following table presents financial assets and liabilities measured on a recurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$695,727	$—	$695,727
Obligations of States and Political Subdivisions	—	1,003	—	1,003
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	415,502	—	415,502
Equity Securities	1,442	—	780	2,222
Mortgage Loans Held for Sale	—	25,743	—	25,743
Mortgage IRLCs	—	372	—	372
Liabilities
Interest Rate Swap	$—	$—	$—	$—
Fair value swap	—	—	135	135

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Assets
Investment Securities
Obligations of U.S. Treasury and Other U.S. Government Sponsored Entities	$—	$371,657	$—	$371,657
Obligations of States and Political Subdivisions	—	2,660	—	2,660
U.S. Government Sponsored Entities’ Asset-Backed Securities	—	444,295	—	444,295
Equity Securities	1,270	—	763	2,033
Mortgage Loans Held for Sale	—	11,535	—	11,535
Mortgage IRLCs	—	251	—	251
Liabilities
Interest rate swap	$—	$846	$—	$846
Fair value swap	—	—	700	700

Schedule of reconciliation of level 3 input for financial instruments measured on recurring basis
The table below is a reconciliation of the beginning and ending balances of the Level 3 inputs for the years ended December 31, 2012 and 2011, for financial instruments measured on a recurring basis and classified as Level 3:

Level 3 Fair Value Measurements
(In thousands)	Obligations of States and Political Subdivisions	Equity Securities	Fair Value Swap
Balance, at January 1, 2012	$—	$763	$(700)
Total Gains/(Losses)
Included in earnings - realized	—	(54)	—
Included in earnings - unrealized	—	—	—
Included in other comprehensive income	—	71	—
Purchases, sales, issuances and settlements, other, net	—	—	—
Re-evaluation of fair value swap	—	—	565
Balance, December 31, 2012	$—	$780	$(135)
Balance, at January 1, 2011	$2,598	$745	$(60)
Total Gains/(Losses)
Included in earnings - realized	$—	$—	$—
Included in earnings - unrealized	(128)	—	—
Included in other comprehensive income	—	18	—
Purchases, sales, issuances and settlements, other, net	(2,470)	—	—
Re-evaluation of fair value swap	—	—	(640)
Balance, December 31, 2011	$—	$763	$(700)

Schedule of assets and liabilities measured at fair value on a nonrecurring basis
The following table presents assets and liabilities measured at fair value on a nonrecurring basis:

Fair Value Measurements at December 31, 2012 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2012
Impaired Loans:
Commercial real estate	$—	$—	$25,997	$25,997
Construction real estate:
SEPH commercial land and development	—	—	12,832	12,832
Remaining commercial	—	—	8,113	8,113
Residential real estate	—	—	6,990	6,990
Total impaired loans	$—	$—	$53,932	$53,932
Mortgage Servicing Rights	—	6,642	—	6,642
Other Real Estate Owned:
Construction real estate	$—	$—	$12,134	$12,134
Residential real estate	—	—	4,307	4,307
Commercial real estate	—	—	3,485	3,485
Total Other Real Estate Owned	$—	$—	$19,926	$19,926

Fair Value Measurements at December 31, 2011 Using:
(In thousands)	Level 1	Level 2	Level 3	Balance, December 31, 2011
Impaired Loans:
Commercial real estate	$—	$—	$24,859	$24,859
Construction real estate:
Vision commercial land and development	—	—	21,228	21,228
Remaining commercial	—	—	8,860	8,860
Residential real estate	—	—	12,935	12,935
Total impaired loans	$—	$—	$67,882	$67,882
Mortgage Servicing Rights	—	5,815	—	5,815
Other Real Estate Owned:
Construction real estate	$—	$—	$10,834	$10,834
Residential real estate	—	—	6,826	6,826
Commercial real estate	—	—	6,062	6,062
Total Other Real Estate Owned	$—	$—	$23,722	$23,722

Schedule of qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
The following table presents qualitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

(In thousands)	Fair Value	Valuation Technique	Unobservable Input(s)	Range (Weighted Average)
Impaired loans:
Commercial real estate	$25,997	Sales comparison approach	Adj to comparables	0.0% - 116.0% (22.3%)
		Income approach	Capitalization rate	7.5% - 20.9% (10.1%)
		Cost approach	Accumulated depreciation	23.0% - 63.0% (50.4%)

Construction real estate:
SEPH commercial land and development	$12,832	Sales comparison approach	Adj to comparables	0.0% - 218.0% (31.9%)
		Bulk sale approach	Discount rate	11.0% - 55.0% (23.4%)

Remaining commercial	$8,113	Sales comparison approach	Adj to comparables	0.0% - 75.0% (26.2%)
		Bulk sale approach	Discount rate	10.0% - 55.0% (18.3%)

Residential real estate	$6,990	Sales comparison approach	Adj to comparables	0.0% - 178.0% (17.9%)

Other real estate owned:
Commercial real estate	$3,485	Sales comparison approach	Adj to comparables	0.0% - 67.0% (25.8%)
		Income approach	Capitalization rate	11.0% (11.0%)
		Bulk sale approach	Discount rate	13.0% (13.0%)
		Cost approach	Accumulated depreciation	40.9% - 90.0% (65.0%)

Construction real estate	$12,134	Sales comparison approach	Adj to comparables	0.0% - 273.0% (34.0%)
		Income approach	Capitalization rate	8.5% (8.5%)
		Bulk sale approach	Discount rate	10.0% - 12.0% (10.8%)

Residential Real Estate	$4,307	Sales comparison approach	Adj to comparables	1.0% - 61.0% (18.0%)
		Income approach	Capitalization rate	7.9% - 9.3% (8.7%)
		Cost approach	Accumulated Depreciation	6.0% (6.0%)

Fair value, by balance sheet grouping
The fair value of financial instruments at December 31, 2012 and December 31, 2011, was as follows:

	December 31, 2012
		Fair Value Measurements
(In thousands)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Financial assets:
Cash and money market instruments	$201,305	$201,305	$—	$—	$201,305
Investment securities	1,515,844	1,442	1,522,937	780	1,525,159
Accrued interest receivable - securities	6,122	—	6,122	—	6,122
Accrued interest receivable - loans	13,588	—	2	13,586	13,588
Mortgage loans held for sale	25,743	—	25,743	—	25,743
Impaired loans carried at fair value	53,932	—	—	53,932	53,932
Mortgage IRLCs	372	—	372	—	372
Other loans	4,314,738	—	—	4,348,705	4,348,705
Loans receivable, net	$4,394,785	$—	$26,115	$4,402,637	$4,428,752
Financial liabilities:
Non-interest bearing checking accounts	$1,137,290	$1,137,290	$—	—	$1,137,290
Interest bearing transactions accounts	1,088,617	1,088,617	—	—	1,088,617
Savings accounts	1,038,356	1,038,356	—	—	1,038,356
Time deposits	1,450,424	—	1,458,793	—	1,458,793
Other	1,345	1,345	—	—	1,345
Total deposits	$4,716,032	$3,265,608	$1,458,793	$—	$4,724,401
Short-term borrowings	$344,168	$—	$344,168	$—	$344,168
Long-term debt	781,658		861,466		861,466
Subordinated debentures/notes	80,250	—	79,503	—	79,503
Accrued interest payable – deposits	1,960	21	1,939	—	1,960
Accrued interest payable – debt/borrowings	1,499	8	1,491	—	1,499
Derivative financial instruments:
Interest rate swap	$—	$—	$—	$—	$—
Fair value swap	135	—	—	135	135

	December 31, 2011
(In thousands)	Carrying Value	Fair Value
Financial assets:
Cash and money market instruments	$157,486	$157,486
Investment securities	1,640,869	1,655,219
Accrued interest receivable	19,697	19,697
Mortgage loans held for sale	11,535	11,535
Impaired loans carried at fair value	87,813	87,813
Mortgage IRLCs	251	251
Other loans	4,149,056	4,166,973
Loans receivable, net	$4,248,655	$4,266,572
Assets held for sale	$382,462	$382,462
Financial liabilities:
Non-interest bearing checking	$995,733	$995,733
Interest bearing transactions accounts	1,037,385	1,037,385
Savings	931,526	931,526
Time deposits	1,499,105	1,506,075
Other	1,365	1,365
Total deposits	$4,465,114	$4,472,084
Short-term borrowings	$263,594	$263,594
Long-term debt	823,182	915,274
Subordinated debentures/notes	75,250	68,601
Accrued interest payable	4,916	4,916
Liabilities held for sale	536,186	536,991
Derivative financial instruments:
Interest rate swap	$846	$846
Fair value swap	700	700

Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2012
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for Park and each subsidiary at December 31, 2012 and December 31, 2011.

	2012			2011
	Tier 1 Risk-Based	Total Risk-Based	Leverage	Tier 1 Risk-Based	Total Risk-Based	Leverage
Park National Bank	9.28%	11.17%	6.43%	9.52%	11.46%	6.58%
Vision Bank	N/A	N/A	N/A	23.42%	24.72%	15.89%
Park	13.12%	15.77%	9.17%	14.15%	16.65%	9.81%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and each of PNB and VB (during the period it was a Park banking subsidiary):

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2012
Total Risk-Based Capital (to risk-weighted assets)
PNB	$502,680	11.17%	$359,971	8.00%	$449,964	10.00%
Park	732,413	15.77%	371,477	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$417,690	9.28%	$179,986	4.00%	$269,978	6.00%
Park	609,411	13.12%	185,739	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$417,690	6.43%	$259,769	4.00%	$324,711	5.00%
Park	609,411	9.17%	265,719	4.00%	N/A	N/A

At December 31, 2011
Total Risk-Based Capital (to risk-weighted assets)
PNB	$498,367	11.46%	$347,972	8.00%	$434,965	10.00%
VB (1)	115,637	24.72%	37,427	8.00%	46,784	10.00%
Park	812,286	16.65%	390,270	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$413,870	9.52%	$173,986	4.00%	$260,979	6.00%
VB	109,566	23.42%	18,714	4.00%	28,071	6.00%
Park	690,419	14.15%	195,135	4.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$413,870	6.58%	$251,691	4.00%	$314,614	5.00%
VB (1)	109,566	15.89%	27,588	4.00%	34,485	5.00%
Park	690,419	9.81%	281,506	4.00%	N/A	N/A

(1)	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of operating results by Segment
Segment Information
The Corporation is a bank holding company headquartered in Newark, Ohio. Prior to February 16, 2012, the operating segments for the Corporation were its two chartered bank subsidiaries, PNB (headquartered in Newark, Ohio) and Vision(headquartered in Panama City, Florida). On February 16, 2012, Vision sold certain assets and liabilities to Centennial Bank (See Note 3 of these Notes to Consolidated Financial Statements). Promptly following the closing of the transaction, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation. The Florida Corporation merged with and into a wholly-owned non-bank subsidiary of Park, SEPH, with SEPH being the surviving entity. The closing of this transaction prompted Park to add SEPH as a reportable segment. Additionally, due to the increased significance of the entity, GFSC was added as a reportable segment in the first quarter of 2012.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as there are: (i) three separate and distinct geographic markets in which Park operates, (ii) discrete financial information is available for each operating segment and (iii) the segments are aligned with internal reporting to Park’s Chief Executive Officer, who is the chief operating decision maker.

Operating results for the year ended December 31, 2012 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$221,758	$—	$9,156	$(341)	$4,742	$235,315
Provision for loan losses	16,678	—	859	17,882	—	35,419
Other income	70,739	—	—	21,431	233	92,403
Other expense	156,516	—	2,835	22,032	6,585	187,968
Income (loss) before taxes	119,303	—	5,462	(18,824)	(1,610)	104,331
Income taxes (benefit)	32,197	—	1,912	(6,603)	(1,805)	25,701
Net income (loss)	$87,106	$—	$3,550	$(12,221)	$195	$78,630
Balances at December 31, 2012
Assets	$6,502,579	$—	$49,926	$104,428	$(14,130)	$6,642,803
Loans	4,369,173	—	50,082	59,178	(28,111)	4,450,322
Deposits	4,814,107	—	8,358	—	(106,433)	4,716,032

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$236,282	$27,078	$8,693	$(974)	$2,155	$273,234
Provision for loan losses	30,220	31,052	2,000	—	—	63,272
Other income (loss)	90,982	6,617	—	(3,039)	350	94,910
Other expense	146,235	31,379	2,506	1,082	7,115	188,317
Income (loss) before taxes	150,809	(28,736)	4,187	(5,095)	(4,610)	116,555
Income taxes (benefit)	43,958	(6,210)	1,466	(1,784)	(3,015)	34,415
Net income (loss)	$106,851	$(22,526)	$2,721	$(3,311)	$(1,595)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$46,682	$34,989	$(42,108)	$6,972,245
Assets held for sale (1)	—	382,462	—	—	—	382,462
Loans	4,172,424	123,883	47,111	—	(26,319)	4,317,099
Deposits	4,611,646	32	8,013	—	(154,577)	4,465,114
Liabilities held for sale (2)	—	536,186	—	—	—	536,186

Operating results for the year ended December 31, 2010 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$237,281	$27,867	$7,611	$—	$1,285	$274,044
Provision for loan losses	23,474	61,407	2,199	—	—	87,080
Other income (loss)	80,512	(6,024)	2	—	390	74,880
Other expense	144,051	31,623	2,326	—	9,107	187,107
Income (loss) before taxes	150,268	(71,187)	3,088	—	(7,432)	74,737
Income taxes (benefit)	47,320	(25,773)	1,082	—	(5,993)	16,636
Net income (loss)	$102,948	$(45,414)	$2,006	$—	$(1,439)	$58,101
Balances at December 31, 2010
Assets	$6,495,558	$791,945	$43,209	$—	$(48,451)	$7,282,261
Loans	4,074,775	640,580	43,714	—	(26,384)	4,732,685
Deposits	4,622,693	633,432	7,062	—	(167,767)	5,095,420

(1)	The assets held for sale represent the loans and other assets at Vision Bank that were sold in the first quarter of 2012.

(2)	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that were sold in the first quarter of 2012.

Schedule of reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2012
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$230,573	$6,954	$174,429	$27,506	$6,656,933	$4,822,465
Elimination of intersegment items	(4,948)	—	—	—	(35,639)	(106,433)
Parent Co. totals - not eliminated	9,690	—	6,585	(1,805)	21,509	—
Totals	$235,315	$6,954	$181,014	$25,701	$6,642,803	$4,716,032

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$271,079	$7,583	$173,619	$37,430	$7,014,353	$4,619,691
Elimination of intersegment items	(974)	—	—	—	(63,243)	(154,577)
Parent Co. totals - not eliminated	3,129	—	7,115	(3,015)	21,135	—
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114

	2010
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$272,759	$7,126	$170,874	$22,629	$7,330,712	$5,263,187
Elimination of intersegment items	—	—	—	—	(77,876)	(167,767)
Parent Co. totals - not eliminated	1,285	—	9,107	(5,993)	29,425	—
Totals	$274,044	$7,126	$179,981	$16,636	$7,282,261	$5,095,420

Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets

Balance Sheets
December 31, 2012 and 2011
(In thousands)	2012	2011
Assets:
Cash	$98,726	$134,650
Investment in subsidiaries	589,523	643,959
Debentures receivable from PNB	30,000	—
Other investments	2,133	2,280
Other assets	19,639	19,406
Total assets	$740,021	$800,295
Liabilities:
Dividends payable	$—	$—
Subordinated notes	80,250	50,250
Other liabilities	9,405	7,681
Total liabilities	89,655	57,931
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$740,021	$800,295

Statements of Income

Statements of Income
for the years ended December 31, 2012, 2011 and 2010
(In thousands)	2012	2011	2010
Income:
Dividends from subsidiaries	$197,000	$105,000	$80,000
Interest and dividends	10,027	5,643	4,789
Other	232	385	411
Total income	207,259	111,028	85,200
Expense:
Other, net	11,869	10,639	12,632
Total expense	11,869	10,639	12,632
Income before federal taxes and equity in undistributed losses of subsidiaries	195,390	100,389	72,568
Federal income tax benefit	1,806	3,016	5,993
Income before equity in undistributed losses of subsidiaries	197,196	103,405	78,561
Equity in undistributed losses of subsidiaries	(118,566)	(21,265)	(20,460)
Net income	$78,630	$82,140	$58,101

Statements of Cash Flows

Statements of Cash Flows
for the years ended December 31, 2012, 2011 and 2010
(In thousands)	2012	2011	2010
Operating activities:
Net income	$78,630	$82,140	$58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	118,566	21,265	20,460
Decrease in other assets	5,748	8,268	7,344
Increase (decrease) in other liabilities	1,724	(7,875)	(3,763)
Net cash provided by operating activities	204,668	103,798	82,142
Investing activities:
Purchase of investment securities	—	(250)	—
Capital contribution to subsidiary	(45,000)	(36,000)	(52,000)
Purchase of debentures receivable from subsidiaries	(115,000)	(30,000)	—
Repayment of debentures receivable from subsidiaries	52,000	—	2,500
Net cash provided by (used in) investing activities	(108,000)	(66,250)	(49,500)
Financing activities:
Cash dividends paid	(60,154)	(62,907)	(62,076)
Proceeds from issuance of common shares and warrants	407	—	33,541
Payment to repurchase warrants	(2,843)	—	—
Payment to repurchase preferred shares	(100,000)	—	—
Proceeds from issuance of subordinated notes	30,000	—	—
Cash payment for fractional shares	(2)	(2)	(4)
Net cash used in financing activities	(132,592)	(62,909)	(28,539)
(Decrease) increase in cash	(35,924)	(25,361)	4,103
Cash at beginning of year	134,650	160,011	155,908
Cash at end of year	$98,726	$134,650	$160,011

Summary of Significant Accounting Policies - Narrative (Details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core deposits	Dec. 31, 2011 Core deposits	Jan. 31, 2011 Directors	Dec. 31, 2012 Directors	Dec. 31, 2012 Commercial Loan	Dec. 31, 2012 Construction loan	Dec. 31, 2012 Residential mortgage	Dec. 31, 2012 Leases	Dec. 31, 2012 Ohio county	Dec. 31, 2012 Kentucky county
Accounting Policies [Line Items]
Average required reserve balance	$ 41,000,000	$ 38,100,000
Mortgage loans held for sale, carrying value	25,743,000	11,500,000
Mortgage loans held for sale, contractual balance	25,200,000	11,400,000
Expected gain on sale of mortgage loans held for sale	568,000	182,000
Number of counties commercial loan is offered, by state												28	1
Maximum real estate loan, as a percent of the underlying property								85.00%		80.00%
Fixed rate residential mortgage term										15 years
Maximum term for a fixed interest rate option on loans								5 years	5 years
Home equity line of credit limit, as a percent of the underlying property										85.00%
Historical loss period used in estimating loan loss reserve	48 months							48 months			48 months
Reserve coverage period in historical losses								2 years 7 months 2 days			1 year 6 months 8 days
Accumulated amortization of core deposit intangibles				$ 21,800,000	$ 19,600,000
Common stock granted to directors			7,020			7,020	6,120

Summary of Significant Accounting Policies - Depreciable Lives of Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	5 years
Minimum | Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	3 years
Minimum | Equipment, furniture and fixtures | Assets newly placed in service
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	3 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	1 year
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	50 years
Maximum | Buildings | Assets newly placed in service
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	30 years
Maximum | Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	20 years
Maximum | Equipment, furniture and fixtures | Assets newly placed in service
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	12 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, depreciable lives	10 years

Summary of Significant Accounting Policies - Activity in Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning balance	$ 72,334	$ 72,334	$ 72,334
Ending balance	72,334	72,334	72,334
Goodwill and Core Deposit Intangibles [Roll Forward]
Beginning balance	74,843	78,377	81,799
Amortization	2,172	3,534	3,422
Ending balance	72,671	74,843	78,377
Core deposits
Core Deposit Intangibles [Roll Forward]
Beginning balance	2,509	6,043	9,465
Amortization	(2,172)	(3,534)	(3,422)
Ending balance	$ 337	$ 2,509	$ 6,043

Summary of Significant Accounting Policies - Schedule of Core Deposit Intangibles Amortization Expense (Details) (Core deposits, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Core deposits
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
2013	$ 337
2014	0
2015	0
2016	0
2017	0
Total	$ 337

Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Interest paid on deposits and other borrowings	$ 51,877	$ 59,552	$ 74,680
Income taxes paid	$ 7,000	$ 17,700	$ 24,600

Summary of Significant Accounting Policies - Non-cash Items Included in Cash Provided by Operating Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash Item Included in Operating Activities [Abstract]
Transfers to OREO	$ 23,634	$ 36,209	$ 35,507

Sale Of Vision Bank Business - Narrative (Details) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 16, 2012	Feb. 19, 2012 Performing retained by SEPH	Feb. 19, 2012 Non performing retained by SEPH	Dec. 31, 2012 Vision Bank Obligation to repurchase receivables sold Number_of_loans	Feb. 16, 2012 Vision Bank Obligation to repurchase receivables sold
Purchase price				$ 27,900,000
Loans left with Vision subsequent to transactions					22,000,000	88,000,000
Gain on sale of the Vision business	22,167,000	0	0
Maximum amount allowed to put back								7,500,000
Put expiration period							180 days
Number of loans included in payments							44
Purchase price of loans							7,500,000
Amount of loans put back during the period							4,200,000
Amount of other expenses recognized due to provision for put backs							$ 3,300,000

Sale Of Vision Bank Business - Schedule of Assets Purchased and Liabilities Assumed in Vision Bank Disposition (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Feb. 16, 2012 Vision Bank
Assets sold
Cash and due from banks			$ 20,711
Loans			355,750
Allowance for loan losses			(13,100)
Net loans			342,650
Fixed assets			12,496
Other assets			4,612
Total assets sold			380,469
Liabilities sold
Deposits			522,856
Other liabilities			2,049
Total liabilities	$ 5,992,437	$ 6,229,881	$ 524,905

Sale Of Vision Bank Business - Schedule of Composition of Pre-tax Gain on Sale of Business (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Premium paid	$ 27,913
One-time gains	298
Loss on sale of fixed assets	(2,434)
Employment and severance agreements	(1,610)
Other one-time charges, including estimates	(2,000)
Pre-tax gain	$ 22,167	$ 0	$ 0

Sale Of Vision Bank Business - Schedule of Balance Sheet of SEPH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SEPH	Mar. 31, 2012 SEPH	Dec. 31, 2012 Performing financing receivable SEPH	Mar. 31, 2012 Performing financing receivable SEPH	Dec. 31, 2012 Nonperforming financing receivable SEPH	Mar. 31, 2012 Nonperforming financing receivable SEPH
Cash				$ 7,444	$ 16,049
Loans	4,450,322	4,317,099	4,732,685			3,886	16,123	55,292	82,326
OREO	35,718	42,272		21,003	28,578
Other assets	464,962	857,631		16,803	18,417
Total assets	6,642,803	6,972,245	7,282,261	104,428	161,493
Intercompany borrowings				93,000	140,000
Other liabilities	70,329	602,741		838	4,623
Equity				10,590	16,870
Total liabilities and shareholders’ equity	$ 6,642,803	$ 6,972,245		$ 104,428	$ 161,493

Investment Securities - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Other than temporary impairment on investment securities	$ 54,000	$ 0	$ 23,000
Amortized cost of securities available-for-sale	1,099,658,000	801,147,000
Amortized cost of held-to-maturity securities	401,390,000	820,224,000
Federal home loan bank stock	59,000,000	60,700,000
Federal reserve bank stock	6,900,000	6,900,000
Federal Home Loan Bank (FHLB) advance borrowings	1,364,000,000	1,548,000,000
Money pledged for government and trust department deposits	655,000,000	813,000,000
Money pledged to secure repurchase agreements	667,000,000	669,000,000
Money pledged as collateral for FHLB advance borrowings	41,000,000	66,000,000
Percentage of amount greater than shareholder's equity	10.00%
Proceeds from sale of investment securities	0	610,000,000
Available-for-sale securities, pre-tax gain		28,800,000
Available-for-sale securities, after tax gain		18,700,000
U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Available-for-sale securities	695,700,000
U.S. Government sponsored entity asset-backed securities
Schedule of Investments [Line Items]
Asset-backed securities mortgage portfolio, maturity term	15 years
Amortized cost of securities available-for-sale	401,882,000	427,300,000
Amortized cost of held-to-maturity securities	400,820,000	818,232,000
Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	277,800,000
Amortized cost of held-to-maturity securities	100,000
Collateralized mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost of securities available-for-sale	124,100,000
Amortized cost of held-to-maturity securities	400,700,000
U.S. Government sponsored entity mortgage-backed securities
Schedule of Investments [Line Items]
Proceeds from sale of investment securities			460,200,000
Available-for-sale securities, pre-tax gain			11,900,000
Available-for-sale securities, after tax gain			$ 7,700,000
Minimum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Callable securities, maturity term	9 years
Maximum | U.S. Treasury and sponsored entities callable notes
Schedule of Investments [Line Items]
Callable securities, maturity term	15 years

Investment Securities - Schedule of Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Available-for-Sale
Amortized Cost	$ 1,099,658	$ 801,147
Gross Unrealized Holding Gains	16,523	19,530
Gross Unrealized Holding Losses	1,727	32
Estimated Fair Value	1,114,454	820,645
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	401,390	820,224
Gross Unrealized Holding Gains	9,353	14,382
Gross Unrealized Holding Losses	38	32
Estimated Fair Value	410,705	834,574
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	695,655	370,043
Gross Unrealized Holding Gains	1,352	1,614
Gross Unrealized Holding Losses	1,280
Estimated Fair Value	695,727	371,657
Obligations of States and Political Subdivisions
Securities Available-for-Sale
Amortized Cost	984	2,616
Gross Unrealized Holding Gains	19	44
Gross Unrealized Holding Losses
Estimated Fair Value	1,003	2,660
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	570	1,992
Gross Unrealized Holding Gains	2	5
Gross Unrealized Holding Losses
Estimated Fair Value	572	1,997
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	401,882	427,300
Gross Unrealized Holding Gains	14,067	16,995
Gross Unrealized Holding Losses	447
Estimated Fair Value	415,502	444,295
Securities Held-to-Maturity
Amortized cost of held-to-maturity securities	400,820	818,232
Gross Unrealized Holding Gains	9,351	14,377
Gross Unrealized Holding Losses	38	32
Estimated Fair Value	410,133	832,577
Other equity securities
Securities Available-for-Sale
Amortized Cost	1,137	1,188
Gross Unrealized Holding Gains	1,085	877
Gross Unrealized Holding Losses		32
Estimated Fair Value	$ 2,222	$ 2,033

Investment Securities - Schedule of Unrealized Loss on Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 301,101
12 Months or Longer	0
Total	301,101
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	1,727
12 Months or Longer	0
Total	1,727
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	177,470
12 Months or Longer	0
Total	177,470
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	1,280
12 Months or Longer	0
Total	1,280
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	123,631
12 Months or Longer	0
Total	123,631
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	447
12 Months or Longer	0
Total	447
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	10,120
12 Months or Longer		38,775
Total	10,120	38,775
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	38
12 Months or Longer		32
Total	38	32
Other equity securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months
12 Months or Longer		80
Total		80
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months
12 Months or Longer		32
Total		$ 32

Investment Securities - Amortized Cost and Estimated Fair Value of Investments in Debt Securities by Contractual Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	$ 1,114,454	$ 820,645
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	516,905
Due one through five years	123,750
Due five through ten years	55,000
Total	695,655
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	518,257
Due one through five years	122,912
Due five through ten years	54,558
Estimated Fair Value	695,727	371,657
Obligations of States and Political Subdivisions
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	984
Total	984
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	1,003
Estimated Fair Value	1,003	2,660
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Due within one year	570
Total	570
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Due within one year	572
Total	572
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Total	401,882
Available-for-sale Securities, Debt Maturities, Estimated Fair Value [Abstract]
Estimated Fair Value	415,502	444,295
Held-to-maturity Securities, Debt Maturities, Amortized Cost [Abstract]
Total	400,820
Held-to-maturity Securities, Debt Maturities, Estimated Fair Value [Abstract]
Total	$ 410,133

Loans - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans net of deferred origination fees, costs and unearned income	$ 6,700,000	$ 6,800,000
Overdrawn deposit account reclassified to loans	3,000,000	3,600,000
Partial charge-offs on impaired loans	105,100,000	103,800,000
Allowance for loans individually evaluated for impairment	8,276,000	15,935,000
Recorded investment, related to loans	28,800,000	52,700,000
Average balance of financing receivable, individually evaluated for impairment	164,200,000	214,000,000	210,400,000
Recognized net reversal to interest income			1,300,000
Loans 90 days past due and still accruing	3,030,000	3,561,000
TDRs included in nonaccrual loan totals	84,700,000	100,400,000
Nonaccrual TDRs considered current	52,600,000	79,900,000
TDRs included in accruing loan totals	29,900,000	28,700,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	5,000,000	4,000,000
Specific reserves related to troubled debt restructuring	5,600,000	9,100,000
Additional specific reserves related to troubled debt restructuring	2,300,000
Modified substandard commercial loans, total recorded investment	800,000
Modified substandard consumer loans total recorded investment	26,500,000
Troubled debt restructuring consumer discharged in bankruptcy not reaffirmed	12,500,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	6,500,000	29,900,000
Recorded investment modified as TDRs	8,879,000	32,462,000
Other real estate owned	35,700,000	42,300,000
Park National Bank
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income			948,000
Vision Bank
Financing Receivable, Recorded Investment [Line Items]
Recognized net reversal to interest income			2,200,000
With no related allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	96,900,000	83,700,000
With an allowance recorded
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	8,200,000	20,100,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	888,000	893,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	39,400,000	53,000,000
New loan made to related party	4,400,000	4,900,000
Repayment of loans due from related party	13,600,000	5,500,000
Executive officers and directors | Vision Bank
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party		4,400,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Aggregate amount of loans modified during period	606,000	3,500,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Aggregate amount of loans modified during period	$ 8,300,000	$ 29,000,000

Loans - Composition of Loan Portfolio By Class of Loan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	$ 4,450,322		$ 4,317,099
Accrued Interest Receivable	13,587		14,684
Recorded Investment	4,463,909		4,331,783
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	823,927	[1]	743,797	[1]
Accrued Interest Receivable	2,976	[1]	3,121	[1]
Recorded Investment	826,903	[1]	746,918	[1]
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,092,164	[1]	1,108,574	[1]
Accrued Interest Receivable	3,839	[1]	4,235	[1]
Recorded Investment	1,096,003	[1]	1,112,809	[1]
Construction real estate
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	165,528		217,546
Recorded Investment	166,010		218,096
SEPH/Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	15,105	[1]	31,603	[1]
Accrued Interest Receivable	37	[1]	31	[1]
Recorded Investment	15,142	[1]	31,634	[1]
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	115,473		156,053
Accrued Interest Receivable	331		394
Recorded Investment	115,804		156,447
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	26,373		20,039
Accrued Interest Receivable	81		64
Recorded Investment	26,454		20,103
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	8,577		9,851
Accrued Interest Receivable	33		61
Recorded Investment	8,610		9,912
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	392,203		395,824
Accrued Interest Receivable	959		1,105
Recorded Investment	393,162		396,929
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	1,064,787		953,758
Accrued Interest Receivable	1,399		1,522
Recorded Investment	1,066,186		955,280
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	212,905		227,682
Accrued Interest Receivable	892		942
Recorded Investment	213,797		228,624
Installment
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	43,750		51,354
Accrued Interest Receivable	176		236
Recorded Investment	43,926		51,590
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	651,930		616,505
Accrued Interest Receivable	2,835		2,930
Recorded Investment	654,765		619,435
Leases
Financing Receivable, Recorded Investment [Line Items]
Loan Balance	3,128		2,059
Accrued Interest Receivable	29		43
Recorded Investment	$ 3,157		$ 2,102

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans - Recorded Investment in Nonaccrual, Restructured and Loans Past Due 90 Days or More and Accruing (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	$ 155,536	$ 195,106
Accruing Restructured Loans	29,946	28,683
Loans Past Due 90 Days or More and Accruing	3,030	3,561
Total Nonperforming Loans	188,512	227,350
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	17,324	37,797
Accruing Restructured Loans	5,277	2,848
Loans Past Due 90 Days or More and Accruing	37	0
Total Nonperforming Loans	22,638	40,645
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	40,983	43,704
Accruing Restructured Loans	3,295	8,274
Loans Past Due 90 Days or More and Accruing	1,007	0
Total Nonperforming Loans	45,285	51,978
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	13,939
Accruing Restructured Loans	0
Loans Past Due 90 Days or More and Accruing	0
Total Nonperforming Loans	13,939
Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans		25,761
Accruing Restructured Loans		0
Loans Past Due 90 Days or More and Accruing		0
Total Nonperforming Loans		25,761
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	14,977	14,021
Accruing Restructured Loans	6,597	11,891
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	21,574	25,912
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	158	66
Accruing Restructured Loans	100	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	258	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	149	30
Accruing Restructured Loans	175	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	324	30
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	33,961	43,461
Accruing Restructured Loans	1,661	815
Loans Past Due 90 Days or More and Accruing	94	0
Total Nonperforming Loans	35,716	44,276
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	28,260	25,201
Accruing Restructured Loans	9,425	4,757
Loans Past Due 90 Days or More and Accruing	950	2,610
Total Nonperforming Loans	38,635	32,568
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	1,689	1,412
Accruing Restructured Loans	736	0
Loans Past Due 90 Days or More and Accruing	0	0
Total Nonperforming Loans	2,425	1,412
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	1,670	1,777
Accruing Restructured Loans	780	98
Loans Past Due 90 Days or More and Accruing	54	58
Total Nonperforming Loans	2,504	1,933
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual Loans	2,426	1,876
Accruing Restructured Loans	1,900	0
Loans Past Due 90 Days or More and Accruing	888	893
Total Nonperforming Loans	$ 5,214	$ 2,769

Loans - Loans Individually and Collectively Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	$ 185,482	$ 223,789
Loans individually evaluated for impairment	137,339	187,135
Loans collectively evaluated for impairment	48,143	36,654
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	22,601	40,645
Loans individually evaluated for impairment	22,587	40,621
Loans collectively evaluated for impairment	14	24
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	44,278	51,978
Loans individually evaluated for impairment	44,278	51,978
Loans collectively evaluated for impairment	0	0
SEPH/Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	13,939	25,761
Loans individually evaluated for impairment	13,260	24,328
Loans collectively evaluated for impairment	679	1,433
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	21,574	25,912
Loans individually evaluated for impairment	21,574	25,912
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	258	66
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	258	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	324	30
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	324	30
Commercial
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	35,622	44,276
Loans individually evaluated for impairment	35,622	44,276
Loans collectively evaluated for impairment	0	0
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	37,685	29,958
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	37,685	29,958
HELOC
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	2,425	1,412
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,425	1,412
Installment
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	2,450	1,875
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	2,450	1,875
Consumer
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual and accruing restructured loans	4,326	1,876
Loans individually evaluated for impairment	18	20
Loans collectively evaluated for impairment	$ 4,308	$ 1,856

Loans - Loans Individually Evaluated for Impairment by Class of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 242,345	$ 290,908
Recorded investment	137,339	187,135
Allowance for loan losses allocated	8,276	15,935
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	22,587	40,621
Commercial, financial and agricultural | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,782	23,164
Recorded investment	14,683	18,098
Allowance for loan losses allocated
Commercial, financial and agricultural | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	12,268	23,719
Recorded investment	7,904	22,523
Allowance for loan losses allocated	3,180	5,819
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	44,278	51,978
Commercial real estate | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	56,258	58,242
Recorded investment	35,097	41,506
Allowance for loan losses allocated
Commercial real estate | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	11,412	12,183
Recorded investment	9,181	10,472
Allowance for loan losses allocated	1,540	4,431
SEPH/Vision commercial land and development | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	56,075	54,032
Recorded investment	12,740	17,786
Allowance for loan losses allocated
SEPH/Vision commercial land and development | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	1,271	20,775
Recorded investment	520	6,542
Allowance for loan losses allocated		1,540
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	21,574	25,912
Remaining commercial | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	29,328	33,319
Recorded investment	14,093	18,372
Allowance for loan losses allocated
Remaining commercial | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	8,071	9,711
Recorded investment	7,481	7,540
Allowance for loan losses allocated	2,277	1,874
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	35,622	44,276
Commercial | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	39,918	49,341
Recorded investment	31,957	38,686
Allowance for loan losses allocated
Commercial | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	3,944	6,402
Recorded investment	3,665	5,590
Allowance for loan losses allocated	1,279	2,271
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	18	20
Consumer | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	18
Recorded investment	18
Allowance for loan losses allocated
Consumer | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance		20
Recorded investment		20
Allowance for loan losses allocated

Loans - Average Recorded Investment and Interest Income Recognized on Loans Individually Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Recorded investment	$ 137,339	$ 187,135
Average recorded investment	164,164	214,045
Interest income recognized	2,813	1,592
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	22,587	40,621
Average recorded investment	35,305	23,518
Interest income recognized	529	209
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	44,278	51,978
Average recorded investment	44,541	49,927
Interest income recognized	968	829
SEPH commercial land and development
Financing Receivable, Impaired [Line Items]
Recorded investment	13,260
Average recorded investment	17,277
Interest income recognized
Vision commercial land and development
Financing Receivable, Impaired [Line Items]
Recorded investment		24,328
Average recorded investment		58,792
Interest income recognized
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	21,574	25,912
Average recorded investment	27,774	29,152
Interest income recognized	818	339
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	35,622	44,276
Average recorded investment	39,248	52,640
Interest income recognized	497	214
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment	18	20
Average recorded investment	19	16
Interest income recognized	$ 1	$ 1

Loans - Aging of Recorded Investment in Past Due Loans(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	$ 40,325		$ 37,517
Past due nonaccrual loans and loans past due 90 days or more and accruing	82,514	[1]	94,663	[2]
Total past due	122,839		132,180
Total current	4,341,070		4,199,603
Recorded Investment	4,463,909		4,331,783
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	6,251		3,106
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,811	[1]	11,308	[2]
Total past due	18,062		14,414
Total current	808,841		732,504
Recorded Investment	826,903	[3]	746,918	[3]
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	2,212		2,632
Past due nonaccrual loans and loans past due 90 days or more and accruing	26,355	[1]	21,798	[2]
Total past due	28,567		24,430
Total current	1,067,436		1,088,379
Recorded Investment	1,096,003	[3]	1,112,809	[3]
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment	166,010		218,096
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	686
Past due nonaccrual loans and loans past due 90 days or more and accruing	11,314	[1]
Total past due	12,000
Total current	3,142
Recorded Investment	15,142
Vision commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days
Past due nonaccrual loans and loans past due 90 days or more and accruing			19,235	[2]
Total past due			19,235
Total current			12,399
Recorded Investment			31,634
Remaining commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	3,652		99
Past due nonaccrual loans and loans past due 90 days or more and accruing	5,838	[1]	7,839	[2]
Total past due	9,490		7,938
Total current	106,314		148,509
Recorded Investment	115,804		156,447
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	171		76
Past due nonaccrual loans and loans past due 90 days or more and accruing	85	[1]		[2]
Total past due	256		76
Total current	26,198		20,027
Recorded Investment	26,454		20,103
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	135		421
Past due nonaccrual loans and loans past due 90 days or more and accruing	40	[1]	8	[2]
Total past due	175		429
Total current	8,435		9,483
Recorded Investment	8,610		9,912
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	1,163		1,545
Past due nonaccrual loans and loans past due 90 days or more and accruing	5,917	[1]	10,097	[2]
Total past due	7,080		11,642
Total current	386,082		385,287
Recorded Investment	393,162		396,929
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	11,948		15,879
Past due nonaccrual loans and loans past due 90 days or more and accruing	17,370	[1]	20,614	[2]
Total past due	29,318		36,493
Total current	1,036,868		918,787
Recorded Investment	1,066,186		955,280
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	620		1,015
Past due nonaccrual loans and loans past due 90 days or more and accruing	309	[1]	436	[2]
Total past due	929		1,451
Total current	212,868		227,173
Recorded Investment	213,797		228,624
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	563		1,549
Past due nonaccrual loans and loans past due 90 days or more and accruing	787	[1]	1,136	[2]
Total past due	1,350		2,685
Total current	42,576		48,905
Recorded Investment	43,926		51,590
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days	12,924		11,195
Past due nonaccrual loans and loans past due 90 days or more and accruing	2,688	[1]	2,192	[2]
Total past due	15,612		13,387
Total current	639,153		606,048
Recorded Investment	654,765		619,435
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days
Past due nonaccrual loans and loans past due 90 days or more and accruing		[1]		[2]
Total past due
Total current	3,157		2,102
Recorded Investment	$ 3,157		$ 2,102

[1]	Includes $3.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[2]	Includes $3.6 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[3]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans - Recorded Investment by Loan Grade (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 51,292	$ 76,434
6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	16,887	30,184
Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	138,014	188,572
Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,243,978	2,151,649
Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,450,171	2,446,839
Commercial, financial and agricultural | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	9,537	11,785
Commercial, financial and agricultural | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	10,874	7,628
Commercial, financial and agricultural | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	22,601	40,645
Commercial, financial and agricultural | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	783,891	686,860
Commercial, financial and agricultural | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	826,903	746,918
Commercial real estate | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	25,616	37,445
Commercial real estate | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,960	10,460
Commercial real estate | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	44,278	51,978
Commercial real estate | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,022,149	1,012,926
Commercial real estate | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	1,096,003	1,112,809
SEPH commercial land and development | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	411
SEPH commercial land and development | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
SEPH commercial land and development | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	13,939
SEPH commercial land and development | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	792
SEPH commercial land and development | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	15,142
Vision commercial land and development | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		3,102
Vision commercial land and development | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Vision commercial land and development | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		25,761
Vision commercial land and development | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		2,771
Vision commercial land and development | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		31,634
Remaining commercial | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	6,734	6,982
Remaining commercial | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans		8,311
Remaining commercial | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	21,574	25,912
Remaining commercial | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	87,496	115,242
Remaining commercial | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	115,804	156,447
Commercial | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	8,994	17,120
Commercial | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	2,053	3,785
Commercial | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	35,622	44,276
Commercial | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	346,493	331,748
Commercial | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	393,162	396,929
Leases | 5 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Leases | 6 Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Leases | Impaired
Financing Receivable, Recorded Investment [Line Items]
Commercial loans
Leases | Pass Rated
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	3,157	2,102
Leases | Recorded Investment
Financing Receivable, Recorded Investment [Line Items]
Commercial loans	$ 3,157	$ 2,102

Loans - TDR Number of Contracts Modified And Recorded Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contracts	Dec. 31, 2011 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	954	193
Total Recorded Investment Modified as TDRs During Period	$ 37,117	$ 90,014
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	44	56
Total Recorded Investment Modified as TDRs During Period	4,342	24,100
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	25	23
Total Recorded Investment Modified as TDRs During Period	6,259	7,163
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	12
Total Recorded Investment Modified as TDRs During Period	1,301
Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts		12
Total Recorded Investment Modified as TDRs During Period		4,268
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	15	24
Total Recorded Investment Modified as TDRs During Period	7,110	18,602
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	1
Total Recorded Investment Modified as TDRs During Period	184	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	6	0
Total Recorded Investment Modified as TDRs During Period	253
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	18	30
Total Recorded Investment Modified as TDRs During Period	2,981	29,595
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	129	37
Total Recorded Investment Modified as TDRs During Period	10,055	5,925
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	46	2
Total Recorded Investment Modified as TDRs During Period	794	56
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	57	7
Total Recorded Investment Modified as TDRs During Period	1,269	221
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	600	1
Total Recorded Investment Modified as TDRs During Period	2,569	18
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	15,110	21,893
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,843	2,842
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,648	3,332
Accruing | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Accruing | Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Accruing | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	531	11,890
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	99	0
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	175	0
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,139	500
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	4,279	3,234
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	736
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	761	95
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,899
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	22,007	68,121
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,499	21,258
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,611	3,831
Nonaccrual | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,301
Nonaccrual | Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		4,268
Nonaccrual | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	6,579	6,712
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	85	66
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	78
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,842	29,095
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	5,776	2,691
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	58	56
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	508	126
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 670	$ 18

Loans - Recorded Investment in Financing Receivable Modified as TDR Within 12 Month (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contracts	Dec. 31, 2011 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	208	54
Recorded Investment	$ 8,879	$ 32,462
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	8	19
Recorded Investment	244	3,878
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	10	5
Recorded Investment	2,113	2,353
SEPH/Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	7	5
Recorded Investment	970	3,406
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4	4
Recorded Investment	1,476	1,277
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	1
Recorded Investment	85	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	0
Recorded Investment	27
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1	10
Recorded Investment	16	20,195
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	39	7
Recorded Investment	2,863	1,193
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5	1
Recorded Investment	70	50
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	9	2
Recorded Investment	272	44
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	123	0
Recorded Investment	743
Leases
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Recorded Investment	$ 0

Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 68,444	$ 143,575		$ 116,717
Transfer of loans at fair value		219
Transfer of allowance to held for sale		13,100	[1]
Charge-offs	61,268	133,882		66,314
Recoveries	12,942	8,798		6,092
Net Charge-offs	48,326	125,084		60,222
Provision	35,419	63,272		87,080
Ending balance	55,537	68,444		143,575
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	16,950	11,555
Transfer of loans at fair value		2
Transfer of allowance to held for sale		1,184	[1]
Charge-offs	26,847	18,350		8,484
Recoveries	1,066	1,402		1,237
Net Charge-offs	25,781	16,948
Provision	24,466	23,529
Ending balance	15,635	16,950		11,555
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,539	24,369
Transfer of loans at fair value		150
Transfer of allowance to held for sale		4,327	[1]
Charge-offs	10,454	23,063		7,748
Recoveries	783	1,825		850
Net Charge-offs	9,671	21,238
Provision	5,868	16,885
Ending balance	11,736	15,539		24,369
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	14,433	70,462
Transfer of loans at fair value		63
Transfer of allowance to held for sale		1,998	[1]
Charge-offs	9,985	64,166		23,308
Recoveries	2,979	1,463		813
Net Charge-offs	7,006	62,703
Provision	(586)	8,735
Ending balance	6,841	14,433		70,462
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	15,692	30,259
Transfer of loans at fair value		4
Transfer of allowance to held for sale		5,450	[1]
Charge-offs	8,607	20,691		18,401
Recoveries	5,559	1,719		1,429
Net Charge-offs	3,048	18,972
Provision	2,115	9,859
Ending balance	14,759	15,692		30,259
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,830	6,925
Transfer of loans at fair value		0
Transfer of allowance to held for sale		141	[1]
Charge-offs	5,375	7,612		8,373
Recoveries	2,555	2,385		1,763
Net Charge-offs	2,820	5,227
Provision	3,556	4,273
Ending balance	6,566	5,830		6,925
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	0	5
Transfer of loans at fair value		0
Transfer of allowance to held for sale		0	[1]
Charge-offs	0	0		0
Recoveries	0	4		0
Net Charge-offs	0	(4)
Provision	0	(9)
Ending balance	$ 0	$ 0		$ 5

[1]	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Ending allowance balance attributed to loans
Individually evaluated for impairment	$ 8,276		$ 15,935
Collectively evaluated for impairment	47,261		52,509
Total ending allowance balance	55,537		68,444
Loan Balance:
Loans individually evaluated for impairment	137,238		187,135
Loans collectively evaluated for impairment	4,313,084		4,129,964
Total ending loan balance	4,450,322		4,317,099
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.03%		8.52%
Loans collectively evaluated for impairment	1.10%		1.27%
Total ending loan balance	1.25%		1.59%
Recorded Investment:
Loans individually evaluated for impairment	137,339		187,135
Loans collectively evaluated for impairment	4,326,570		4,144,648
Recorded Investment	4,463,909		4,331,783
Commercial, financial and agricultural
Ending allowance balance attributed to loans
Individually evaluated for impairment	3,180		5,819
Collectively evaluated for impairment	12,455		11,131
Total ending allowance balance	15,635		16,950
Loan Balance:
Loans individually evaluated for impairment	22,523		40,621
Loans collectively evaluated for impairment	801,404		703,176
Total ending loan balance	823,927	[1]	743,797	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%		14.33%
Loans collectively evaluated for impairment	1.55%		1.58%
Total ending loan balance	1.90%		2.28%
Recorded Investment:
Loans individually evaluated for impairment	22,587		40,621
Loans collectively evaluated for impairment	804,316		706,297
Recorded Investment	826,903	[1]	746,918	[1]
Commercial real estate
Ending allowance balance attributed to loans
Individually evaluated for impairment	1,540		4,431
Collectively evaluated for impairment	10,196		11,108
Total ending allowance balance	11,736		15,539
Loan Balance:
Loans individually evaluated for impairment	44,267		51,978
Loans collectively evaluated for impairment	1,047,897		1,056,596
Total ending loan balance	1,092,164	[1]	1,108,574	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.48%		8.52%
Loans collectively evaluated for impairment	0.97%		1.05%
Total ending loan balance	1.07%		1.40%
Recorded Investment:
Loans individually evaluated for impairment	44,278		51,978
Loans collectively evaluated for impairment	1,051,725		1,060,831
Recorded Investment	1,096,003	[1]	1,112,809	[1]
Construction real estate
Ending allowance balance attributed to loans
Individually evaluated for impairment	2,277		3,414
Collectively evaluated for impairment	4,564		11,019
Total ending allowance balance	6,841		14,433
Loan Balance:
Loans individually evaluated for impairment	34,814		50,240
Loans collectively evaluated for impairment	130,714		167,306
Total ending loan balance	165,528		217,546
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.54%		6.80%
Loans collectively evaluated for impairment	3.49%		6.59%
Total ending loan balance	4.13%		6.63%
Recorded Investment:
Loans individually evaluated for impairment	34,834		50,240
Loans collectively evaluated for impairment	131,176		167,856
Recorded Investment	166,010		218,096
Residential real estate
Ending allowance balance attributed to loans
Individually evaluated for impairment	1,279		2,271
Collectively evaluated for impairment	13,480		13,421
Total ending allowance balance	14,759		15,692
Loan Balance:
Loans individually evaluated for impairment	35,616		44,276
Loans collectively evaluated for impairment	1,678,029		1,584,342
Total ending loan balance	1,713,645		1,628,618
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.59%		5.13%
Loans collectively evaluated for impairment	0.80%		0.85%
Total ending loan balance	0.86%		0.96%
Recorded Investment:
Loans individually evaluated for impairment	35,622		44,276
Loans collectively evaluated for impairment	1,681,449		1,588,147
Recorded Investment	1,717,071		1,632,423
Consumer
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	6,566		5,830
Total ending allowance balance	6,566		5,830
Loan Balance:
Loans individually evaluated for impairment	18		20
Loans collectively evaluated for impairment	651,912		616,485
Total ending loan balance	651,930		616,505
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	1.01%		0.95%
Total ending loan balance	1.01%		0.95%
Recorded Investment:
Loans individually evaluated for impairment	18		20
Loans collectively evaluated for impairment	654,747		619,415
Recorded Investment	654,765		619,435
Leases
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	0		0
Total ending allowance balance	0		0
Loan Balance:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,128		2,059
Total ending loan balance	3,128		2,059
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	0.00%		0.00%
Total ending loan balance	0.00%		0.00%
Recorded Investment:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,157		2,102
Recorded Investment	$ 3,157		$ 2,102

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Premises And Equipment - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 7	$ 7.6	$ 7.1
Rent expense	$ 1.9	$ 2.4	$ 2.6

Premises And Equipment - Major Categories of Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 152,133	$ 151,161
Less accumulated depreciation	(98,382)	(97,420)
Premises and Equipment, Net	53,751	53,741
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	17,354	18,151
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	69,091	69,690
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	61,679	59,037
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 4,009	$ 4,283

Premises And Equipment - Schedule of Future Minimum Rental Payments Under Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 1,394
2014	1,079
2015	845
2016	536
2017	390
Thereafter	678
Total	$ 4,922

Deposits - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Deposits [Abstract]
Deposits received from executive officers, directors, and their related interests	$ 16.8

Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Non-interest bearing	$ 1,137,290	$ 995,733
Interest bearing	3,578,742	3,469,381
Total deposits	$ 4,716,032	$ 4,465,114	$ 5,095,420

Deposits - Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
2013	$ 927,505
2014	265,643
2015	92,408
2016	88,655
2017	75,207
After 5 years	1,006
Total	$ 1,450,424

Deposits - Maturities of Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
3 months or less	$ 212,188
Over 3 months through 6 months	113,169
Over 6 months through 12 months	141,244
Over 12 months	190,664
Total	$ 657,265

Short-Term Borrowings - Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances
Short-term Debt [Line Items]
Commercial real estate and residential mortgage loans pledged under blanket agreement	$ 2,053	$ 2,231
Repurchase agreements and Federal Funds Purchased
Short-term Debt [Line Items]
Securities pledged to secure repurchase agreements	$ 667	$ 669

Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Securities sold under agreements to repurchase and federal funds purchased	$ 244,168	$ 240,594
Federal Home Loan Bank advances	100,000	23,000
Total short-term borrowings	344,168	263,594
Repurchase agreements and Federal Funds Purchased
Short-term Debt [Line Items]
Total short-term borrowings	244,168	240,594
Highest month-end balance	302,946	265,412
Average daily balance	257,341	246,145
Weighted-average interest rate:
As of year-end	0.23%	0.29%
Paid during the year	0.26%	0.30%
Federal Home Loan Bank Advances
Short-term Debt [Line Items]
Total short-term borrowings	100,000	23,000
Highest month-end balance	100,000	232,000
Average daily balance	1,320	51,392
Weighted-average interest rate:
As of year-end	0.38%	0.04%
Paid during the year	0.28%	0.18%
Demand Notes Due U.S. Treasury and Other
Short-term Debt [Line Items]
Total short-term borrowings	0	0
Highest month-end balance	0	0
Average daily balance	$ 0	$ 0
Weighted-average interest rate:
As of year-end	0.00%	0.00%
Paid during the year	0.00%	0.00%

Long-Term Debt - Narrative (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Broker Repurchase Agreements	Nov. 30, 2012 Broker Repurchase Agreements	Dec. 31, 2011 Vision Bank
Debt Instrument [Line Items]
Debt repurchased during period				$ 300,000,000
Debt repurchased during period, rate				1.75%
Total prepayment penalty			25,000,000
Effective interest rate percentage			3.40%
Prepayment Penalty, Future Amortization Expense [Abstract]
2013			4,800,000
2014			4,900,000
2015			5,000,000
2016			5,100,000
2017			4,800,000
Prepayment penalty	24,601,000	0	24,601,000
Capital lease obligation pertaining to acquisition of Vision					1,400,000
Long-term debt with contractual maturity longer than five years	252,259,000	253,175,000
Long term debt, callable by the issuer in 2013	$ 250,000,000

Long-Term Debt - Schedule of long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	$ 0	$ 15,569
2013	75,500	75,574
2014	75,500	75,581
2015	51,000	51,087
2016	1,000	76,094
2017	351,000	276,102
Thereafter	252,259	253,175
Total long-term debt, excluding prepayment penalty	806,259	823,182
Prepayment penalty	(24,601)	0
Total Long-term debt	781,658	823,182
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	0.00%	2.12%
2013	1.11%	1.11%
2014	1.61%	1.62%
2015	2.00%	2.01%
2016	2.05%	4.03%
2017	1.99%	3.91%
Thereafter	2.94%	2.96%
Average rate, total, excluding prepayment penalty	2.17%	3.01%
Average rate, total	2.87%	3.01%
Federal Home Loan Bank Advances
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	0	15,500
2013	75,500	75,500
2014	75,500	75,500
2015	51,000	51,000
2016	1,000	1,000
2017	51,000	51,000
Thereafter	252,259	252,314
Total long-term debt, excluding prepayment penalty	506,259	521,814
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	0.00%	2.09%
2013	1.11%	1.11%
2014	1.61%	1.61%
2015	2.00%	2.00%
2016	2.05%	2.05%
2017	3.37%	3.37%
Thereafter	2.94%	2.94%
Average rate, total, excluding prepayment penalty	2.42%	2.41%
Broker Repurchase Agreements
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	0	75,000
2017	300,000	225,000
Total long-term debt, excluding prepayment penalty	300,000	300,000
Prepayment penalty	(24,601)
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2016	0.00%	4.05%
2017	1.75%	4.03%
Average rate, total, excluding prepayment penalty	1.75%	4.04%
Other Borrowings
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	0	69
2013	0	74
2014	0	81
2015	0	87
2016	0	94
2017	0	102
Thereafter	0	861
Total long-term debt, excluding prepayment penalty	$ 0	$ 1,368
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2012	0.00%	7.97%
2013	0.00%	7.97%
2014	0.00%	7.97%
2015	0.00%	7.97%
2016	0.00%	7.97%
2017	0.00%	7.97%
Thereafter	0.00%	7.97%
Average rate, total, excluding prepayment penalty	0.00%	7.97%

Subordinated Debentures/Notes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 23, 2009 purchaser	Dec. 31, 2012 USB Capital Funding Corp	Dec. 31, 2012 Trust I	Dec. 31, 2012 Junior subordinated notes	Dec. 31, 2012 Trust preferred securities	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2012 Subordinated note	Sep. 30, 2012 Subordinated debt 7% Subordinated notes due April 20, 2022	Apr. 20, 2012 Subordinated debt 7% Subordinated notes due April 20, 2022 purchaser
Preferred securities issued					$ 15,000,000
Junior subordinated debt purchased by Trust I						15,500,000
Variable rate basis				three-month LIBOR plus 200 basis points			three-month LIBOR plus 148 basis points
Basis spread on variable rate (percent)				2.00%			1.48%
Subordinated debentures/notes	80,250,000	75,250,000		25,000,000
Principal amount				5,000,000
Principal amount outstanding larger multiple				5,000,000
Three-month LIBOR rate	0.31%
Cash flow hedge against variability of cash flows related to subordinated debenture								25,000,000
Number of purchasers			38
Subordinated notes principal amount									35,250,000
Portion of principal amount purchased by related parties									14,050,000
Subordinated borrowing, number of purchasers											56
Aggregate principal amount											$ 30,000,000
Interest rate									10.00%	7.00%
Purchase price as a percentage of principal amount											100.00%
Repurchase amount as a percentage of principal											100.00%

Stock Option Plan - Narrative (Details) (2005 Stock Incentive Option Plan)	12 Months Ended
Dec. 31, 2012
2005 Stock Incentive Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized for delivery upon the exercise of incentive stock options	1,500,000
Common shares available for future grants under the 2005 Plan	1,500,000
Stock option term	5 years

Stock Option Plan - Schedule of Stock Option Activity Under the 2005 Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 2005 Stock Incentive Option Plan
Number (shares)
January 1, 2012		74,020
Granted	7,020	0
Exercised		0
Forfeited/Expired		74,020
December 31, 2012		0
Weighted Average Exercise Price per Share (dollars per share)
January 1, 2012		$ 74.96
Granted		$ 0
Exercised		$ 0
Forfeited/Expired		$ 74.96
December 31, 2012		$ 0
Additional Disclosures
Exercisable at year end (shares)		0

Benefit Plans - Narrative (Details) (USD $)	1 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 17, 2009
Defined Benefit Plan Disclosure [Line Items]
Company contributions	$ 12,600,000	$ 15,900,000	$ 14,000,000	$ 15,900,000	$ 14,000,000
Company contribution deductible on the 2010 tax return			12,400,000
Company contribution deductible on the 2011 tax return		14,300,000	1,600,000
Company contributions deductible on the 2012 tax return	11,000,000	1,600,000
Accumulated benefit obligation for the pension plan				85,100,000	71,400,000
Common share purchased under pension plan, shares							115,800
Common share purchased under pension plan, value							7,000,000
Common share purchased under pension plan, value per share							$ 60.45
Fair value, pension plan common shares held, shares				115,800,000	115,800,000
Fair value of common shares held by pension plan				7,500,000	7,500,000
Fair value of common shares held by pension plan, per share				$ 64.63	$ 65.06
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year				(20,000)	(19,000)	(22,000)
Estimated net actuarial (loss) expected to be recognized in the next fiscal year				1,708,000	1,411,000	1,079,000
Expected long-term return on plan assets				7.75%	7.75%	7.75%
Cash balance in bank				1,300,000
Market value of pension plan assets				117,800,000	96,600,000
Benefit expense				1,000,000	1,100,000	1,000,000
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Estimated prior service costs expected to be recognized in net periodic benefit cost during next fiscal year				20,000
Estimated net actuarial (loss) expected to be recognized in the next fiscal year				(2,700,000)
S&P 500 Index
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets				7.50%	7.75%
Benchmark performance period considered				10 years
Supplemental Executive Retirement Plan (SERP)
Defined Benefit Plan Disclosure [Line Items]
Benefit expense				300,000	600,000	500,000
Accrued benefit cost				7,400,000	7,200,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Equity investments				98,800,000	83,200,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Equity investments				$ 18,900,000	$ 13,400,000

Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 117,768	$ 96,581	$ 85,464	$ 96,581	$ 85,464
Actual return on plan assets				11,256	1,813
Company contributions	12,600	15,900	14,000	15,900	14,000
Benefits paid				(5,969)	(4,696)
Fair value at end of measurement period				117,768	96,581	85,464
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	97,653	81,507	74,164	81,507	74,164
Service cost				4,271	4,557	3,671
Interest cost				4,048	3,967	3,583
Actuarial loss				13,796	3,515
Benefits paid				(5,969)	(4,696)
Projected benefit obligation at the end of measurement period				97,653	81,507	74,164
Funded status at end of year (fair value of plan assets less benefit obligation)				$ 20,115	$ 15,074

Benefit Plans - Asset Allocation for the Pension Plan by Asset Category (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	100.00%	100.00%
Equity securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Target Plan Asset Allocations Range, Minimum	50.00%
Target Plan Asset Allocations Range, Maximum	100.00%
Actual Plan Asset Allocations	83.00%	80.00%
Fixed income and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	17.00%	20.00%

Benefit Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%

Benefit Plans - Estimated Future Pension Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 6,431
2014	6,163
2015	6,623
2016	6,619
2017	7,233
2018-2022	41,653
Total	$ 74,722

Benefit Plans - Balances of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Prior service cost	$ (54)	$ (74)
Net actuarial loss	(41,691)	(32,163)
Total	(41,745)	(32,237)
Deferred taxes	14,611	11,283
Accumulated other comprehensive loss	$ (27,134)	$ (20,954)

Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net periodic benefit cost
Service cost	$ (4,271)	$ (4,557)	$ (3,671)
Interest cost	(4,048)	(3,967)	(3,583)
Expected return on plan assets	8,742	7,543	5,867
Amortization of prior service cost	(20)	(19)	(22)
Recognized net actuarial loss	(1,708)	(1,411)	(1,079)
Net periodic benefit cost	(1,305)	(2,411)	(2,488)
Other amounts recognized in other comprehensive (Loss)
Change to net actuarial (loss)/gain for the period	(11,236)	(9,164)	(4,835)
Amortization of prior service cost	20	19	22
Amortization of net loss	1,708	1,411	1,079
Total recognized in other comprehensive (loss)/income	(9,508)	(7,734)	(3,734)
Total recognized in net benefit cost and other comprehensive (loss)/income	$ (10,813)	$ (10,145)	$ (6,222)

Benefit Plans - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount Rate	5.18%	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%	7.75%

Income Taxes - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
State tax expense related to the operating loss carryforward write-off	$ 0	$ 6,088,000	$ (1,161,000)
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate	404,000	378,000	370,000
(Income)/expense related to interest and penalties	4,500	2,500	(10,500)
Accrued amount for interest and penalties	67,500	63,000	60,500
Vision Bank
Income Taxes [Line Items]
State tax expense related to the operating loss carryforward write-off		$ 6,100,000

Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 19,438	$ 23,956
Accumulated other comprehensive loss – Interest rate swap	0	296
Accumulated other comprehensive loss – pension plan	14,611	11,283
Intangible assets	697	1,523
Deferred compensation	3,750	3,733
OREO devaluations	4,855	6,364
Partnership adjustments	3,329	2,016
Other	2,973	2,515
Loans held for sale fair value adjustment	0	4,585
Tax credit carry-forwards	0	1,269
Total deferred tax assets	49,653	57,540
Deferred tax liabilities:
Accumulated other comprehensive income – Unrealized gains on securities	5,178	6,824
Deferred investment income	10,199	10,199
Pension plan	25,517	21,567
Mortgage servicing rights	2,717	3,255
Other	646	2,260
Total deferred tax liabilities	44,257	44,105
Net deferred tax assets	$ 5,396	$ 13,435

Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable
Federal	$ 12,984	$ 5,949	$ 26,130
State	0	0	109
Deferred
Federal	12,717	22,378	(8,333)
State	0	8,382	(3,564)
Valuation allowance
Federal	0	0	0
State	0	(2,294)	2,294
Total	$ 25,701	$ 34,415	$ 16,636

Income Taxes - Reconciliation of Federal Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(0.90%)	(1.00%)	(1.70%)
Bank owned life insurance	(1.60%)	(1.50%)	(2.30%)
Tax credits (low income housing)	(6.10%)	(5.20%)	(6.70%)
State income tax expense, net of federal benefit	0.00%	4.70%	(3.00%)
Valuation allowance, net of federal benefit	0.00%	(1.30%)	2.00%
Other	(1.80%)	(1.20%)	(1.00%)
Effective tax rate	24.60%	29.50%	22.30%

Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	$ 485	$ 477	$ 595
Additions based on tax positions related to the current year	74	70	69
Additions for tax positions of prior years	25	1	7
Reductions for tax positions of prior years	0	(3)	(131)
Reductions due to statute of limitations	(67)	(60)	(63)
December 31 Balance	$ 517	$ 485	$ 477

Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Before-Tax Amount
Unrealized losses on available-for-sale securities	$ (4,702)	$ 25,063	$ (11,218)
Reclassification adjustment for gains realized in net income		(28,829)	(11,864)
Unrealized net holding gain on cash flow hedge	846	788	(151)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(9,508)	(7,734)	(3,734)
Other comprehensive loss	(13,364)	(10,712)	(26,967)
Tax Effect
Unrealized losses on available-for-sale securities	(1,645)	8,772	(3,926)
Reclassification adjustment for gains realized in net income		(10,090)	(4,152)
Unrealized net holding gain on cash flow hedge	296	276	(53)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(3,328)	(2,707)	(1,307)
Other comprehensive loss	(4,677)	(3,749)	(9,438)
Net-of-Tax Amount
Unrealized losses on available-for-sale securities	(3,057)	16,291	(7,292)
Reclassification adjustment for gains realized in net income		(18,739)	(7,712)
Unrealized net holding gain on cash flow hedge	550	512	(98)
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(6,180)	(5,027)	(2,427)
Other comprehensive loss	$ (8,687)	$ (6,963)	$ (17,529)

Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Pension benefit adjustments	$ (27,134)	$ (20,954)
Unrealized net holding loss on cash flow hedge	0	(550)
Unrealized net holding gains on AFS securities	9,616	12,673
Total accumulated other comprehensive loss	$ (17,518)	$ (8,831)

Earnings Per Common Share - Summary of Computation of Basic and Diluted Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income available to common shareholders	$ 75,205	$ 76,284	$ 52,294
Denominator:
Weighted-average shares	15,407,078	15,400,155	15,152,692
Effect of dilutive securities – stock options and warrants	1,063	1,291	3,043
Earnings per common share:	15,408,141	15,401,446	15,155,735
Earnings per common share:
Basic earnings per common share	$ 4.88	$ 4.95	$ 3.45
Diluted earnings per common share	$ 4.88	$ 4.95	$ 3.45

Earnings Per Common Share - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2005 Incentive Stock Option Plan	Dec. 31, 2012 U.S. Treasury's Capital Purchase Program	Dec. 31, 2011 U.S. Treasury's Capital Purchase Program	Dec. 31, 2010 December 2010 Warrants
Class of Warrant or Right [Line Items]
Shares outstanding under the Incentive Stock Option Plan			74,020
Warrants to purchase common shares outstanding related to common stock issuances				227,376	227,376	71,984
Options and warrants not included in computation of diluted earnings per common shares	63,308	126,292
Dilutive effect of Capital Purchase Plan warrants	1,063	1,291
Exercise price of Capital Purchase Plan warrants to purchase common shares	$ 65.97

Dividend Restrictions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Amount available for dividend distribution without prior approval from regulatory authority	$ 27.9

Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
Loan commitments	$ 815,585	$ 809,140
Standby letters of credit	$ 22,961	$ 18,772

Derivative Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2008
Derivative Instrument Detail [Abstract]
Floating-rate subordinated note				$ 25,000,000
Interest Rate Derivative Liabilities, at Fair Value	0	(800,000)
Change in fair value of interest rate swap, tax expense (benefit)	550,000	512,000	(98,000)
Change in fair value of interest rate swap, tax expense (benefit)	296,000	276,000	(53,000)
Mortgage loan interest rate lock commitments outstanding	28,900,000	17,200,000
Fair value of the derivative instruments	372,000	251,000
Fair value of the swap liability	$ 135,000	$ 700,000

Loan Servicing - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	$ 1,313,000,000	$ 1,349,000,000	$ 1,471,000,000
Serviced sold mortgage loans with recourse	16,000,000	25,000,000
Mortgage loans sold with recourse, reserve	550,000
Mortgage servicing rights, discount rate	10.00%
Servicing fees included in other service income	$ 3,600,000	$ 3,900,000	$ 4,200,000
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	6.00%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	25.00%

Loan Servicing - Activity for MSRs And Related Valuation Allowance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage servicing rights:
Carrying amount, net, beginning of year	$ 9,301	$ 10,488	$ 10,780
Additions	3,399	1,659	3,062
Amortization	(3,634)	(2,573)	(3,180)
Change in valuation allowance	(1,303)	(273)	(174)
Carrying amount, net, end of year	7,763	9,301	10,488
Valuation allowance:
Beginning of year	1,021	748	574
Additions expensed	1,303	273	174
End of year	$ 2,324	$ 1,021	$ 748

Fair Values - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Impaired financing receivable, carrying value	$ 137,200,000	$ 187,100,000
Partial charge-offs on impaired loans	105,100,000	103,800,000
Allowance for loans individually evaluated for impairment	8,276,000	15,935,000
Book value of impaired loans carried at fair value	59,000,000	78,000,000
Impaired loans carried at fair value	53,932,000	67,900,000
Partial charge-Offs on impaired loans carried at fair value	91,600,000	97,600,000
Remaining amount of impaired loans carried at cost	78,200,000	109,100,000
Impaired Financing Receivable, carried at fair value, related expense	16,000,000	37,400,000	59,200,000
MSR recorded at lower of cost or fair value	7,763,000	9,301,000	10,488,000	10,780,000
Mortgage Servicing Rights, at fair value	6,600,000
Valuation allowance of MSR	2,324,000	1,021,000	748,000	574,000
MSRs recorded at cost	1,200,000
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	1,303,000	273,000	174,000
Estimated fair value of other real estate owned (OREO)	19,900,000	23,700,000
OREO devaluations	6,872,000	8,219,000	13,206,000
Commercial receivables, excluding commercial, financial, and agricultural
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Allowance for loans individually evaluated for impairment	$ 5,096,000	$ 10,116,000

Fair Values - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale
Mortgage IRLCs
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	25,743	11,535
Mortgage IRLCs	372	251
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale
Mortgage IRLCs
Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	25,743	11,535
Mortgage IRLCs	372	251
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	695,727	371,657
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of U.S. Treasury and other U.S. Government sponsored entities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	695,727	371,657
Obligations of States and Political Subdivisions | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of States and Political Subdivisions | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,003	2,660
Obligations of States and Political Subdivisions | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Obligations of States and Political Subdivisions | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,003	2,660
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	415,502	444,295
U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
U.S. Government Sponsored Entities’ Asset-Backed Securities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	415,502	444,295
Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,442	1,270
Equity securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities
Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	780	763
Equity securities | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,222	2,033
Interest Rate Swap | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Interest Rate Swap | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value		846
Interest Rate Swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Interest Rate Swap | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value		846
Fair value swap | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Fair value swap | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	135	700
Fair value swap | Total fair value
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 135	$ 700

Fair Values - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) (Recurring basis, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Obligations of States and Political Subdivisions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 2,598
Total Gains/(Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	(128)
Included in other comprehensive income
Purchases, sales, issuances and settlements, other, net	0	(2,470)
Re-evaluation of fair value swap		0
Ending balance	0
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	763	745
Total Gains/(Losses)
Included in earnings - realized	(54)	0
Included in earnings - unrealized	0	0
Included in other comprehensive income	71	18
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		0
Ending balance	780	763
Fair Value Swap
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(700)	(60)
Total Gains/(Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	0
Included in other comprehensive income
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap	565	(640)
Ending Balance	$ (135)	$ (700)

Fair Values - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 53,932	$ 67,900
Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	53,932	67,882
Mortgage Servicing Rights	6,642	5,815
Other loans	19,926	23,722
Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Mortgage Servicing Rights
Other loans	0	0
Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Mortgage Servicing Rights	6,642	5,815
Other loans	0	0
Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	53,932	67,882
Mortgage Servicing Rights
Other loans	19,926	23,722
Nonrecurring basis | Commercial real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	25,997	24,859
Other loans	3,485	6,062
Nonrecurring basis | Commercial real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	25,997	24,859
Other loans	3,485	6,062
Nonrecurring basis | Construction real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	12,134	10,834
Nonrecurring basis | Construction real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	12,134	10,834
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	12,832
Nonrecurring basis | SEPH commercial land and development | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	12,832
Nonrecurring basis | Vision commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		21,228
Nonrecurring basis | Vision commercial land and development | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Vision commercial land and development | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Vision commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		21,228
Nonrecurring basis | Remaining commercial
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	8,113	8,860
Nonrecurring basis | Remaining commercial | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Remaining commercial | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Nonrecurring basis | Remaining commercial | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	8,113	8,860
Nonrecurring basis | Residential real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,990	12,935
Other loans	4,307	6,826
Nonrecurring basis | Residential real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	6,990	12,935
Other loans	$ 4,307	$ 6,826

Fair Values - Qualitative Information About Level 3 Fair Value Measurements for Financial Instruments Measured at Fair Value on a Non-recurring Basis (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Nonrecurring basis	Dec. 31, 2011 Nonrecurring basis	Dec. 31, 2012 Commercial real estate Nonrecurring basis	Dec. 31, 2011 Commercial real estate Nonrecurring basis	Dec. 31, 2012 Commercial real estate Nonrecurring basis Loans receivable	Dec. 31, 2012 Construction real estate Nonrecurring basis	Dec. 31, 2011 Construction real estate Nonrecurring basis	Dec. 31, 2012 SEPH commercial land and development Nonrecurring basis	Dec. 31, 2012 SEPH commercial land and development Nonrecurring basis Loans receivable	Dec. 31, 2012 Remaining commercial Nonrecurring basis	Dec. 31, 2011 Remaining commercial Nonrecurring basis	Dec. 31, 2012 Remaining commercial Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate Nonrecurring basis	Dec. 31, 2011 Residential real estate Nonrecurring basis	Dec. 31, 2012 Residential real estate Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate High Nonrecurring basis Loans receivable	Dec. 31, 2012 Residential real estate Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Commercial real estate Nonrecurring basis Other real estate owned	Dec. 31, 2012 Construction real estate Nonrecurring basis Other real estate owned	Dec. 31, 2012 Residential Real Estate Nonrecurring basis Other real estate owned	Dec. 31, 2012 Sales comparison approach Commercial real estate Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Commercial real estate High Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Commercial real estate Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach SEPH commercial land and development Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach SEPH commercial land and development High Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach SEPH commercial land and development Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Remaining commercial Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Remaining commercial High Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Remaining commercial Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Sales comparison approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Sales comparison approach Construction real estate Low Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Construction real estate High Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Construction real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Sales comparison approach Residential Real Estate Low Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Residential Real Estate High Nonrecurring basis	Dec. 31, 2012 Sales comparison approach Residential Real Estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Income approach Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Income approach High Nonrecurring basis Loans receivable	Dec. 31, 2012 Income approach Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Income approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Income approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Income approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Income approach Construction real estate Low Nonrecurring basis	Dec. 31, 2012 Income approach Construction real estate High Nonrecurring basis	Dec. 31, 2012 Income approach Construction real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Income approach Residential Real Estate Low Nonrecurring basis	Dec. 31, 2012 Income approach Residential Real Estate High Nonrecurring basis	Dec. 31, 2012 Income approach Residential Real Estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Cost approach Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Cost approach High Nonrecurring basis Loans receivable	Dec. 31, 2012 Cost approach Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Cost approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Cost approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Cost approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Cost approach Residential Real Estate Low Nonrecurring basis	Dec. 31, 2012 Cost approach Residential Real Estate High Nonrecurring basis	Dec. 31, 2012 Cost approach Residential Real Estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Bulk sale approach SEPH commercial land and development Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach SEPH commercial land and development High Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach SEPH commercial land and development Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Remaining commercial Low Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Remaining commercial High Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Remaining commercial Weighted Average Nonrecurring basis Loans receivable	Dec. 31, 2012 Bulk sale approach Commercial real estate Low Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Commercial real estate High Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Commercial real estate Weighted Average Nonrecurring basis Other real estate owned	Dec. 31, 2012 Bulk sale approach Construction real estate Low Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Construction real estate High Nonrecurring basis	Dec. 31, 2012 Bulk sale approach Construction real estate Weighted Average Nonrecurring basis Other real estate owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impaired loans	$ 53,932	$ 67,900	$ 53,932	$ 67,882	$ 25,997	$ 24,859	$ 25,997			$ 12,832	$ 12,832	$ 8,113	$ 8,860	$ 8,113	$ 6,990	$ 12,935	$ 6,990
Other real estate owned			$ 19,926	$ 23,722	$ 3,485	$ 6,062		$ 12,134	$ 10,834						$ 4,307	$ 6,826					$ 3,485	$ 12,134	$ 4,307
Fair Value Inputs [Abstract]
Adj to comparables																		0.00%	178.00%	17.90%				0.00%	116.00%	22.30%	0.00%	218.00%	31.90%	0.00%	75.00%	26.20%	0.00%	67.00%	25.80%	0.00%	273.00%	34.00%	1.00%	61.00%	18.00%
Capitalization rate																																										7.50%	20.90%	10.10%	11.00%	11.00%	11.00%	8.50%	8.50%	8.50%	7.90%	9.30%	8.70%
Accumulated depreciation																																																						23.00%	63.00%	50.40%	40.90%	90.00%	65.00%	6.00%	6.00%	6.00%
Discount rate																																																															11.00%	55.00%	23.40%	10.00%	55.00%	18.30%	13.00%	13.00%	13.00%	10.00%	12.00%	10.80%

Fair Values - Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Impaired loans carried at fair value	$ 53,932	$ 67,900
Carrying value
Financial assets:
Cash and money market instruments	201,305	157,486
Investment securities	1,515,844	1,640,869
Accrued interest receivable		19,697
Mortgage loans held for sale	25,743	11,535
Impaired loans carried at fair value	53,932	87,813
Mortgage IRLCs	372	251
Other loans	4,314,738	4,149,056
Loans receivable, net	4,394,785	4,248,655
Assets held for sale		382,462
Financial liabilities:
Non-interest bearing checking accounts	1,137,290	995,733
Interest bearing transactions accounts	1,088,617	1,037,385
Savings accounts	1,038,356	931,526
Time Deposits, Fair Value	1,450,424	1,499,105
Other	1,345	1,365
Total deposits	4,716,032	4,465,114
Short-term borrowings	344,168	263,594
Long-term debt	781,658	823,182
Subordinated debentures/notes	80,250	75,250
Accrued interest payable		4,916
Liabilities held for sale		536,186
Carrying value | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	700
Carrying value | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value		846
Level 1
Financial assets:
Cash and money market instruments	201,305
Investment securities	1,442
Mortgage loans held for sale
Impaired loans carried at fair value
Mortgage IRLCs	0
Other loans
Loans receivable, net
Financial liabilities:
Non-interest bearing checking accounts	1,137,290
Interest bearing transactions accounts	1,088,617
Savings accounts	1,038,356
Time Deposits, Fair Value
Other	1,345
Total deposits	3,265,608
Short-term borrowings
Long-term debt
Subordinated debentures/notes
Level 1 | Fair value swap
Derivative financial instruments:
Swaps, fair value
Level 1 | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value
Level 2
Financial assets:
Cash and money market instruments
Investment securities	1,522,937
Mortgage loans held for sale	25,743
Impaired loans carried at fair value
Mortgage IRLCs	372
Other loans
Loans receivable, net	26,115
Financial liabilities:
Non-interest bearing checking accounts
Interest bearing transactions accounts
Savings accounts
Time Deposits, Fair Value	1,458,793
Other
Total deposits	1,458,793
Short-term borrowings	344,168
Long-term debt	861,466
Subordinated debentures/notes	79,503
Level 2 | Fair value swap
Derivative financial instruments:
Swaps, fair value
Level 2 | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value
Level 3
Financial assets:
Cash and money market instruments
Investment securities	780
Mortgage loans held for sale
Impaired loans carried at fair value	53,932
Mortgage IRLCs	0
Other loans	4,348,705
Loans receivable, net	4,402,637
Financial liabilities:
Non-interest bearing checking accounts
Interest bearing transactions accounts
Savings accounts
Time Deposits, Fair Value
Other
Total deposits
Short-term borrowings
Long-term debt
Subordinated debentures/notes
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	135
Level 3 | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value
Total fair value
Financial assets:
Cash and money market instruments	201,305	157,486
Investment securities	1,525,159	1,655,219
Accrued interest receivable		19,697
Mortgage loans held for sale	25,743	11,535
Impaired loans carried at fair value	53,932	87,813
Mortgage IRLCs	372	251
Other loans	4,348,705	4,166,973
Loans receivable, net	4,428,752	4,266,572
Assets held for sale		382,462
Financial liabilities:
Non-interest bearing checking accounts	1,137,290	995,733
Interest bearing transactions accounts	1,088,617	1,037,385
Savings accounts	1,038,356	931,526
Time Deposits, Fair Value	1,458,793	1,506,075
Other	1,345	1,365
Total deposits	4,724,401	4,472,084
Short-term borrowings	344,168	263,594
Long-term debt	861,466	915,274
Subordinated debentures/notes	79,503	68,601
Accrued interest payable		4,916
Liabilities held for sale		536,991
Total fair value | Fair value swap
Derivative financial instruments:
Swaps, fair value	135	700
Total fair value | Interest Rate Swap
Derivative financial instruments:
Swaps, fair value		846
Securities | Carrying value
Financial assets:
Accrued interest receivable	6,122
Securities | Level 1
Financial assets:
Accrued interest receivable
Securities | Level 2
Financial assets:
Accrued interest receivable	6,122
Securities | Level 3
Financial assets:
Accrued interest receivable
Securities | Total fair value
Financial assets:
Accrued interest receivable	6,122
Loans | Carrying value
Financial assets:
Accrued interest receivable	13,588
Loans | Level 1
Financial assets:
Accrued interest receivable
Loans | Level 2
Financial assets:
Accrued interest receivable	2
Loans | Level 3
Financial assets:
Accrued interest receivable	13,586
Loans | Total fair value
Financial assets:
Accrued interest receivable	13,588
Deposits | Carrying value
Financial liabilities:
Accrued interest payable	1,960
Deposits | Level 1
Financial liabilities:
Accrued interest payable	21
Deposits | Level 2
Financial liabilities:
Accrued interest payable	1,939
Deposits | Level 3
Financial liabilities:
Accrued interest payable
Deposits | Total fair value
Financial liabilities:
Accrued interest payable	1,960
Borrowings | Carrying value
Financial liabilities:
Accrued interest payable	1,499
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	8
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	1,491
Borrowings | Level 3
Financial liabilities:
Accrued interest payable
Borrowings | Total fair value
Financial liabilities:
Accrued interest payable	$ 1,499

Capital Ratios - Capital Ratios for Park and Each Subsidiary (Details)	Dec. 31, 2012	Dec. 31, 2011
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	9.28%	9.52%
Total Risk-Based	11.17%	11.46%
Leverage	6.43%	6.58%
Vision Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital		23.42%
Total Risk-Based		24.72%	[1]
Leverage		15.89%	[1]
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Risk-Based Capital	13.12%	14.15%
Total Risk-Based	15.77%	16.65%
Leverage	9.17%	9.81%

[1]	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.

Capital Ratios - Various Measures of Capital for Park and Each of PNB and VB (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%
Park National Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	$ 502,680	$ 498,367
Total Risk-Based Capital (to risk-weighted assets), Ratio	11.17%	11.46%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	359,971	347,972
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	449,964	434,965
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	417,690	413,870
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	9.28%	9.52%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	179,986	173,986
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount	269,978	260,979
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio	6.00%	6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	417,690	413,870
Leverage Ratio (to risk-weighted assets), Ratio	6.43%	6.58%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	259,769	251,691
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount	324,711	314,614
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio	5.00%	5.00%
Vision Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount		115,637	[1]
Total Risk-Based Capital (to risk-weighted assets), Ratio		24.72%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount		37,427	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio		8.00%	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount		46,784	[1]
Total Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio		10.00%	[1]
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount		109,566
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio		23.42%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount		18,714
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio		4.00%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Amount		28,071
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Well Capitalized, Ratio		6.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount		109,566	[1]
Leverage Ratio (to risk-weighted assets), Ratio		15.89%	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount		27,588	[1]
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio		4.00%	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Amount		34,485	[1]
Leverage Ratio (to risk-weighted assets), To Be Well Capitalized, Ratio		5.00%	[1]
Agreed total risk-based capital ratio	16.00%
Agreed leverage Ratio	12.00%
Park
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk-Based Capital (to risk-weighted assets), Actual Amount	732,413	812,286
Total Risk-Based Capital (to risk-weighted assets), Ratio	15.77%	16.65%
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	371,477	390,270
Total Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	8.00%	8.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
Tier 1 Risk-Based Capital (to risk-weighted assets), Actual Amount	609,411	690,419
Tier 1 Risk-Based Capital (to risk-weighted assets), Ratio	13.12%	14.15%
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Amount	185,739	195,135
Tier 1 Risk-Based Capital (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%
Leverage Ratio (to average total assets)
Leverage Ratio (to risk-weighted assets), Actual Amount	609,411	690,419
Leverage Ratio (to risk-weighted assets), Ratio	9.17%	9.81%
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Amount	$ 265,719	$ 281,506
Leverage Ratio (to risk-weighted assets), To Be Adequately Capitalized, Ratio	4.00%	4.00%

[1]	Park management had agreed to maintain Vision Bank’s total risk-based capital at 16.00% and the leverage ratio at 12.00%.

Segment Information - Schedule of Operating Results by Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 235,315	$ 273,234		$ 274,044
Provision for loan losses	35,419	63,272		87,080
Other income (loss)	92,403	94,910		74,880
Other expense	187,968	188,317		187,107
Income (loss) before taxes	104,331	116,555		74,737
Income before income taxes	104,331	116,555		74,737
Income taxes (benefit)	25,701	34,415		16,636
Net income	78,630	82,140		58,101
Assets	6,642,803	6,972,245		7,282,261
Assets held for sale (1)		382,462	[1]
Loans	4,450,322	4,317,099		4,732,685
Total loans	4,450,322	4,317,099		4,732,685
Deposits	4,716,032	4,465,114		5,095,420
Liabilities held for sale (2)		536,186	[2]
PNB
Segment Reporting Information [Line Items]
Net interest income	221,758	236,282		237,281
Provision for loan losses	16,678	30,220		23,474
Other income (loss)	70,739	90,982		80,512
Other expense	156,516	146,235		144,051
Income (loss) before taxes	119,303	150,809		150,268
Income before income taxes	119,303	150,809		150,268
Income taxes (benefit)	32,197	43,958		47,320
Net income	87,106	106,851		102,948
Assets	6,502,579	6,281,747		6,495,558
Assets held for sale (1)		0	[1]
Loans	4,369,173	4,172,424		4,074,775
Total loans	4,369,173	4,172,424		4,074,775
Deposits	4,814,107	4,611,646		4,622,693
Liabilities held for sale (2)		0	[2]
VB
Segment Reporting Information [Line Items]
Net interest income	0	27,078		27,867
Provision for loan losses	0	31,052		61,407
Other income (loss)	0	6,617		(6,024)
Other expense	0	31,379		31,623
Income (loss) before taxes	0	(28,736)		(71,187)
Income before income taxes	0	(28,736)		(71,187)
Income taxes (benefit)	0	(6,210)		(25,773)
Net income	0	(22,526)		(45,414)
Assets	0	650,935		791,945
Assets held for sale (1)		382,462	[1]
Loans	0	123,883		640,580
Total loans	0	123,883		640,580
Deposits	0	32		633,432
Liabilities held for sale (2)		536,186	[2]
GFSC
Segment Reporting Information [Line Items]
Net interest income	9,156	8,693		7,611
Provision for loan losses	859	2,000		2,199
Other income (loss)	0	0		2
Other expense	2,835	2,506		2,326
Income (loss) before taxes	5,462	4,187		3,088
Income before income taxes	5,462	4,187		3,088
Income taxes (benefit)	1,912	1,466		1,082
Net income	3,550	2,721		2,006
Assets	49,926	46,682		43,209
Assets held for sale (1)		0	[1]
Loans	50,082	47,111		43,714
Total loans	50,082	47,111		43,714
Deposits	8,358	8,013		7,062
Liabilities held for sale (2)		0	[2]
SEPH
Segment Reporting Information [Line Items]
Net interest income	(341)	(974)		0
Provision for loan losses	17,882	0		0
Other income (loss)	21,431	(3,039)		0
Other expense	22,032	1,082		0
Income (loss) before taxes	(18,824)	(5,095)		0
Income before income taxes	(18,824)	(5,095)		0
Income taxes (benefit)	(6,603)	(1,784)		0
Net income	(12,221)	(3,311)		0
Assets	104,428	34,989		0
Assets held for sale (1)		0	[1]
Loans	59,178	0		0
Total loans	59,178	0		0
Deposits	0	0		0
Liabilities held for sale (2)		0	[2]
All Other
Segment Reporting Information [Line Items]
Net interest income	4,742	2,155		1,285
Provision for loan losses	0	0		0
Other income (loss)	233	350		390
Other expense	6,585	7,115		9,107
Income (loss) before taxes	(1,610)	(4,610)		(7,432)
Income before income taxes	(1,610)	(4,610)		(7,432)
Income taxes (benefit)	(1,805)	(3,015)		(5,993)
Net income	195	(1,595)		(1,439)
Assets	(14,130)	(42,108)		(48,451)
Assets held for sale (1)		0	[1]
Loans	(28,111)	(26,319)		(26,384)
Total loans	(28,111)	(26,319)		(26,384)
Deposits	(106,433)	(154,577)		(167,767)
Liabilities held for sale (2)		$ 0	[2]

[1]	The assets held for sale represent the loans and other assets at Vision Bank that were sold in the first quarter of 2012.
[2]	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that were sold in the first quarter of 2012.

Segment Information - Reconciliation of Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Segment Information [Line Items]
Net Interest Income	$ 235,315	$ 273,234	$ 274,044
Depreciation Expense	6,954	7,583	7,126
Other Expense	181,014	180,734	179,981
Income Taxes	25,701	34,415	16,636
Assets	6,642,803	6,972,245	7,282,261
Deposits	4,716,032	4,465,114	5,095,420
Totals for reportable segments
Reconciliation Of Segment Information [Line Items]
Net Interest Income	230,573	271,079	272,759
Depreciation Expense	6,954	7,583	7,126
Other Expense	174,429	173,619	170,874
Income Taxes	27,506	37,430	22,629
Assets	6,656,933	7,014,353	7,330,712
Deposits	4,822,465	4,619,691	5,263,187
Elimination of intersegment items
Reconciliation Of Segment Information [Line Items]
Net Interest Income	(4,948)	(974)	0
Depreciation Expense	0	0	0
Other Expense	0	0	0
Income Taxes	0	0	0
Assets	(35,639)	(63,243)	(77,876)
Deposits	(106,433)	(154,577)	(167,767)
Parent Co. totals - not eliminated
Reconciliation Of Segment Information [Line Items]
Net Interest Income	9,690	3,129	1,285
Depreciation Expense	0	0	0
Other Expense	6,585	7,115	9,107
Income Taxes	(1,805)	(3,015)	(5,993)
Assets	21,509	21,135	29,425
Deposits	$ 0	$ 0	$ 0

Parent Company Statements - Narrative (Details) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company
Income taxes	$ 4.54	$ 4.21	$ 5.97
Undistributed earnings, restricted from transfer as dividends	$ 173.1	$ 146.6

Parent Company Statements - Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Other assets	$ 464,962	$ 857,631
Total assets	6,642,803	6,972,245	7,282,261
Liabilities:
Subordinated notes	80,250	75,250
Other liabilities	70,329	602,741
Total liabilities	5,992,437	6,229,881
Total liabilities and shareholders’ equity	6,642,803	6,972,245
Parent Company
Assets:
Cash	98,726	134,650	160,011	155,908
Investment in subsidiaries	589,523	643,959
Debentures receivable from PNB	30,000	0
Other investments	2,133	2,280
Other assets	19,639	19,406
Total assets	740,021	800,295
Liabilities:
Dividends payable	0	0
Subordinated notes	80,250	50,250
Other liabilities	9,405	7,681
Total liabilities	89,655	57,931
Total shareholders’ equity	650,366	742,364
Total liabilities and shareholders’ equity	$ 740,021	$ 800,295

Parent Company Statements - Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest and dividends	$ 285,735	$ 331,880	$ 345,517
Expense:
Federal income tax benefit	(25,701)	(34,415)	(16,636)
Net income	78,630	82,140	58,101
Parent Company
Income:
Dividends from subsidiaries	197,000	105,000	80,000
Interest and dividends	10,027	5,643	4,789
Other	232	385	411
Total income	207,259	111,028	85,200
Expense:
Other, net	11,869	10,639	12,632
Total expense	11,869	10,639	12,632
Income before federal taxes and equity in undistributed losses of subsidiaries	195,390	100,389	72,568
Federal income tax benefit	1,806	3,016	5,993
Income before equity in undistributed losses of subsidiaries	197,196	103,405	78,561
Equity in undistributed losses of subsidiaries	(118,566)	(21,265)	(20,460)
Net income	$ 78,630	$ 82,140	$ 58,101

Parent Company Statements - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 78,630	$ 82,140	$ 58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Increase (decrease) in other liabilities	(9,010)	(10,826)	180
Net cash provided by operating activities	105,201	123,536	127,345
Investing activities:
Net cash (used in) provided by investing activities	(194,748)	274,411	(353,291)
Financing activities
Payment to repurchase warrants	(2,843)	0	0
Proceeds from issuance of subordinated notes	30,000	0	0
Net cash provided by (used in) financing activities	133,366	(374,241)	200,635
Increase (decrease) in cash and cash equivalents	43,819	23,706	(25,311)
Parent Company
Net income	78,630	82,140	58,101
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	118,566	21,265	20,460
Decrease in other assets	5,748	8,268	7,344
Increase (decrease) in other liabilities	1,724	(7,875)	(3,763)
Net cash provided by operating activities	204,668	103,798	82,142
Investing activities:
Purchase of investment securities	0	(250)	0
Capital contribution to subsidiary	(45,000)	(36,000)	(52,000)
Purchase of debentures receivable from subsidiaries	(115,000)	(30,000)	0
Repayment of debentures receivable from subsidiaries	52,000	0	2,500
Net cash (used in) provided by investing activities	(108,000)	(66,250)	(49,500)
Financing activities
Cash dividends paid	(60,154)	(62,907)	(62,076)
Proceeds from issuance of common shares and warrants	407	0	33,541
Payment to repurchase warrants	(2,843)	0	0
Payment to repurchase preferred shares	(100,000)	0	0
Proceeds from issuance of subordinated notes	30,000	0	0
Cash payment for fractional shares	(2)	(2)	(4)
Net cash provided by (used in) financing activities	(132,592)	(62,909)	(28,539)
Increase (decrease) in cash and cash equivalents	(35,924)	(25,361)	4,103
Cash at beginning of year	134,650	160,011	155,908
Cash at end of year	$ 98,726	$ 134,650	$ 160,011

Participation In The U.S. Treasury Capital Purchase Program (Details) (USD $)	12 Months Ended					0 Months Ended		4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series A preferred stock	Dec. 23, 2008 Series A preferred stock	Dec. 23, 2008 Series A preferred stock Cumulative dividends rate	Apr. 25, 2012 Series A preferred stock Revised cumulative dividends rate	May 02, 2012 U.S. Treasury Capital Purchase Program
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock value	$ 0	$ 98,146,000			$ 100,000,000
Liquidation preference per senior preferred shares	$ 0	$ 1,000			$ 1,000
Preferred stock, dividend rate, percentage						5.00%	9.00%
Charge to retained earnings representing preferred stock dividend and accretion of discount				3,400,000
Number of securities repurchasable								227,376
Issued warrants as a percentage of senior preferred shares purchased								15.00%
Common share warrants exercise price								65.97
Trailing average								20 days
Term of warrants								10 years
Stock repurchased during period, shares				100,000
Stock repurchased during period, value				100,000,000
Payments for repurchase of preferred stock and preference stock including unpaid dividends				101,000,000
Dividends, preferred stock, cash	1,571,000	5,000,000	5,000,000	972,000
Charge to retained earnings from preferred stock repurchase				1,600,000
Number of warrants repurchased								227,376
Payments for repurchase of warrants								$ 2,800,000
Repurchase price per share								$ 12.5